UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08532

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	01-31-2022

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

Semiannual Report

January 31, 2022

Strategic Allocation: Aggressive Fund
Investor Class (TWSAX)
I Class (AAAIX)
A Class (ACVAX)
C Class (ASTAX)
R Class (AAARX)
R5 Class (ASAUX)
R6 Class (AAAUX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended January 31, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Volatility Tempered Returns

Upbeat economic data and continued central bank support generally buoyed global stock returns through the first half of the period. These influences helped boost corporate earnings and promote investor optimism, even as inflation and government bond yields were on the rise. Bond returns, on the other hand, broadly struggled as inflation and yields climbed higher.

In November, the emergence of the omicron coronavirus variant rattled global financial markets and triggered a steep stock market sell-off. Sentiment shifted quickly, though, as reports suggested the highly transmissible omicron would be less severe than other variants. Stocks resumed their upward march until January, when worries about inflation, Federal Reserve (Fed) policy and the Russia/Ukraine conflict sparked another severe bout of volatility.

Throughout the six months, steady economic gains combined with ongoing monetary support, escalating energy prices and severe supply chain disruptions ignited inflation. By January, year-over-year headline inflation in the U.S. reached 7.5%, a 40-year high, prompting expectations for Fed policy to take a sharp hawkish turn. The central bank, which began modestly reducing its bond purchases in November, accelerated its tapering timetable. Policymakers announced they would conclude their bond-buying program—and likely start hiking rates—in March.

Overall, U.S. stocks advanced for the six-month period, while non-U.S. stocks declined. Large-cap stocks significantly outperformed small caps, and value stocks broadly outperformed their growth-stock peers. U.S. and global bond returns generally declined as yields rose significantly.

Staying Focused in Uncertain Times

Russia's invasion of Ukraine has led to a devastating humanitarian crisis and further complicated a tense geopolitical backdrop. Even before the West imposed sanctions on Russia, our firm had started reducing exposure to Russian markets. After the sanctions, our direct exposure to Russian assets was less than $5 million, or 0.001% of total assets under supervision (as of March 7). We will continue to monitor the evolving situation and what it means for our clients and our investment exposure.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re confident we will continue to meet prevailing challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

JANUARY 31, 2022
Types of Investments in Portfolio	% of net assets
Affiliated Funds	53.6%
Common Stocks	30.6%
U.S. Treasury Securities	3.7%
Sovereign Governments and Agencies	3.2%
Corporate Bonds	2.1%
Collateralized Loan Obligations	0.8%
Municipal Securities	0.6%
Asset-Backed Securities	0.4%
Preferred Stocks	0.3%
Collateralized Mortgage Obligations	0.1%
Exchange-Traded Funds	0.1%
U.S. Government Agency Mortgage-Backed Securities	0.1%
Short-Term Investments	4.5%
Other Assets and Liabilities	(0.1)%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2021 to January 31, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/21	Ending Account Value 1/31/22	Expenses Paid During Period(1) 8/1/21 - 1/31/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$977.10	$3.09	0.62%
I Class	$1,000	$977.70	$2.09	0.42%
A Class	$1,000	$975.90	$4.33	0.87%
C Class	$1,000	$971.90	$8.05	1.62%
R Class	$1,000	$973.30	$5.57	1.12%
R5 Class	$1,000	$977.70	$2.09	0.42%
R6 Class	$1,000	$977.90	$1.35	0.27%
Hypothetical
Investor Class	$1,000	$1,022.08	$3.16	0.62%
I Class	$1,000	$1,023.09	$2.14	0.42%
A Class	$1,000	$1,020.82	$4.43	0.87%
C Class	$1,000	$1,017.04	$8.24	1.62%
R Class	$1,000	$1,019.56	$5.70	1.12%
R5 Class	$1,000	$1,023.09	$2.14	0.42%
R6 Class	$1,000	$1,023.84	$1.38	0.27%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

JANUARY 31, 2022 (UNAUDITED)

	Shares/ Principal Amount	Value
AFFILIATED FUNDS(1) — 53.6%
American Century Diversified Corporate Bond ETF	288,278	$14,658,561
American Century Emerging Markets Bond ETF	133,102	6,235,855
American Century Focused Dynamic Growth ETF(2)	521,504	36,983,238
American Century Focused Large Cap Value ETF	712,664	43,211,313
American Century Multisector Income ETF	531,791	25,826,643
American Century Quality Diversified International ETF	677,731	32,727,630
American Century STOXX U.S. Quality Growth ETF	491,482	33,582,965
American Century STOXX U.S. Quality Value ETF	710,858	36,406,521
Avantis Emerging Markets Equity ETF	653,671	41,168,200
Avantis International Equity ETF	516,903	31,815,380
Avantis International Small Cap Value ETF	147,461	9,211,889
Avantis U.S. Equity ETF	671,855	51,208,788
Avantis U.S. Small Cap Value ETF	239,122	18,467,392
TOTAL AFFILIATED FUNDS (Cost $301,257,781)		381,504,375
COMMON STOCKS — 30.6%
Aerospace and Defense — 0.4%
Aerojet Rocketdyne Holdings, Inc.	3,236	124,877
BAE Systems plc	125,909	985,333
CAE, Inc.(2)	5,749	145,178
General Dynamics Corp.	2,409	510,949
HEICO Corp.	4,012	547,197
Lockheed Martin Corp.	1,265	492,249
Mercury Systems, Inc.(2)	1,241	70,638
		2,876,421
Air Freight and Logistics — 0.1%
United Parcel Service, Inc., Class B	2,485	502,492
Airlines — 0.2%
Ryanair Holdings plc, ADR(2)	4,457	497,490
Southwest Airlines Co.(2)	24,198	1,083,103
		1,580,593
Auto Components — 0.5%
Aptiv plc(2)	9,119	1,245,473
BorgWarner, Inc.	17,515	768,033
Bridgestone Corp.	6,100	267,126
CIE Automotive SA	3,115	90,482
Fox Factory Holding Corp.(2)	1,185	157,688
Hyundai Mobis Co. Ltd.	1,760	345,492
Linamar Corp.	4,564	252,947
Nifco, Inc.	1,600	46,578
Sumitomo Rubber Industries Ltd.	16,000	166,493
		3,340,312
Automobiles — 0.5%
Bayerische Motoren Werke AG	9,880	1,045,728
Daimler AG	12,707	1,013,939
Honda Motor Co. Ltd., ADR	8,908	263,232

	Shares/ Principal Amount	Value
Nissan Motor Co. Ltd.(2)	94,000	$497,503
Rivian Automotive, Inc., Class A(2)	1,587	104,329
Tesla, Inc.(2)	1,014	949,834
		3,874,565
Banks — 1.9%
AIB Group plc(2)	34,657	91,539
Banco Bilbao Vizcaya Argentaria SA	50,218	320,623
Banco Bradesco SA	149,263	530,703
Banco do Brasil SA	73,800	455,300
Bancorp, Inc. (The)(2)	3,705	110,483
Bank Central Asia Tbk PT	859,900	457,378
Bank of America Corp.	17,775	820,138
Barclays plc	307,452	824,838
BNP Paribas SA	7,077	505,223
Canadian Western Bank(3)	4,903	149,001
Commerce Bancshares, Inc.	1,241	85,517
Erste Group Bank AG	15,924	744,297
First Hawaiian, Inc.	18,101	513,163
HDFC Bank Ltd., ADR	6,257	429,418
HSBC Holdings plc	110,400	783,069
JPMorgan Chase & Co.	5,827	865,892
Jyske Bank A/S(2)	2,229	131,293
M&T Bank Corp.	3,312	560,987
Mitsubishi UFJ Financial Group, Inc.	119,600	724,929
Mizuho Financial Group, Inc.	34,250	463,951
Prosperity Bancshares, Inc.	9,144	669,798
Regions Financial Corp.	28,778	660,167
Silvergate Capital Corp., Class A(2)	1,288	138,769
Standard Chartered plc (London)	49,990	364,065
Sumitomo Mitsui Financial Group, Inc.	12,700	457,466
Triumph Bancorp, Inc.(2)	1,642	143,642
Truist Financial Corp.	13,128	824,701
UniCredit SpA	28,714	456,364
Virgin Money UK plc(2)	25,783	65,502
Westamerica Bancorporation	5,586	324,435
		13,672,651
Beverages — 0.2%
Celsius Holdings, Inc.(2)	3,469	165,576
MGP Ingredients, Inc.	1,350	102,141
PepsiCo, Inc.	4,512	782,922
Pernod Ricard SA	1,999	427,585
Royal Unibrew A/S	977	112,321
		1,590,545
Biotechnology — 0.7%
ADC Therapeutics SA(2)	3,201	50,864
Alnylam Pharmaceuticals, Inc.(2)	4,637	638,051
Amgen, Inc.	1,020	231,683
Arcus Biosciences, Inc.(2)	786	24,209
Arcutis Biotherapeutics, Inc.(2)	3,703	55,952
Arena Pharmaceuticals, Inc.(2)	1,186	109,088
Biohaven Pharmaceutical Holding Co. Ltd.(2)	3,751	498,395

	Shares/ Principal Amount	Value
Blueprint Medicines Corp.(2)	1,195	$92,134
Bridgebio Pharma, Inc.(2)(3)	1,543	15,229
Celldex Therapeutics, Inc.(2)	1,393	43,197
Centessa Pharmaceuticals plc, ADR(2)(3)	3,831	36,509
CSL Ltd.	2,544	471,257
Cytokinetics, Inc.(2)	3,039	100,864
Deciphera Pharmaceuticals, Inc.(2)	2,297	19,364
Erasca, Inc.(2)	2,362	27,990
Fate Therapeutics, Inc.(2)	1,361	56,495
Global Blood Therapeutics, Inc.(2)	2,660	76,741
Halozyme Therapeutics, Inc.(2)	3,721	128,784
Horizon Therapeutics plc(2)	6,235	581,913
Insmed, Inc.(2)	4,424	100,336
Intellia Therapeutics, Inc.(2)	544	51,446
Invitae Corp.(2)	3,195	35,912
Iovance Biotherapeutics, Inc.(2)	1,184	19,714
KalVista Pharmaceuticals, Inc.(2)	2,839	35,828
Karuna Therapeutics, Inc.(2)	979	108,728
Kinnate Biopharma, Inc.(2)(3)	1,590	17,458
Kymera Therapeutics, Inc.(2)	1,449	60,858
Natera, Inc.(2)	6,226	439,867
Neurocrine Biosciences, Inc.(2)	3,477	274,753
Relay Therapeutics, Inc.(2)	1,554	34,390
Sarepta Therapeutics, Inc.(2)	4,159	297,660
Synairgen plc(2)	4,861	12,704
Vertex Pharmaceuticals, Inc.(2)	511	124,199
Vitrolife AB	803	33,021
		4,905,593
Building Products — 0.4%
Cie de Saint-Gobain	4,797	324,601
Johnson Controls International plc	8,609	625,616
Masco Corp.	3,957	250,597
Masonite International Corp.(2)	1,325	131,493
Sanwa Holdings Corp.	6,500	70,389
Trane Technologies plc	4,316	747,100
Trex Co., Inc.(2)	1,339	122,478
Zurn Water Solutions Corp.	11,971	365,594
		2,637,868
Capital Markets — 1.3%
Ameriprise Financial, Inc.	2,455	747,081
Bank of New York Mellon Corp. (The)	16,942	1,003,983
BlackRock, Inc.	545	448,502
Credit Suisse Group AG	63,598	604,525
Euronext NV	453	43,675
GCM Grosvenor, Inc., Class A	2,827	25,697
Intercontinental Exchange, Inc.	1,786	226,215
Intermediate Capital Group plc	3,547	91,603
LPL Financial Holdings, Inc.	8,002	1,378,905
Morgan Stanley	8,640	885,946
MSCI, Inc.	1,559	835,811
Northern Trust Corp.	10,026	1,169,433

	Shares/ Principal Amount	Value
Open Lending Corp., Class A(2)	4,358	$82,758
Partners Group Holding AG	393	547,920
S&P Global, Inc.	1,230	510,721
State Street Corp.	2,831	267,529
T. Rowe Price Group, Inc.	4,044	624,515
		9,494,819
Chemicals — 0.5%
Air Products and Chemicals, Inc.	793	223,721
Albemarle Corp.	1,309	288,949
Axalta Coating Systems Ltd.(2)	14,510	429,641
Diversey Holdings Ltd.(2)	11,556	127,116
Ecolab, Inc.	1,073	203,280
Element Solutions, Inc.	29,189	655,001
Koninklijke DSM NV	2,673	501,082
Linde plc	2,007	639,591
OCI NV(2)	2,805	76,767
Sherwin-Williams Co. (The)	842	241,241
Sika AG	1,036	362,469
		3,748,858
Commercial Services and Supplies — 0.2%
Brink's Co. (The)	2,831	197,547
Clean Harbors, Inc.(2)	1,549	143,360
Driven Brands Holdings, Inc.(2)	7,544	213,118
Elis SA(2)	5,397	98,591
GFL Environmental, Inc.	13,145	432,076
Japan Elevator Service Holdings Co. Ltd.	3,600	51,862
Republic Services, Inc.	1,969	251,363
		1,387,917
Communications Equipment — 0.5%
Arista Networks, Inc.(2)	10,606	1,318,432
Cisco Systems, Inc.	10,225	569,226
F5, Inc.(2)	6,463	1,341,848
Juniper Networks, Inc.	4,449	154,914
		3,384,420
Construction and Engineering — 0.1%
Arcadis NV	2,606	114,078
Construction Partners, Inc., Class A(2)	3,645	95,645
Hazama Ando Corp.	12,100	92,590
JTOWER, Inc.(2)	800	36,657
		338,970
Construction Materials — 0.1%
CRH plc	8,925	447,949
Eagle Materials, Inc.	1,073	156,497
Summit Materials, Inc., Class A(2)	4,836	171,968
		776,414
Consumer Finance — 0.1%
American Express Co.	2,740	492,707
Containers and Packaging — 0.5%
Amcor plc	21,995	264,160
Avery Dennison Corp.	3,421	702,742
Ball Corp.	5,722	555,606

	Shares/ Principal Amount	Value
Intertape Polymer Group, Inc.(3)	6,958	$140,403
Packaging Corp. of America	3,855	580,679
SIG Combibloc Group AG(2)	19,706	457,847
Sonoco Products Co.	14,985	848,750
		3,550,187
Distributors†
D'ieteren Group	824	143,569
Diversified Consumer Services†
European Wax Center, Inc., Class A(2)	5,031	122,957
IDP Education Ltd.	3,086	64,505
		187,462
Diversified Financial Services†
Zenkoku Hosho Co. Ltd.	2,700	120,847
Diversified Telecommunication Services — 0.1%
Cellnex Telecom SA	9,447	428,380
IHS Holding Ltd.(2)	2,458	29,397
Verizon Communications, Inc.	2,138	113,806
		571,583
Electric Utilities — 0.5%
Edison International	15,717	986,871
Evergy, Inc.	5,106	331,686
Eversource Energy	3,833	343,015
Iberdrola SA	42,943	492,344
NextEra Energy, Inc.	11,595	905,801
Pinnacle West Capital Corp.	7,037	489,846
Xcel Energy, Inc.	3,602	250,915
		3,800,478
Electrical Equipment — 0.9%
AMETEK, Inc.	6,144	840,315
Eaton Corp. plc	2,262	358,369
Emerson Electric Co.	10,541	969,245
Generac Holdings, Inc.(2)	1,288	363,705
Hexatronic Group AB	1,282	51,983
Hubbell, Inc.	1,022	191,410
Nexans SA	981	88,647
nVent Electric plc	32,384	1,120,163
Plug Power, Inc.(2)	6,924	151,428
Regal Rexnord Corp.	4,012	635,822
Rockwell Automation, Inc.	2,245	649,299
Schneider Electric SE	4,577	775,322
Sensata Technologies Holding plc(2)	3,322	190,550
TKH Group NV, CVA(3)	1,201	69,303
Ushio, Inc.	4,800	74,594
		6,530,155
Electronic Equipment, Instruments and Components — 0.6%
CDW Corp.	2,242	423,850
Cognex Corp.	11,848	787,418
Comet Holding AG	193	61,570
Corning, Inc.	3,736	157,061
Fabrinet(2)	758	85,775
Hexagon AB, B Shares	27,561	371,745

	Shares/ Principal Amount	Value
Jabil, Inc.	1,040	$63,950
Keyence Corp.	1,100	564,215
Keysight Technologies, Inc.(2)	9,198	1,552,806
National Instruments Corp.	4,602	189,695
Sesa SpA	597	107,977
		4,366,062
Energy Equipment and Services — 0.2%
Baker Hughes Co.	20,396	559,666
Schlumberger NV	16,961	662,667
		1,222,333
Entertainment — 0.3%
CTS Eventim AG & Co. KGaA(2)	1,175	83,527
Electronic Arts, Inc.	1,445	191,694
Live Nation Entertainment, Inc.(2)	3,422	374,743
ROBLOX Corp., Class A(2)	2,057	135,474
Roku, Inc.(2)	2,272	372,722
Universal Music Group NV	14,694	362,782
Walt Disney Co. (The)(2)	4,129	590,323
		2,111,265
Equity Real Estate Investment Trusts (REITs) — 1.5%
American Campus Communities, Inc.	1,567	81,891
American Homes 4 Rent, Class A	1,617	63,273
AvalonBay Communities, Inc.	1,007	245,940
Big Yellow Group plc	1,960	39,548
Brixmor Property Group, Inc.	2,075	52,622
Camden Property Trust	1,038	166,173
Capital & Counties Properties plc	22,399	52,099
CapitaLand Integrated Commercial Trust	20,000	28,834
Charter Hall Group	1,067	12,780
Comforia Residential REIT, Inc.	15	40,238
Dexus	2,822	20,544
Digital Core REIT Management Pte Ltd.(2)	30,892	36,144
Digital Realty Trust, Inc.	1,077	160,721
DigitalBridge Group, Inc.(2)	16,047	117,143
Dream Industrial Real Estate Investment Trust	2,144	26,599
Equinix, Inc.	703	509,605
Essential Properties Realty Trust, Inc.	2,395	63,587
Essex Property Trust, Inc.	1,414	470,155
Fibra Uno Administracion SA de CV	236,446	243,003
GLP J-Reit	20	32,192
Goodman Group	6,602	109,010
Healthcare Trust of America, Inc., Class A	12,739	414,654
Healthpeak Properties, Inc.	22,019	778,812
Host Hotels & Resorts, Inc.(2)	4,480	77,683
Ingenia Communities Group	14,923	58,359
Innovative Industrial Properties, Inc.	758	150,228
Invincible Investment Corp.	135	42,526
Invitation Homes, Inc.	4,857	203,897
Iron Mountain, Inc.	1,189	54,599
Japan Hotel REIT Investment Corp.	50	24,376
Kilroy Realty Corp.	752	48,128

	Shares/ Principal Amount	Value
Kimco Realty Corp.	6,400	$155,264
Kite Realty Group Trust	6,568	137,140
Klepierre SA(2)(3)	3,138	83,465
LaSalle Logiport REIT	23	36,793
Life Storage, Inc.	1,172	158,161
Link REIT	6,100	52,372
Medical Properties Trust, Inc.	4,843	110,227
MGM Growth Properties LLC, Class A	14,195	551,902
NETSTREIT Corp.(3)	1,914	43,256
Outfront Media, Inc.	574	14,258
Prologis, Inc.	10,669	1,673,113
Public Storage	579	207,589
Regency Centers Corp.	8,181	586,987
Rexford Industrial Realty, Inc.	3,355	245,485
Ryman Hospitality Properties, Inc.(2)	2,482	219,409
Scentre Group	42,180	87,572
Segro plc	29,536	520,712
Shaftesbury plc	6,208	52,126
SOSiLA Logistics REIT, Inc.	31	43,390
Sun Communities, Inc.	748	141,342
Tritax Big Box REIT plc	47,002	150,766
UDR, Inc.	2,573	146,249
Ventas, Inc.	2,111	111,925
VICI Properties, Inc.	3,165	90,582
Welltower, Inc.	2,779	240,745
Weyerhaeuser Co.	4,540	183,552
Workspace Group plc	5,086	58,116
		10,527,861
Food and Staples Retailing — 0.3%
Costco Wholesale Corp.	616	311,160
Grocery Outlet Holding Corp.(2)	4,010	101,774
Koninklijke Ahold Delhaize NV	22,473	728,678
MARR SpA	3,534	75,255
Sysco Corp.	11,562	903,570
		2,120,437
Food Products — 0.5%
Bakkafrost P/F	63	4,343
Calbee, Inc.	1,900	43,734
Conagra Brands, Inc.	29,044	1,009,569
General Mills, Inc.	5,219	358,441
Hershey Co. (The)	2,268	446,955
J.M. Smucker Co. (The)	2,760	388,001
Kellogg Co.	5,567	350,721
Mondelez International, Inc., Class A	5,857	392,595
Orkla ASA	38,359	366,574
Sovos Brands, Inc.(2)	10,201	149,649
Vital Farms, Inc.(2)	1,987	32,845
Whole Earth Brands, Inc.(2)	8,707	82,542
		3,625,969
Gas Utilities — 0.1%
Atmos Energy Corp.	4,491	481,525

	Shares/ Principal Amount	Value
Nippon Gas Co. Ltd.	4,400	$61,574
Spire, Inc.	5,840	384,973
		928,072
Health Care Equipment and Supplies — 1.0%
Align Technology, Inc.(2)	657	325,189
Arjo AB, B Shares	4,906	49,030
Becton Dickinson and Co.	2,316	588,588
DexCom, Inc.(2)	1,649	709,862
Eckert & Ziegler Strahlen- und Medizintechnik AG	656	57,185
Edwards Lifesciences Corp.(2)	4,412	481,790
Envista Holdings Corp.(2)	10,985	474,991
Establishment Labs Holdings, Inc.(2)	1,003	52,497
IDEXX Laboratories, Inc.(2)	1,658	841,103
Inari Medical, Inc.(2)	2,434	179,045
Inmode Ltd.(2)	1,089	52,523
Koninklijke Philips NV	9,209	306,476
Medtronic plc	3,276	339,033
Menicon Co. Ltd.	1,500	33,286
NeuroPace, Inc.(2)(3)	4,131	33,296
ResMed, Inc.	485	110,871
SI-BONE, Inc.(2)	5,981	117,826
Silk Road Medical, Inc.(2)	3,772	123,759
Tandem Diabetes Care, Inc.(2)	1,153	136,181
Teleflex, Inc.	928	287,856
Zimmer Biomet Holdings, Inc.	13,739	1,690,172
		6,990,559
Health Care Providers and Services — 1.2%
Alfresa Holdings Corp.	20,300	289,455
Amedisys, Inc.(2)	2,231	301,408
AmerisourceBergen Corp.	2,823	384,493
Amvis Holdings, Inc.	2,200	85,271
Cardinal Health, Inc.	10,838	558,916
Centene Corp.(2)	472	36,703
Chartwell Retirement Residences	5,320	52,022
Cigna Corp.	2,501	576,380
Covetrus, Inc.(2)	3,565	64,420
CVS Health Corp.	5,397	574,834
Encompass Health Corp.	1,698	105,344
HealthEquity, Inc.(2)	3,280	175,283
Henry Schein, Inc.(2)	11,724	882,817
Humana, Inc.	1,311	514,568
McKesson Corp.	2,489	638,976
Progyny, Inc.(2)	2,526	102,303
Quest Diagnostics, Inc.	5,999	809,985
R1 RCM, Inc.(2)	20,144	479,024
RadNet, Inc.(2)	4,550	117,163
Tenet Healthcare Corp.(2)	1,704	126,300
UnitedHealth Group, Inc.	1,618	764,618
Universal Health Services, Inc., Class B	7,238	941,374
		8,581,657
Health Care Technology — 0.3%
Cerner Corp.	8,787	801,374

	Shares/ Principal Amount	Value
Health Catalyst, Inc.(2)	4,157	$124,087
OptimizeRx Corp.(2)	2,126	95,521
Veeva Systems, Inc., Class A(2)	3,112	736,113
		1,757,095
Hotels, Restaurants and Leisure — 0.9%
Airbnb, Inc., Class A(2)	4,443	684,089
Autogrill SpA(2)(3)	11,538	86,643
Basic-Fit NV(2)	1,821	86,875
Booking Holdings, Inc.(2)	158	388,068
Chipotle Mexican Grill, Inc.(2)	742	1,102,300
Churchill Downs, Inc.	614	129,124
Corporate Travel Management Ltd.(2)	5,700	84,997
Cracker Barrel Old Country Store, Inc.	2,319	276,286
Expedia Group, Inc.(2)	2,377	435,680
Food & Life Cos. Ltd.	14,300	428,458
Greggs plc	2,112	76,596
Hilton Worldwide Holdings, Inc.(2)	8,454	1,226,760
Planet Fitness, Inc., Class A(2)	2,419	214,420
Scandic Hotels Group AB(2)	10,315	43,520
SeaWorld Entertainment, Inc.(2)	2,469	147,103
Sodexo SA	5,736	533,469
Wingstop, Inc.	1,127	172,713
Wyndham Hotels & Resorts, Inc.	1,388	116,523
		6,233,624
Household Durables — 0.2%
Haseko Corp.	14,100	179,036
Lovesac Co. (The)(2)	1,252	67,420
Open House Group Co. Ltd.	1,200	62,128
Sonos, Inc.(2)	4,747	119,719
Taylor Wimpey plc	321,213	658,987
Token Corp.	1,100	89,102
		1,176,392
Household Products — 0.2%
Colgate-Palmolive Co.	2,836	233,828
Kimberly-Clark Corp.	4,019	553,215
Procter & Gamble Co. (The)	3,735	599,281
		1,386,324
Independent Power and Renewable Electricity Producers†
West Holdings Corp.	1,900	57,089
Industrial Conglomerates — 0.2%
Honeywell International, Inc.	2,901	593,196
Lifco AB, B Shares	1,583	37,106
Turkiye Sise ve Cam Fabrikalari AS	599,835	624,256
		1,254,558
Insurance — 0.7%
Aegon NV	57,000	321,565
Aflac, Inc.	12,212	767,158
Allstate Corp. (The)	6,278	757,566
Arthur J. Gallagher & Co.	183	28,903
ASR Nederland NV	2,966	137,906
Chubb Ltd.	3,857	760,909

	Shares/ Principal Amount	Value
Goosehead Insurance, Inc., Class A	1,820	$179,416
Kinsale Capital Group, Inc.	753	150,841
Marsh & McLennan Cos., Inc.	1,918	294,681
Progressive Corp. (The)	882	95,838
Prudential Financial, Inc.	2,229	248,690
Reinsurance Group of America, Inc.	7,845	900,841
Ryan Specialty Group Holdings, Inc., Class A(2)	3,472	129,887
Storebrand ASA	10,912	116,337
Travelers Cos., Inc. (The)	1,898	315,410
		5,205,948
Interactive Media and Services — 0.8%
Alphabet, Inc., Class A(2)	936	2,532,882
Autohome, Inc., ADR	7,945	264,727
Baidu, Inc., Class A(2)	26,200	518,993
carsales.com Ltd.	4,208	66,559
Domain Holdings Australia Ltd.	22,533	75,726
Eventbrite, Inc., Class A(2)	5,661	81,122
Match Group, Inc.(2)	5,303	597,648
Meta Platforms, Inc., Class A(2)	2,058	644,689
Pinterest, Inc., Class A(2)	10,230	302,399
QuinStreet, Inc.(2)	9,550	153,660
Tencent Holdings Ltd.	11,900	745,681
		5,984,086
Internet and Direct Marketing Retail — 0.5%
Alibaba Group Holding Ltd.(2)	37,500	587,759
Amazon.com, Inc.(2)	568	1,699,155
Chewy, Inc., Class A(2)(3)	5,748	273,662
Etsy, Inc.(2)	2,681	421,131
JD.com, Inc., Class A(2)	6,066	229,910
		3,211,617
IT Services — 1.2%
Accenture plc, Class A	1,815	641,748
Adyen NV(2)	190	386,631
Alten SA	589	96,070
Amdocs Ltd.	5,223	396,373
Atos SE	3,928	140,807
Block, Inc.(2)	2,016	246,537
Capgemini SE	3,702	832,270
Capita plc(2)	157,273	67,668
Cloudflare, Inc., Class A(2)	4,529	436,596
DigitalOcean Holdings, Inc.(2)	1,400	80,276
Endava plc, ADR(2)	842	102,404
ENECHANGE Ltd.(2)	2,600	31,251
EPAM Systems, Inc.(2)	1,601	762,300
Euronet Worldwide, Inc.(2)	1,971	263,897
Indra Sistemas SA(2)	19,181	195,439
Mastercard, Inc., Class A	1,832	707,848
MAXIMUS, Inc.	2,514	194,383
NEXTDC Ltd.(2)	11,441	87,786
Nuvei Corp.(2)	502	30,622
Okta, Inc.(2)	3,225	638,195
PayPal Holdings, Inc.(2)	2,978	512,037

	Shares/ Principal Amount	Value
Perficient, Inc.(2)	1,004	$105,239
Shopify, Inc., Class A(2)	416	401,535
Simplex Holdings, Inc.(2)	2,200	35,214
Switch, Inc., Class A	8,297	212,652
TDCX, Inc., ADR(2)	3,394	55,628
Thoughtworks Holding, Inc.(2)	5,896	126,292
Twilio, Inc., Class A(2)	875	180,355
Visa, Inc., Class A	3,218	727,815
		8,695,868
Leisure Products — 0.2%
Accell Group NV(2)	883	57,466
BRP, Inc.(3)	804	66,824
Brunswick Corp.	2,070	187,935
Callaway Golf Co.(2)	7,391	176,349
Hayward Holdings, Inc.(2)	8,074	158,977
Polaris, Inc.	3,708	417,484
		1,065,035
Life Sciences Tools and Services — 0.7%
10X Genomics, Inc., Class A(2)	2,296	221,036
Agilent Technologies, Inc.	7,620	1,061,618
Bio-Techne Corp.	1,202	452,445
ICON plc(2)	2,690	714,787
Lonza Group AG	804	554,311
Mettler-Toledo International, Inc.(2)	638	939,570
NeoGenomics, Inc.(2)	3,925	88,469
Repligen Corp.(2)	1,585	314,369
Thermo Fisher Scientific, Inc.	916	532,471
		4,879,076
Machinery — 0.7%
AGCO Corp.	1,124	131,733
Astec Industries, Inc.	2,323	147,023
ATS Automation Tooling Systems, Inc.(2)	2,496	101,910
Cargotec Oyj, B Shares	1,348	67,302
Cummins, Inc.	2,862	632,158
Deere & Co.	487	183,307
Graco, Inc.	5,998	435,215
IHI Corp.	2,800	56,541
IMI plc	1,316	29,403
John Bean Technologies Corp.	1,238	167,130
Kornit Digital Ltd.(2)	650	68,289
Metso Outotec Oyj	10,653	114,249
Nabtesco Corp.	1,500	46,888
Oshkosh Corp.	5,138	584,756
PACCAR, Inc.	5,068	471,273
Parker-Hannifin Corp.	3,657	1,133,707
Timken Co. (The)	784	52,371
Trelleborg AB, B Shares	4,282	107,816
Xylem, Inc.	2,171	227,998
		4,759,069
Media — 0.3%
Comcast Corp., Class A	5,286	264,247

	Shares/ Principal Amount	Value
Fox Corp., Class B	21,425	$796,582
Future plc	2,564	109,358
Nordic Entertainment Group AB, B Shares(2)	1,325	51,299
Publicis Groupe SA	8,198	555,504
S4 Capital plc(2)	5,936	41,508
Storytel AB(2)(3)	765	12,066
WPP plc	35,460	556,031
		2,386,595
Metals and Mining — 0.2%
APERAM SA(3)	1,477	83,228
Lynas Rare Earths Ltd.(2)	2,341	15,121
Mineral Resources Ltd.	1,206	47,928
MMC Norilsk Nickel PJSC	2,446	686,027
OZ Minerals Ltd.	5,547	96,224
Teck Resources Ltd., Class B	17,782	548,930
		1,477,458
Multi-Utilities — 0.1%
NorthWestern Corp.	12,433	722,606
Multiline Retail — 0.1%
Dollar Tree, Inc.(2)	4,432	581,567
Marks & Spencer Group plc(2)	32,417	95,935
Target Corp.	1,073	236,522
		914,024
Oil, Gas and Consumable Fuels — 0.5%
ConocoPhillips	18,458	1,635,748
Devon Energy Corp.	15,348	776,148
Matador Resources Co.	5,155	230,789
Pioneer Natural Resources Co.	2,449	536,062
Whitecap Resources, Inc.(3)	42,904	302,757
		3,481,504
Paper and Forest Products — 0.1%
Mondi plc	31,413	785,927
Personal Products†
Estee Lauder Cos., Inc. (The), Class A	762	237,584
Pharmaceuticals — 1.1%
ALK-Abello A/S(2)	200	84,454
Arvinas, Inc.(2)	1,096	78,353
AstraZeneca plc	5,709	664,116
AstraZeneca plc, ADR	19,840	1,154,886
Bristol-Myers Squibb Co.	8,209	532,682
Dermapharm Holding SE	893	72,215
Edgewise Therapeutics, Inc.(2)	2,295	31,212
GlaxoSmithKline plc	51,916	1,158,557
Harmony Biosciences Holdings, Inc.(2)	1,467	52,607
Laboratorios Farmaceuticos Rovi SA	1,409	103,454
Merck & Co., Inc.	5,185	422,474
Novartis AG	4,588	398,649
Novo Nordisk A/S, B Shares	9,301	925,154
Sanofi	2,223	232,441
Sanofi, ADR	18,471	960,492
Takeda Pharmaceutical Co. Ltd.	17,500	507,206

	Shares/ Principal Amount	Value
Ventyx Biosciences, Inc.(2)	3,329	$54,130
Zoetis, Inc.	2,323	464,112
		7,897,194
Professional Services — 0.5%
ASGN, Inc.(2)	1,395	160,244
BayCurrent Consulting, Inc.	200	75,904
Bureau Veritas SA	18,789	537,597
CoStar Group, Inc.(2)	5,782	405,665
DKSH Holding AG	1,353	108,481
First Advantage Corp.(2)	9,845	166,577
Hays plc	41,802	81,457
HireRight Holdings Corp.(2)	7,691	104,598
IHS Markit Ltd.	476	55,592
Jacobs Engineering Group, Inc.	5,376	699,848
Recruit Holdings Co. Ltd.	7,800	385,543
Teleperformance	866	326,126
Verisk Analytics, Inc.	2,729	535,239
Visional, Inc.(2)	1,300	95,487
		3,738,358
Real Estate Management and Development — 0.2%
Altus Group Ltd.(3)	1,929	92,584
Capitaland Investment Ltd.(2)	25,600	65,686
CBRE Group, Inc., Class A(2)	438	44,387
China Resources Mixc Lifestyle Services Ltd.	5,200	30,564
City Developments Ltd.	5,100	26,790
Colliers International Group, Inc. (Toronto)	691	100,806
CTP NV	2,402	48,863
Fastighets AB Balder, B Shares(2)	1,277	84,600
FirstService Corp.	139	22,164
Grainger plc	12,596	51,297
Hulic Co. Ltd.	3,000	28,997
New World Development Co. Ltd.	10,000	40,823
Newmark Group, Inc., Class A	8,724	133,564
Relo Group, Inc.	2,600	46,921
Savills plc	5,038	91,806
Tokyu Fudosan Holdings Corp.	15,200	83,268
Tricon Residential, Inc.	820	12,046
Tricon Residential, Inc. (Toronto)	19,479	285,485
VGP NV	198	56,106
		1,346,757
Road and Rail — 0.2%
Canadian Pacific Railway Ltd.	8,106	579,915
Heartland Express, Inc.	21,579	322,822
Lyft, Inc., Class A(2)	5,811	223,840
Norfolk Southern Corp.	1,127	306,533
TFI International, Inc.	680	65,451
Union Pacific Corp.	1,041	254,576
		1,753,137
Semiconductors and Semiconductor Equipment — 1.1%
Advanced Micro Devices, Inc.(2)	2,666	304,591
Ambarella, Inc.(2)	440	61,666

	Shares/ Principal Amount	Value
Applied Materials, Inc.	3,469	$479,346
ASML Holding NV	672	455,142
BE Semiconductor Industries NV	993	83,261
Enphase Energy, Inc.(2)	3,949	554,716
Ichor Holdings Ltd.(2)	3,951	167,601
Infineon Technologies AG	12,107	502,776
MACOM Technology Solutions Holdings, Inc.(2)	1,365	83,552
Marvell Technology, Inc.	11,598	828,097
Monolithic Power Systems, Inc.	898	361,831
Nova Ltd.(2)	914	108,126
NVIDIA Corp.	4,497	1,101,136
Onto Innovation, Inc.(2)	2,094	191,685
Power Integrations, Inc.	1,525	123,083
Semtech Corp.(2)	2,950	209,745
Skyworks Solutions, Inc.	3,218	471,501
SOITEC(2)	219	39,982
Taiwan Semiconductor Manufacturing Co. Ltd.	40,000	924,880
Texas Instruments, Inc.	2,896	519,803
		7,572,520
Software — 2.3%
Adobe, Inc.(2)	821	438,660
Atlassian Corp. plc, Class A(2)	2,630	853,014
Autodesk, Inc.(2)	1,858	464,110
Box, Inc., Class A(2)	3,237	84,583
Cadence Design Systems, Inc.(2)	9,312	1,416,728
CDK Global, Inc.	8,344	358,542
Coupa Software, Inc.(2)	893	119,903
Darktrace plc(2)	4,451	24,659
Dassault Systemes SE	9,055	437,885
Datadog, Inc., Class A(2)	5,628	822,307
Descartes Systems Group, Inc. (The)(2)	933	67,879
DocuSign, Inc.(2)	4,035	507,482
Enfusion, Inc., Class A(2)	4,187	57,823
HubSpot, Inc.(2)	554	270,795
Kinaxis, Inc.(2)	506	65,633
m-up Holdings, Inc.	5,600	39,008
Manhattan Associates, Inc.(2)	8,043	1,076,716
Microsoft Corp.	13,234	4,115,509
Model N, Inc.(2)	1,555	43,011
nCino, Inc.(2)	2,081	95,372
New Relic, Inc.(2)	1,215	127,745
Open Text Corp.	11,919	570,443
Palantir Technologies, Inc., Class A(2)	14,946	204,910
Palo Alto Networks, Inc.(2)	3,316	1,715,698
Paycor HCM, Inc.(2)(3)	6,758	175,303
Paylocity Holding Corp.(2)	840	171,343
SailPoint Technologies Holdings, Inc.(2)	3,320	128,451
salesforce.com, Inc.(2)	1,372	319,168
ServiceNow, Inc.(2)	288	168,705
Sprout Social, Inc., Class A(2)	1,703	117,252
SPS Commerce, Inc.(2)	1,358	168,188

	Shares/ Principal Amount	Value
Tenable Holdings, Inc.(2)	5,125	$263,425
Trade Desk, Inc. (The), Class A(2)	8,395	583,788
Workday, Inc., Class A(2)	581	146,999
		16,221,037
Specialty Retail — 0.6%
Advance Auto Parts, Inc.	4,312	998,271
Burlington Stores, Inc.(2)	2,120	502,292
Carvana Co.(2)	1,874	303,700
City Chic Collective Ltd.(2)	13,815	48,579
Five Below, Inc.(2)	1,571	257,644
Home Depot, Inc. (The)	2,617	960,387
Leslie's, Inc.(2)	9,899	206,196
Musti Group Oyj(2)	2,489	74,388
National Vision Holdings, Inc.(2)	4,645	189,888
Nextage Co. Ltd.	5,300	133,094
Petco Health & Wellness Co., Inc.(2)	6,070	113,812
Pets at Home Group plc	16,918	97,962
TJX Cos., Inc. (The)	5,341	384,392
Tractor Supply Co.	804	175,521
Watches of Switzerland Group plc(2)	8,419	146,671
		4,592,797
Technology Hardware, Storage and Peripherals — 0.4%
Apple, Inc.	13,525	2,363,899
HP, Inc.	17,734	651,370
Pure Storage, Inc., Class A(2)	3,984	105,536
		3,120,805
Textiles, Apparel and Luxury Goods — 0.5%
Asics Corp.	4,600	89,312
Capri Holdings Ltd.(2)	1,449	87,042
Crocs, Inc.(2)	1,581	162,242
Deckers Outdoor Corp.(2)	500	160,115
HUGO BOSS AG	1,362	86,281
Li Ning Co. Ltd.	42,000	409,836
lululemon athletica, Inc.(2)	2,333	778,662
LVMH Moet Hennessy Louis Vuitton SE	772	634,103
NIKE, Inc., Class B	3,276	485,077
Pandora A/S	767	83,403
Puma SE	3,242	346,740
		3,322,813
Thrifts and Mortgage Finance†
Capitol Federal Financial, Inc.	19,473	216,734
Trading Companies and Distributors — 0.4%
AddTech AB, B Shares	3,804	70,370
Ashtead Group plc	3,704	264,940
Beacon Roofing Supply, Inc.(2)	6,461	354,515
Diploma plc	2,802	105,168
Electrocomponents plc	7,594	114,979
Grafton Group plc	3,453	54,276
H&E Equipment Services, Inc.	4,178	173,930
MSC Industrial Direct Co., Inc., Class A	10,034	819,176
NOW, Inc.(2)	3,936	34,991

	Shares/ Principal Amount		Value
W.W. Grainger, Inc.	921		$455,996
Yamazen Corp.	6,700		58,289
			2,506,630
TOTAL COMMON STOCKS (Cost $158,973,218)			217,943,902
U.S. TREASURY SECURITIES — 3.7%
U.S. Treasury Bonds, 3.00%, 5/15/42		$250,000	284,814
U.S. Treasury Bonds, 3.75%, 11/15/43	40,000		50,914
U.S. Treasury Bonds, 3.125%, 8/15/44(4)	350,000		408,625
U.S. Treasury Bonds, 3.00%, 5/15/45	100,000		114,859
U.S. Treasury Bonds, 3.00%, 11/15/45	50,000		57,680
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25(4)	737,275		829,084
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	275,654		326,552
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	2,783,369		3,473,830
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	462,949		673,353
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	811,846		966,170
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	374,771		437,366
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	1,371,502		1,841,349
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	849,845		1,021,625
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	460,576		578,592
U.S. Treasury Inflation Indexed Bonds, 0.125%, 2/15/51	587,175		635,260
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/25	1,990,711		2,102,238
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	1,403,712		1,516,222
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/26	3,179,580		3,372,647
U.S. Treasury Inflation Indexed Notes, 0.875%, 1/15/29	385,270		435,295
U.S. Treasury Notes, 2.25%, 8/15/27(4)	200,000		206,273
U.S. Treasury Notes, 1.50%, 11/30/28(4)	6,900,000		6,791,649
TOTAL U.S. TREASURY SECURITIES (Cost $23,957,585)			26,124,397
SOVEREIGN GOVERNMENTS AND AGENCIES — 3.2%
Australia†
Australia Government Bond, 3.00%, 3/21/47	AUD	120,000	93,327
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	110,000	82,367
			175,694
Austria†
Republic of Austria Government Bond, 3.40%, 11/22/22(5)	EUR	69,000	80,047
Republic of Austria Government Bond, 0.75%, 10/20/26(5)	EUR	41,000	48,029
Republic of Austria Government Bond, 4.15%, 3/15/37(5)	EUR	29,000	50,424
			178,500
Belgium†
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(5)	EUR	27,000	48,983
Canada — 0.2%
Canadian Government Bond, 0.25%, 3/1/26	CAD	850,000	633,312
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	201,000	163,597
Province of Quebec Canada, 3.00%, 9/1/23	CAD	215,000	173,525
Province of Quebec Canada, 5.75%, 12/1/36	CAD	108,000	115,556
Province of Quebec Canada, 3.50%, 12/1/48	CAD	20,000	17,556
			1,103,546
China — 1.9%
China Government Bond, 2.64%, 8/13/22	CNY	63,500,000	10,009,843
China Government Bond, 2.88%, 11/5/23	CNY	19,000,000	3,024,527
China Government Bond, 3.25%, 6/6/26	CNY	400,000	64,958

	Shares/ Principal Amount		Value
China Government Bond, 3.29%, 5/23/29	CNY	300,000	$48,983
			13,148,311
Czech Republic†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	610,000	28,263
Denmark†
Denmark Government Bond, 0.50%, 11/15/27	DKK	245,000	38,191
Denmark Government Bond, 4.50%, 11/15/39	DKK	62,000	16,344
			54,535
Finland — 0.1%
Finland Government Bond, 4.00%, 7/4/25(5)	EUR	58,000	74,990
Finland Government Bond, 0.125%, 4/15/36(5)	EUR	350,000	373,300
			448,290
France — 0.2%
French Republic Government Bond OAT, 0.00%, 11/25/31(6)	EUR	1,050,000	1,138,279
Indonesia†
Indonesia Treasury Bond, 8.375%, 9/15/26	IDR	2,000,000,000	156,059
Ireland†
Ireland Government Bond, 3.40%, 3/18/24	EUR	74,000	90,015
Italy — 0.1%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	35,000	41,023
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	223,000	266,777
			307,800
Japan — 0.4%
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	60,800,000	683,039
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	29,700,000	327,015
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	131,900,000	1,264,562
Japanese Government CPI Linked Bond, 0.10%, 3/10/29	JPY	75,439,540	682,483
			2,957,099
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	250,000	61,543
Mexico — 0.1%
Mexican Bonos, 6.50%, 6/9/22	MXN	2,290,000	110,968
Mexico Government International Bond, 4.15%, 3/28/27		$200,000	216,901
			327,869
Namibia†
Namibia International Bonds, 5.25%, 10/29/25		$200,000	208,812
Netherlands†
Netherlands Government Bond, 0.50%, 7/15/26(5)	EUR	100,000	116,123
Netherlands Government Bond, 2.75%, 1/15/47(5)	EUR	27,000	48,190
			164,313
Norway†
Norway Government Bond, 2.00%, 5/24/23(5)	NOK	85,000	9,642
Norway Government Bond, 1.75%, 2/17/27(5)	NOK	510,000	56,956
			66,598
Peru†
Peruvian Government International Bond, 5.625%, 11/18/50		$60,000	79,157
Poland†
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	215,000	53,061
Russia†
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	1,400,000	16,207
Singapore†
Singapore Government Bond, 3.125%, 9/1/22	SGD	90,000	67,598

	Shares/ Principal Amount		Value
Switzerland†
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	147,000	$168,774
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	3,000	4,305
			173,079
Thailand†
Thailand Government Bond, 3.625%, 6/16/23	THB	1,150,000	35,976
Thailand Government Bond, 3.85%, 12/12/25	THB	3,200,000	105,941
			141,917
Turkey†
Turkey Government International Bond, 6.875%, 3/17/36		$200,000	181,695
United Kingdom — 0.2%
United Kingdom Gilt, 0.125%, 1/30/26	GBP	1,100,000	1,425,924
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		$30,000	34,090
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $22,340,944)			22,837,237
CORPORATE BONDS — 2.1%
Aerospace and Defense — 0.1%
Boeing Co. (The), 5.81%, 5/1/50	70,000		88,189
TransDigm, Inc., 6.375%, 6/15/26	50,000		50,937
TransDigm, Inc., 4.625%, 1/15/29	290,000		275,917
			415,043
Airlines — 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(5)	315,000		323,006
United Airlines Holdings, Inc., 5.00%, 2/1/24	140,000		142,279
			465,285
Auto Components†
ZF North America Capital, Inc., 4.75%, 4/29/25(5)	110,000		113,457
Automobiles — 0.1%
Ford Motor Credit Co. LLC, 3.625%, 6/17/31	370,000		365,101
General Motors Co., 5.15%, 4/1/38	120,000		136,586
			501,687
Banks — 0.2%
Akbank T.A.S., 5.00%, 10/24/22	70,000		70,668
Avi Funding Co. Ltd., 3.80%, 9/16/25(5)	143,000		151,408
Banco Santander SA, MTN, 2.50%, 3/18/25	EUR	100,000	118,233
Bank of America Corp., MTN, 2.30%, 7/25/25	GBP	100,000	136,291
Barclays Bank plc, MTN, 6.625%, 3/30/22	EUR	50,000	56,761
CaixaBank SA, MTN, VRN, 2.75%, 7/14/28	EUR	100,000	115,583
CaixaBank SA, MTN, VRN, 2.25%, 4/17/30	EUR	100,000	115,284
Commerzbank AG, MTN, 4.00%, 3/23/26	EUR	150,000	182,937
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	50,000	73,760
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	93,000	109,762
European Financial Stability Facility, MTN, 0.40%, 5/31/26	EUR	200,000	228,943
ING Groep NV, MTN, 2.125%, 1/10/26	EUR	200,000	238,219
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	75,000	88,348
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	20,000	31,326
			1,717,523
Biotechnology†
AbbVie, Inc., 4.40%, 11/6/42		$280,000	314,848

	Shares/ Principal Amount	Value
Capital Markets†
LPL Holdings, Inc., 4.375%, 5/15/31(5)	$183,000	$179,640
Chemicals†
Dow Chemical Co. (The), 3.60%, 11/15/50	170,000	171,155
Equate Petrochemical BV, 4.25%, 11/3/26(5)	46,000	49,060
Olin Corp., 5.125%, 9/15/27	70,000	71,503
		291,718
Containers and Packaging — 0.1%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc, 4.00%, 9/1/29(5)	145,000	138,366
Ball Corp., 5.25%, 7/1/25	35,000	37,676
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(5)	40,000	40,004
Sealed Air Corp., 5.125%, 12/1/24(5)	105,000	110,924
		326,970
Diversified Financial Services — 0.1%
Allen C Stonecipher Life Insurance Trust, VRDN, 0.11%, 2/7/22 (LOC: FHLB)	155,000	155,000
Fiore Capital LLC, VRDN, 0.15%, 2/7/22 (LOC: Wells Fargo Bank N.A.)	450,000	450,000
MDGH GMTN RSC Ltd., 3.25%, 4/28/22(5)	57,000	57,405
		662,405
Diversified Telecommunication Services — 0.1%
Hughes Satellite Systems Corp., 5.25%, 8/1/26	100,000	106,694
Level 3 Financing, Inc., 4.625%, 9/15/27(5)	185,000	184,513
Turk Telekomunikasyon AS, 4.875%, 6/19/24(5)	115,000	114,067
		405,274
Electric Utilities†
Duke Energy Florida LLC, 3.85%, 11/15/42	40,000	41,994
Duke Energy Progress LLC, 4.15%, 12/1/44	40,000	44,038
Exelon Corp., 4.45%, 4/15/46	20,000	22,962
Israel Electric Corp. Ltd., 6.875%, 6/21/23(5)	57,000	61,054
MidAmerican Energy Co., 4.40%, 10/15/44	60,000	70,131
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	20,000	20,757
		260,936
Equity Real Estate Investment Trusts (REITs) — 0.2%
EPR Properties, 4.95%, 4/15/28	398,000	419,178
EPR Properties, 3.60%, 11/15/31	55,000	52,687
IIP Operating Partnership LP, 5.50%, 5/25/26	180,000	185,419
Iron Mountain, Inc., 4.875%, 9/15/29(5)	355,000	350,948
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	90,000	95,274
		1,103,506
Food Products†
MHP SE, 7.75%, 5/10/24(5)	71,000	64,834
Health Care Providers and Services — 0.1%
CHS / Community Health Systems, Inc., 8.00%, 12/15/27(5)	17,000	18,038
CHS / Community Health Systems, Inc., 6.875%, 4/1/28(5)	42,000	39,921
CVS Health Corp., 4.78%, 3/25/38	40,000	46,225
DaVita, Inc., 4.625%, 6/1/30(5)	270,000	263,077
Kaiser Foundation Hospitals, 3.00%, 6/1/51	70,000	67,881
Team Health Holdings, Inc., 6.375%, 2/1/25(5)	45,000	40,570
Tenet Healthcare Corp., 6.125%, 10/1/28(5)	245,000	246,225
		721,937

	Shares/ Principal Amount	Value
Hotels, Restaurants and Leisure — 0.2%
Caesars Entertainment, Inc., 4.625%, 10/15/29(5)	$110,000	$105,514
Golden Nugget, Inc., 6.75%, 10/15/24(5)	140,000	140,193
MGM Resorts International, 6.00%, 3/15/23	135,000	139,523
MGM Resorts International, 4.625%, 9/1/26	39,000	39,343
Penn National Gaming, Inc., 5.625%, 1/15/27(5)	175,000	178,948
Penn National Gaming, Inc., 4.125%, 7/1/29(5)	43,000	40,485
Station Casinos LLC, 4.625%, 12/1/31(5)	530,000	504,370
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(5)	200,000	197,257
		1,345,633
Household Durables — 0.1%
KB Home, 4.80%, 11/15/29	253,000	264,395
Meritage Homes Corp., 5.125%, 6/6/27	190,000	203,674
Tempur Sealy International, Inc., 3.875%, 10/15/31(5)	136,000	127,079
		595,148
Interactive Media and Services†
Tencent Holdings Ltd., 3.80%, 2/11/25(5)	86,000	90,226
Media — 0.1%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 2/1/31(5)	139,000	132,848
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49	160,000	170,681
CSC Holdings LLC, 7.50%, 4/1/28(5)	200,000	207,124
DISH DBS Corp., 7.75%, 7/1/26	165,000	170,083
Gray Television, Inc., 5.875%, 7/15/26(5)	175,000	179,557
		860,293
Metals and Mining — 0.2%
Alcoa Nederland Holding BV, 4.125%, 3/31/29(5)	200,000	201,198
Allegheny Technologies, Inc., 4.875%, 10/1/29	240,000	236,020
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(5)	235,000	229,651
Freeport-McMoRan, Inc., 5.40%, 11/14/34	215,000	248,557
Teck Resources Ltd., 6.25%, 7/15/41	130,000	163,675
		1,079,101
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(5)	355,000	347,964
Multi-Utilities†
Dominion Energy, Inc., 4.90%, 8/1/41	30,000	35,245
NiSource, Inc., 5.65%, 2/1/45	70,000	89,471
Sempra Energy, 3.25%, 6/15/27	50,000	51,768
		176,484
Oil, Gas and Consumable Fuels — 0.2%
Antero Resources Corp., 7.625%, 2/1/29(5)	111,000	121,134
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	90,000	90,772
Enterprise Products Operating LLC, 4.85%, 3/15/44	130,000	147,649
Gazprom PJSC Via Gaz Capital SA, 6.51%, 3/7/22(5)	79,000	79,358
Gazprom PJSC Via Gaz Capital SA, 7.29%, 8/16/37(5)	79,000	96,895
KazMunayGas National Co. JSC, 4.75%, 4/19/27	300,000	318,718
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	60,000	75,661
MEG Energy Corp., 6.50%, 1/15/25(5)	21,000	21,316
MEG Energy Corp., 5.875%, 2/1/29(5)	120,000	122,147

	Shares/ Principal Amount	Value
Petroleos Mexicanos, 3.50%, 1/30/23	$50,000	$50,520
Petroleos Mexicanos, 6.50%, 3/13/27	60,000	62,840
SM Energy Co., 5.00%, 1/15/24	70,000	70,110
Southwestern Energy Co., 5.95%, 1/23/25	21,000	22,234
		1,279,354
Personal Products†
Avon Products, Inc., 6.50%, 3/15/23	45,000	46,229
Pharmaceuticals†
Bausch Health Cos., Inc., 6.125%, 4/15/25(5)	97,000	98,928
Road and Rail†
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	12,000	14,024
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	80,000	90,627
		104,651
Software†
NCR Corp., 5.125%, 4/15/29(5)	180,000	179,915
Specialty Retail†
Rent-A-Center, Inc., 6.375%, 2/15/29(5)	80,000	82,330
Technology Hardware, Storage and Peripherals†
Seagate HDD Cayman, 3.125%, 7/15/29	140,000	130,077
Wireless Telecommunication Services — 0.1%
C&W Senior Financing DAC, 6.875%, 9/15/27(5)	130,000	135,647
Millicom International Cellular SA, 5.125%, 1/15/28(5)	128,700	130,637
Sprint Corp., 7.875%, 9/15/23	70,000	75,684
Sprint Corp., 7.125%, 6/15/24	315,000	343,726
T-Mobile USA, Inc., 4.75%, 2/1/28	240,000	248,347
T-Mobile USA, Inc., 3.50%, 4/15/31	15,000	14,660
T-Mobile USA, Inc., 3.50%, 4/15/31(5)	85,000	83,070
		1,031,771
TOTAL CORPORATE BONDS (Cost $14,971,052)		14,993,167
COLLATERALIZED LOAN OBLIGATIONS — 0.8%
Ares XL CLO Ltd., Series 2016-40A, Class CRR, VRN, 3.04%, (3-month LIBOR plus 2.80%), 1/15/29(5)	250,000	250,745
Ares XXXIV CLO Ltd., Series 2015-2A, Class BR2, VRN, 1.84%, (3-month LIBOR plus 1.60%), 4/17/33(5)	375,000	375,094
Ares XXXIX CLO Ltd., Series 2016-39A, Class CR2, VRN, 2.29%, (3-month LIBOR plus 2.05%), 4/18/31(5)	325,000	325,325
BDS Ltd., Series 2020-FL5, Class D, VRN, 2.66%, (30-day average SOFR plus 2.61%), 2/16/37(5)	340,000	339,844
Cook Park CLO Ltd., Series 2018-1A, Class C, VRN, 1.99%, (3-month LIBOR plus 1.75%), 4/17/30(5)	250,000	249,376
Dewolf Park CLO Ltd., Series 2017-1A, Class CR, VRN, 2.09%, (3-month LIBOR plus 1.85%), 10/15/30(5)	200,000	199,569
Dryden CLO Ltd., Series 2021-87A, Class D, VRN, 3.11%, (3-month LIBOR plus 2.95%), 5/20/34(5)	250,000	250,196
Elmwood CLO IV Ltd., Series 2020-1A, Class C, VRN, 2.29%, (3-month LIBOR plus 2.05%), 4/15/33(5)	200,000	200,365
Elmwood CLO IV Ltd., Series 2020-1A, Class D, VRN, 3.39%, (3-month LIBOR plus 3.15%), 4/15/33(5)	100,000	100,124
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 1.37%, (3-month LIBOR plus 1.12%), 7/20/31(5)	175,000	175,003
KKR CLO Ltd., Series 2018, Class CR, VRN, 2.34%, (3-month LIBOR plus 2.10%), 7/18/30(5)	375,000	375,033
KKR CLO Ltd., Series 2022A, Class B, VRN, 1.85%, (3-month LIBOR plus 1.60%), 7/20/31(5)	300,000	299,834

	Shares/ Principal Amount	Value
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 1.74%, (3-month LIBOR plus 1.50%), 4/15/31(5)	$300,000	$299,137
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 2.36%, (3-month LIBOR plus 2.10%), 1/25/32(5)	300,000	300,436
Marathon Clo Ltd., Series 2021-17A, Class B1, VRN, 2.89%, (3-month LIBOR plus 2.68%), 1/20/35(5)	200,000	200,191
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 1.55%, (1-month LIBOR plus 1.45%), 10/16/36(5)	398,000	397,328
Neuberger Berman Loan Advisers CLO Ltd., Series 2018-30A, Class DR, VRN, 3.10%, (3-month LIBOR plus 2.85%), 1/20/31(5)	125,000	124,313
Neuberger Berman Loan Advisers CLO Ltd., Series 2019-34A, Class C1, VRN, 2.85%, (3-month LIBOR plus 2.60%), 1/20/33(5)	200,000	200,517
Palmer Square Loan Funding Ltd., Series 2022-1A, Class B, VRN, 2.05%, (3-month SOFR plus 2.00%), 4/15/30(5)(7)	175,000	175,002
Rockford Tower CLO Ltd., Series 2020-1A, Class C, VRN, 2.60%, (3-month LIBOR plus 2.35%), 1/20/32(5)	250,000	250,410
Symphony CLO XXII Ltd., Series 2020-22A, Class B, VRN, 1.94%, (3-month LIBOR plus 1.70%), 4/18/33(5)	500,000	500,303
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $5,578,920)		5,588,145
MUNICIPAL SECURITIES — 0.6%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	100,000	146,461
Harris County Industrial Development Corp. Rev., (Exxon Capital Ventures, Inc.), VRDN, 0.12%, 2/1/22	910,000	910,000
Illinois Housing Development Authority Rev., VRDN, 0.11%, 2/7/22 (LOC: FHLB)(LIQ FAC: FHLB)	600,000	600,000
Massachusetts Educational Financing Authority, 0.20%, 3/10/22 (LOC: Royal Bank of Canada)	1,250,000	1,249,956
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	15,000	20,291
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	10,000	13,990
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	40,000	62,988
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	30,000	46,098
New York City GO, 6.27%, 12/1/37	5,000	6,884
Newport News Economic Development Authority Rev., (Huntington Ingalls Industries, Inc.), VRDN, 0.13%, 2/7/22 (LOC: JPMorgan Chase Bank N.A.)	170,000	170,000
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	80,000	92,752
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	35,000	45,951
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	100,000	103,897
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	90,000	117,183
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	140,000	190,048
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	10,000	13,382
State of California GO, 4.60%, 4/1/38	30,000	34,037
State of California GO, 7.55%, 4/1/39	20,000	32,075
State of California GO, 7.30%, 10/1/39	25,000	37,934
State of California GO, 7.60%, 11/1/40	40,000	66,048
State of Washington GO, 5.14%, 8/1/40	20,000	26,008
TOTAL MUNICIPAL SECURITIES (Cost $3,751,940)		3,985,983
ASSET-BACKED SECURITIES — 0.4%
Blackbird Capital Aircraft, Series 2021-1A, Class A SEQ, 2.44%, 7/15/46(5)	242,188	236,270
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(5)	46,891	47,362

	Shares/ Principal Amount	Value
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 8/17/37(5)	$300,000	$292,441
FirstKey Homes Trust, Series 2020-SFR2, Class E, 2.67%, 10/19/37(5)	900,000	885,130
Lunar Aircarft Ltd., Series 2020-1A, Class A SEQ, 3.38%, 2/15/45(5)	386,688	370,566
MAPS Trust, Series 2021-1A, Class A SEQ, 2.52%, 6/15/46(5)	716,325	700,592
UAL Pass-Through Trust, Series 2007-1, 6.64%, 1/2/24	30,865	31,478
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(5)	155,095	154,937
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(5)	137,911	138,817
TOTAL ASSET-BACKED SECURITIES (Cost $2,923,247)		2,857,593
PREFERRED STOCKS — 0.3%
Automobiles — 0.1%
Volkswagen International Finance NV, 3.875%	300,000	351,521
Diversified Telecommunication Services — 0.1%
Telefonica Europe BV, 3.00%	300,000	345,474
Electric Utilities†
Electricite de France SA, 3.375%	200,000	219,018
Enel SpA, 2.25%	100,000	113,460
		332,478
Insurance — 0.1%
Allianz SE, 2.625%	200,000	214,125
Allianz SE, MTN, 4.75%	100,000	120,011
Assicurazioni Generali SpA, MTN, 4.60%	100,000	121,798
Intesa Sanpaolo Vita SpA, 4.75%	100,000	119,760
		575,694
Oil, Gas and Consumable Fuels†
Eni SpA, 3.375%	200,000	228,622
Trading Companies and Distributors†
Aircastle Ltd., 5.25%(5)	285,000	285,000
TOTAL PREFERRED STOCKS (Cost $2,289,920)		2,118,789
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
Private Sponsor Collateralized Mortgage Obligations — 0.1%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	$3,373	3,397
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.49%, 3/25/35	9,852	10,035
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 2.80%, 6/25/34	33,553	34,315
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 1.95%, 8/25/34	31,076	31,904
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.31%, 10/25/34	21,026	21,819
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.17%, 6/25/34	9,871	9,830
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.34%, 5/25/34	20,882	20,664
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.74%, 1/25/35	17,826	18,484
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.73%, 11/21/34	47,051	47,582

	Shares/ Principal Amount	Value
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.11%, 11/25/35	$19,269	$19,337
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.81%, 2/25/35	16,429	16,651
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.81%, 2/25/35	6,572	6,672
Radnor RE Ltd., Series 2021-1, Class M1B, VRN, 1.75%, (30-day average SOFR plus 1.70%), 12/27/33(5)	550,000	548,575
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(5)	12,399	12,460
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.36%, 7/25/34	11,202	11,513
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	13,862	14,153
		827,391
U.S. Government Agency Collateralized Mortgage Obligations†
FHLMC, Series 5123, Class HI, IO, 5.00%, 1/25/42	170,538	30,094
FNMA, Series 2014-C02, Class 2M2, VRN, 2.71%, (1-month LIBOR plus 2.60%), 5/25/24	144,066	146,160
FNMA, Series 2015-C04, Class 1M2, VRN, 5.81%, (1-month LIBOR plus 5.70%), 4/25/28	115,097	121,382
		297,636
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,103,567)		1,125,027
EXCHANGE-TRADED FUNDS — 0.1%
iShares MSCI EAFE Value ETF	5,460	280,862
iShares Russell Mid-Cap Value ETF	6,707	784,719
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,063,289)		1,065,581
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.1%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities†
FHLMC, VRN, 2.14%, (12-month LIBOR plus 1.87%), 7/1/36	$11,633	12,211
FHLMC, VRN, 2.20%, (1-year H15T1Y plus 2.14%), 10/1/36	15,188	16,102
FHLMC, VRN, 2.35%, (1-year H15T1Y plus 2.26%), 4/1/37	21,484	22,640
FHLMC, VRN, 2.11%, (12-month LIBOR plus 1.86%), 7/1/41	13,338	14,000
FNMA, VRN, 1.73%, (6-month LIBOR plus 1.57%), 6/1/35	18,126	18,855
FNMA, VRN, 1.77%, (6-month LIBOR plus 1.57%), 6/1/35	14,558	15,143
FNMA, VRN, 1.68%, (6-month LIBOR plus 1.54%), 9/1/35	4,608	4,792
FNMA, VRN, 2.22%, (1-year H15T1Y plus 2.16%), 3/1/38	20,464	21,658
		125,401
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FNMA, 3.50%, 3/1/34	30,808	32,298
GNMA, 2.50%, TBA	18,000	18,114
GNMA, 7.50%, 10/15/25	555	562
GNMA, 6.00%, 3/15/26	1,836	2,010
GNMA, 7.00%, 12/15/27	1,989	1,997
GNMA, 7.00%, 5/15/31	5,340	6,054
GNMA, 5.50%, 11/15/32	8,569	9,763
GNMA, 6.50%, 10/15/38	162,450	192,140
GNMA, 4.50%, 6/15/41	129,169	146,881
		409,819
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $493,840)		535,220

	Shares/ Principal Amount	Value
SHORT-TERM INVESTMENTS — 4.5%
Certificates of Deposit — 0.7%
Nordea Bank Abp, 0.29%, 6/6/22	$3,460,000	$3,459,382
Svenska Handelsbanken AB, 0.23%, 5/10/22	1,200,000	1,199,969
		4,659,351
Commercial Paper(8) — 2.0%
Canadian Imperial Bank of Commerce, 0.22%, 11/4/22(5)	570,000	567,789
Commonwealth Bank of Australia, 0.18%, 4/19/22(5)	1,250,000	1,249,494
ING U.S. Funding LLC, 0.24%, 4/20/22(5)	1,070,000	1,069,516
Ionic Capital II Trust, 0.26%, 3/24/22 (LOC: Citibank N.A.)(5)	450,000	449,878
Regatta Funding Co. LLC, 0.29%, 3/21/22(5)	700,000	699,989
Regatta Funding Co. LLC, 0.27%, 4/4/22(5)	7,800,000	7,800,000
Svenska Handelsbanken AB, 0.35%, 11/1/22(5)	1,070,000	1,064,357
Toronto-Dominion Bank (The), 0.23%, 4/11/22(5)	1,520,000	1,519,551
		14,420,574
Money Market Funds — 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	11,247,457	11,247,457
State Street Navigator Securities Lending Government Money Market Portfolio(9)	685,195	685,195
		11,932,652
Treasury Bills — 0.1%
U.S. Treasury Bills, 0.17%, 4/21/22(8)	$720,000	719,745
TOTAL SHORT-TERM INVESTMENTS (Cost $31,737,947)		31,732,322
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $570,443,250)		712,411,738
OTHER ASSETS AND LIABILITIES — (0.1)%		(726,044)
TOTAL NET ASSETS — 100.0%		$711,685,694

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	321,205	USD	229,896	Bank of America N.A.	3/16/22	$(2,746)
USD	411,919	AUD	575,874	Bank of America N.A.	3/16/22	4,671
CAD	179,000	USD	138,487	Bank of America N.A.	3/16/22	2,322
CAD	17,979	USD	13,906	UBS AG	3/31/22	236
CAD	31,398	USD	24,967	UBS AG	3/31/22	(269)
CAD	19,237	USD	15,377	UBS AG	3/31/22	(245)
CAD	22,042	USD	17,412	UBS AG	3/31/22	(74)
CAD	24,909	USD	19,758	UBS AG	3/31/22	(164)
USD	1,287,262	CAD	1,637,050	Bank of America N.A.	3/16/22	(512)
USD	502,206	CAD	649,694	UBS AG	3/31/22	(8,847)
USD	11,809	CAD	15,192	UBS AG	3/31/22	(141)
USD	26,498	CAD	33,967	UBS AG	3/31/22	(221)
USD	12,168	CAD	15,506	UBS AG	3/31/22	(30)
USD	123,012	CAD	156,428	UBS AG	3/31/22	(35)
USD	17,817	CAD	22,673	UBS AG	3/31/22	(17)
USD	15,520	CAD	19,420	UBS AG	3/31/22	244
USD	15,933	CAD	19,936	UBS AG	3/31/22	251
USD	15,762	CAD	20,093	UBS AG	3/31/22	(43)
USD	176,935	CHF	163,429	Morgan Stanley	3/16/22	365
USD	13,142,642	CNY	83,922,338	Morgan Stanley	3/16/22	9,136
EUR	72,774	USD	83,604	JPMorgan Chase Bank N.A.	3/16/22	(1,770)
EUR	65,000	USD	74,204	JPMorgan Chase Bank N.A.	3/16/22	(1,112)
EUR	8,911	USD	10,061	Credit Suisse AG	3/31/22	(37)
EUR	14,794	USD	16,803	Credit Suisse AG	3/31/22	(161)
EUR	20,677	USD	23,522	Credit Suisse AG	3/31/22	(261)
EUR	33,202	USD	38,105	Credit Suisse AG	3/31/22	(754)
EUR	11,767	USD	13,448	Credit Suisse AG	3/31/22	(211)
EUR	23,533	USD	26,622	Credit Suisse AG	3/31/22	(149)
EUR	51,497	USD	58,257	Credit Suisse AG	3/31/22	(325)
EUR	9,139	USD	10,357	Goldman Sachs & Co.	3/31/22	(76)
EUR	13,023	USD	14,817	UBS AG	3/31/22	(167)
EUR	10,796	USD	12,126	UBS AG	3/31/22	18
USD	5,800,846	EUR	5,125,477	JPMorgan Chase Bank N.A.	3/16/22	37,291
USD	1,390,050	EUR	1,227,580	Credit Suisse AG	3/31/22	9,104
USD	437,106	EUR	386,017	Credit Suisse AG	3/31/22	2,863
USD	15,425	EUR	13,595	Credit Suisse AG	3/31/22	132
USD	34,524	EUR	30,368	Credit Suisse AG	3/31/22	361
USD	15,733	EUR	13,709	Credit Suisse AG	3/31/22	311
USD	42,945	EUR	37,776	Credit Suisse AG	3/31/22	449
USD	106,658	EUR	93,893	Credit Suisse AG	3/31/22	1,034
USD	46,114	EUR	40,641	Credit Suisse AG	3/31/22	396
USD	45,814	EUR	40,426	Goldman Sachs & Co.	3/31/22	338
USD	15,032	EUR	13,252	UBS AG	3/31/22	125
USD	10,772	EUR	9,425	UBS AG	3/31/22	169
GBP	39,501	USD	53,351	JPMorgan Chase Bank N.A.	3/31/22	(243)
USD	1,670,298	GBP	1,263,071	Bank of America N.A.	3/16/22	(27,974)
USD	1,123,028	GBP	849,357	JPMorgan Chase Bank N.A.	3/31/22	(18,894)
USD	28,535	GBP	21,167	JPMorgan Chase Bank N.A.	3/31/22	77
USD	31,622	GBP	23,225	JPMorgan Chase Bank N.A.	3/31/22	397
JPY	1,868,125	USD	16,447	Bank of America N.A.	3/31/22	(204)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	1,711,024	USD	14,850	Bank of America N.A.	3/31/22	$27
USD	3,037,907	JPY	344,923,920	Bank of America N.A.	3/16/22	39,449
USD	448,893	JPY	50,934,757	Bank of America N.A.	3/31/22	6,022
USD	10,404	JPY	1,189,066	Bank of America N.A.	3/31/22	65
USD	11,347	JPY	1,300,964	Bank of America N.A.	3/31/22	35
USD	13,774	JPY	1,594,010	Bank of America N.A.	3/31/22	(86)
USD	110,637	MXN	2,366,833	JPMorgan Chase Bank N.A.	3/16/22	(3,286)
USD	61,848	MYR	261,247	Goldman Sachs & Co.	3/16/22	(629)
NOK	122,099	USD	13,889	UBS AG	3/31/22	(174)
NOK	117,038	USD	13,013	UBS AG	3/31/22	134
NOK	72,928	USD	8,170	UBS AG	3/31/22	21
USD	335,753	NOK	3,039,326	UBS AG	3/31/22	(5,635)
USD	10,119	NOK	89,309	UBS AG	3/31/22	87
USD	144,492	THB	4,850,729	Goldman Sachs & Co.	3/16/22	(1,178)
						$39,460

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Korean Treasury 10-Year Bonds	3	March 2022	$300,473	$(10,631)
U.S. Treasury 10-Year Ultra Notes	5	March 2022	714,141	(6,299)
U.S. Treasury 2-Year Notes	48	March 2022	10,399,500	(80,719)
U.S. Treasury 5-Year Notes	7	March 2022	834,422	(8,828)
U.S. Treasury Ultra Bonds	25	March 2022	4,723,437	(102,588)
			$16,971,973	$(209,065)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	74	March 2022	$9,469,688	$(3,979)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 32	Sell	5.00%	6/20/24	$3,920,450	$125,521	$133,407	$258,928
Markit CDX North America High Yield Index Series 35	Sell	5.00%	12/20/25	$13,367,000	943,290	24,081	967,371
Markit CDX North America High Yield Index Series 36	Sell	5.00%	6/20/26	$2,500,000	213,583	(28,104)	185,479
					$1,282,394	$129,384	$1,411,778
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CNY	-	Chinese Yuan
CPI	-	Consumer Price Index
CVA	-	Certificaten Van Aandelen
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IDR	-	Indonesian Rupiah
IO	-	Interest Only
JPY	-	Japanese Yen
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
SOFR	-	Secured Overnight Financing Rate
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
THB	-	Thai Baht
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,409,991. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,492,362.

(5)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $30,967,861, which represented 4.4% of total net assets.
(6)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(7)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(8)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(9)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,508,326, which includes securities collateral of $823,131.

See Notes to Financial Statements.

Statement of Assets and Liabilities

JANUARY 31, 2022 (UNAUDITED)
Assets
Investment securities - affiliated, at value (cost of $301,257,781)	$381,504,375
Investment securities - unaffiliated, at value (cost of $268,500,274) — including $1,409,991 of securities on loan	330,222,168
Investment made with cash collateral received for securities on loan, at value (cost of $685,195)	685,195
Total investment securities, at value (cost of $570,443,250)	712,411,738
Cash	20,180
Foreign currency holdings, at value (cost of $39,402)	39,728
Foreign deposits with broker for futures contracts, at value (cost of $18,611)	17,991
Receivable for investments sold	1,568,280
Receivable for capital shares sold	942,797
Receivable for variation margin on swap agreements	36,691
Unrealized appreciation on forward foreign currency exchange contracts	116,130
Dividends and interest receivable	731,096
Securities lending receivable	427
Other assets	27,705
715,912,763

Liabilities
Payable for collateral received for securities on loan	685,195
Payable for investments purchased	2,306,627
Payable for capital shares redeemed	746,672
Payable for variation margin on futures contracts	14,650
Unrealized depreciation on forward foreign currency exchange contracts	76,670
Accrued management fees	316,679
Distribution and service fees payable	60,902
Accrued foreign taxes	896
Accrued other expenses	18,778
4,227,069

Net Assets	$711,685,694

Net Assets Consist of:
Capital (par value and paid-in surplus)	$553,585,051
Distributable earnings	158,100,643
$711,685,694

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$285,470,213	36,380,516	$7.85
I Class, $0.01 Par Value	$40,913,126	5,268,502	$7.77
A Class, $0.01 Par Value	$164,733,178	20,731,101	$7.95*
C Class, $0.01 Par Value	$19,934,333	2,599,707	$7.67
R Class, $0.01 Par Value	$17,592,807	2,215,498	$7.94
R5 Class, $0.01 Par Value	$15,740	2,026	$7.77
R6 Class, $0.01 Par Value	$183,026,297	23,666,653	$7.73
*Maximum offering price $8.44 (net asset value divided by 0.9425).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Income distributions from affiliated funds	$4,853,139
Dividends (net of foreign taxes withheld of $47,870)	2,135,533
Interest (net of foreign taxes withheld of $1,421)	1,700,256
Securities lending, net	8,455
8,697,383

Expenses:
Management fees	4,176,976
Distribution and service fees:
A Class	220,364
C Class	110,931
R Class	46,771
Directors' fees and expenses	9,913
Other expenses	26,346
4,591,301
Fees waived(1)	(2,150,956)
2,440,345

Net investment income (loss)	6,257,038

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (including $16,246,240 from affiliated funds)	42,557,904
Forward foreign currency exchange contract transactions	666,036
Futures contract transactions	174,832
Swap agreement transactions	311,420
Foreign currency translation transactions	(21,300)
43,688,892

Change in net unrealized appreciation (depreciation) on:
Investments (including $(29,756,807) from affiliated funds and (increase) decrease in accrued foreign taxes of $226)	(66,643,333)
Forward foreign currency exchange contracts	(193,768)
Futures contracts	(238,564)
Swap agreements	(319,216)
Translation of assets and liabilities in foreign currencies	(15,583)
(67,410,464)

Net realized and unrealized gain (loss)	(23,721,572)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(17,464,534)
(1)Amount consists of $833,028, $137,411, $471,956, $59,394, $50,085, $43, $599,039 for Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively.

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2022 (UNAUDITED) AND YEAR ENDED JULY 31, 2021
Increase (Decrease) in Net Assets	January 31, 2022	July 31, 2021
Operations
Net investment income (loss)	$6,257,038	$7,725,016
Net realized gain (loss)	43,688,892	67,658,362
Change in net unrealized appreciation (depreciation)	(67,410,464)	130,198,616
Net increase (decrease) in net assets resulting from operations	(17,464,534)	205,581,994

Distributions to Shareholders
From earnings:
Investor Class	(36,011,235)	(17,917,667)
I Class	(5,941,362)	(3,556,580)
A Class	(19,836,034)	(9,386,645)
C Class	(2,358,549)	(1,759,444)
R Class	(2,055,153)	(967,727)
R5 Class	(1,947)	(777)
R6 Class	(23,401,758)	(15,520,125)
Decrease in net assets from distributions	(89,606,038)	(49,108,965)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(40,556,621)	(12,970,944)

Net increase (decrease) in net assets	(147,627,193)	143,502,085

Net Assets
Beginning of period	859,312,887	715,810,802
End of period	$711,685,694	$859,312,887

See Notes to Financial Statements.

Notes to Financial Statements

JANUARY 31, 2022 (UNAUDITED)

1. Organization

American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Strategic Allocation: Aggressive Fund (the fund) is one fund in a series issued by the corporation. The fund may invest in varying combinations of other affiliated investment companies such as mutual funds and exchange-traded funds advised by American Century Investments (affiliated funds). The fund will assume the risks associated with the affiliated funds. The fund is an asset allocation fund and its investment objective is to seek the highest level of total return consistent with its asset mix.

The fund offers the Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Hybrid securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Income and capital gain distributions, if any, from the affiliated funds are recorded as of the ex-dividend date. Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Securities lending income is net of fees and rebates earned by the lending agent for its services.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.
Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.
Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of January 31, 2022.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$685,195	—	—	—	$685,195
Gross amount of recognized liabilities for securities lending transactions					$685,195
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the affiliated funds.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The investment advisor will waive the portion of the fund's management fee equal to the expenses attributable to the management fees of the funds advised by American Century Investments in which the fund invests. The amount of this waiver will fluctuate depending on the fund's daily allocation to such funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Directors. During the period ended January 31, 2022, the investment advisor agreed to waive an additional 0.37% of the fund's management fee. The investment advisor expects this waiver to continue until November 30, 2022 and cannot terminate it prior to such date without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended January 31, 2022 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
		Before Waiver	After Waiver
Investor Class	0.90% to 1.15%	1.15%	0.61%
I Class	0.70% to 0.95%	0.95%	0.41%
A Class	0.90% to 1.15%	1.15%	0.61%
C Class	0.90% to 1.15%	1.15%	0.61%
R Class	0.90% to 1.15%	1.15%	0.61%
R5 Class	0.70% to 0.95%	0.95%	0.41%
R6 Class	0.55% to 0.80%	0.80%	0.26%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended January 31, 2022 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $66,984 and $2,334,399, respectively. The effect of interfund transactions on the Statement of Operations was $912,107 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended January 31, 2022 totaled $150,042,358, of which $8,071,691 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended January 31, 2022 totaled $258,283,428, of which $27,630,202 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended January 31, 2022		Year ended July 31, 2021
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	550,000,000		550,000,000
Sold	1,118,018	$10,036,288	3,263,504	$27,478,027
Issued in reinvestment of distributions	4,266,590	35,199,368	2,162,944	17,450,952
Redeemed	(3,758,316)	(33,235,614)	(5,962,227)	(49,655,857)
	1,626,292	12,000,042	(535,779)	(4,726,878)
I Class/Shares Authorized	150,000,000		150,000,000
Sold	599,322	5,144,389	1,728,521	14,299,849
Issued in reinvestment of distributions	718,353	5,868,942	440,091	3,520,729
Redeemed	(2,198,973)	(18,787,842)	(2,253,030)	(18,424,221)
	(881,298)	(7,774,511)	(84,418)	(603,643)
A Class/Shares Authorized	325,000,000		325,000,000
Sold	804,061	7,171,398	2,538,820	21,425,145
Issued in reinvestment of distributions	2,310,732	19,317,722	1,114,860	9,108,015
Redeemed	(1,672,916)	(14,902,576)	(4,024,599)	(33,740,882)
	1,441,877	11,586,544	(370,919)	(3,207,722)
C Class/Shares Authorized	90,000,000		90,000,000
Sold	187,128	1,620,511	327,892	2,685,619
Issued in reinvestment of distributions	292,260	2,358,539	221,888	1,757,356
Redeemed	(512,871)	(4,457,994)	(1,951,339)	(15,933,146)
	(33,483)	(478,944)	(1,401,559)	(11,490,171)
R Class/Shares Authorized	50,000,000		50,000,000
Sold	95,072	854,459	284,266	2,416,172
Issued in reinvestment of distributions	244,500	2,044,022	117,211	956,064
Redeemed	(167,366)	(1,505,374)	(536,673)	(4,556,180)
	172,206	1,393,107	(135,196)	(1,183,944)
R5 Class/Shares Authorized	50,000,000		50,000,000
Sold	80	703	282	2,345
Issued in reinvestment of distributions	238	1,947	97	777
Redeemed	—	—	(49)	(391)
	318	2,650	330	2,731
R6 Class/Shares Authorized	455,000,000		455,000,000
Sold	2,180,512	19,576,978	3,954,740	33,471,186
Issued in reinvestment of distributions	2,878,445	23,401,758	1,947,318	15,520,125
Redeemed	(11,259,483)	(100,264,245)	(4,924,949)	(40,752,628)
	(6,200,526)	(57,285,509)	977,109	8,238,683
Net increase (decrease)	(3,874,614)	$(40,556,621)	(1,550,432)	$(12,970,944)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Affiliated Funds	$381,504,375	—	—
Common Stocks	167,098,930	$50,844,972	—
U.S. Treasury Securities	—	26,124,397	—
Sovereign Governments and Agencies	—	22,837,237	—
Corporate Bonds	—	14,993,167	—
Collateralized Loan Obligations	—	5,588,145	—
Municipal Securities	—	3,985,983	—
Asset-Backed Securities	—	2,857,593	—
Preferred Stocks	—	2,118,789	—
Collateralized Mortgage Obligations	—	1,125,027	—
Exchange-Traded Funds	1,065,581	—	—
U.S. Government Agency Mortgage-Backed Securities	—	535,220	—
Short-Term Investments	11,932,652	19,799,670	—
	$561,601,538	$150,810,200	—
Other Financial Instruments
Swap Agreements	—	$1,411,778	—
Forward Foreign Currency Exchange Contracts	—	116,130	—
	—	$1,527,908	—

Liabilities
Other Financial Instruments
Futures Contracts	$202,413	$10,631	—
Forward Foreign Currency Exchange Contracts	—	76,670	—
	$202,413	$87,301	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $19,787,450.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $35,631,817.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $17,224,244 futures contracts purchased and $3,746,809 futures contracts sold.

Value of Derivative Instruments as of January 31, 2022

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$36,691	Payable for variation margin on swap agreements*	—
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	116,130	Unrealized depreciation on forward foreign currency exchange contracts	$76,670
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	14,650
		$152,821		$91,320
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended January 31, 2022

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$311,420	Change in net unrealized appreciation (depreciation) on swap agreements	$(319,216)
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	666,036	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(193,768)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	174,832	Change in net unrealized appreciation (depreciation) on futures contracts	(238,564)
		$1,152,288		$(751,548)

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.
The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. Financial institutions have started the process of phasing out LIBOR and the transition process to a replacement rate may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments or a change in the cost of temporary borrowing for the fund.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$573,579,873
Gross tax appreciation of investments	$148,760,524
Gross tax depreciation of investments	(9,928,659)
Net tax appreciation (depreciation) of investments	$138,831,865

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

10. Investments in Affiliated Funds

The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets.

11. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended January 31, 2022 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$15,245	—	—	$(586)	$14,659	288	—	$118
American Century Emerging Markets Bond ETF	—	$6,661	—	(425)	6,236	133	—	116
American Century Focused Dynamic Growth ETF(3)	46,367	1,418	$2,961	(7,841)	36,983	522	$1,920	—
American Century Focused Large Cap Value ETF	61,896	2,079	18,804	(1,960)	43,211	713	1,398	1,503
American Century Multisector Income ETF	—	26,678	—	(851)	25,827	532	—	358
American Century Quality Diversified International ETF	33,428	1,862	—	(2,562)	32,728	678	—	375
American Century STOXX U.S. Quality Growth ETF	47,414	1,322	7,387	(7,766)	33,583	491	5,896	73
American Century STOXX U.S. Quality Value ETF	62,021	73	22,917	(2,771)	36,406	711	2,698	436
Avantis Emerging Markets Equity ETF	29,196	14,744	1,103	(1,669)	41,168	654	(37)	788
Avantis International Equity ETF	31,773	1,151	24	(1,085)	31,815	517	—	438
Avantis International Small Cap Value ETF	11,111	158	1,321	(736)	9,212	147	367	134
Avantis U.S. Equity ETF	60,978	190	7,529	(2,430)	51,209	672	3,710	371
Avantis U.S. Small Cap Value ETF	20,070	113	2,641	925	18,467	239	294	143
	$419,499	$56,449	$64,687	$(29,757)	$381,504	6,297	$16,246	$4,853
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2022(3)	$9.09	0.07	(0.22)	(0.15)	(0.14)	(0.95)	(1.09)	$7.85	(2.29)%	0.62%(4)	1.16%(4)	1.54%(4)	1.00%(4)	20%	$285,470
2021	$7.45	0.08	2.09	2.17	(0.06)	(0.47)	(0.53)	$9.09	30.04%	0.67%	1.16%	0.95%	0.46%	44%	$316,039
2020	$7.91	0.08	0.58	0.66	(0.13)	(0.99)	(1.12)	$7.45	8.82%	0.84%	1.16%	1.06%	0.74%	109%	$262,987
2019	$8.57	0.10	0.11	0.21	(0.10)	(0.77)	(0.87)	$7.91	3.96%	1.11%	1.16%	1.27%	1.22%	78%	$300,544
2018(5)	$9.04	0.06	0.28	0.34	(0.12)	(0.69)	(0.81)	$8.57	4.05%	1.11%(4)	1.16%(4)	1.10%(4)	1.05%(4)	58%	$372,601
2017	$7.80	0.10	1.37	1.47	(0.11)	(0.12)	(0.23)	$9.04	19.30%	1.11%	1.16%	1.19%	1.14%	80%	$448,081
2016	$8.19	0.09	0.17	0.26	(0.09)	(0.56)	(0.65)	$7.80	3.61%	1.11%	1.16%	1.23%	1.18%	82%	$438,001
I Class
2022(3)	$9.02	0.08	(0.22)	(0.14)	(0.16)	(0.95)	(1.11)	$7.77	(2.23)%	0.42%(4)	0.96%(4)	1.74%(4)	1.20%(4)	20%	$40,913
2021	$7.40	0.10	2.07	2.17	(0.08)	(0.47)	(0.55)	$9.02	30.42%	0.47%	0.96%	1.15%	0.66%	44%	$55,466
2020	$7.86	0.09	0.59	0.68	(0.15)	(0.99)	(1.14)	$7.40	8.97%	0.64%	0.96%	1.26%	0.94%	109%	$46,105
2019	$8.52	0.11	0.11	0.22	(0.11)	(0.77)	(0.88)	$7.86	4.22%	0.91%	0.96%	1.47%	1.42%	78%	$52,389
2018(5)	$9.00	0.07	0.28	0.35	(0.14)	(0.69)	(0.83)	$8.52	4.18%	0.91%(4)	0.96%(4)	1.30%(4)	1.25%(4)	58%	$68,975
2017	$7.76	0.12	1.36	1.48	(0.12)	(0.12)	(0.24)	$9.00	19.64%	0.91%	0.96%	1.39%	1.34%	80%	$139,110
2016	$8.16	0.11	0.15	0.26	(0.10)	(0.56)	(0.66)	$7.76	3.71%	0.91%	0.96%	1.43%	1.38%	82%	$123,699

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2022(3)	$9.18	0.06	(0.22)	(0.16)	(0.12)	(0.95)	(1.07)	$7.95	(2.41)%	0.87%(4)	1.41%(4)	1.29%(4)	0.75%(4)	20%	$164,733
2021	$7.52	0.06	2.11	2.17	(0.04)	(0.47)	(0.51)	$9.18	29.69%	0.92%	1.41%	0.70%	0.21%	44%	$177,147
2020	$7.97	0.06	0.59	0.65	(0.11)	(0.99)	(1.10)	$7.52	8.58%	1.09%	1.41%	0.81%	0.49%	109%	$147,856
2019	$8.63	0.08	0.11	0.19	(0.08)	(0.77)	(0.85)	$7.97	3.66%	1.36%	1.41%	1.02%	0.97%	78%	$168,774
2018(5)	$9.08	0.05	0.28	0.33	(0.09)	(0.69)	(0.78)	$8.63	3.87%	1.36%(4)	1.41%(4)	0.85%(4)	0.80%(4)	58%	$188,883
2017	$7.84	0.08	1.37	1.45	(0.09)	(0.12)	(0.21)	$9.08	19.02%	1.36%	1.41%	0.94%	0.89%	80%	$209,181
2016	$8.22	0.07	0.18	0.25	(0.07)	(0.56)	(0.63)	$7.84	3.44%	1.36%	1.41%	0.98%	0.93%	82%	$245,955
C Class
2022(3)	$8.86	0.02	(0.21)	(0.19)	(0.05)	(0.95)	(1.00)	$7.67	(2.81)%	1.62%(4)	2.16%(4)	0.54%(4)	0.00%(4)(6)	20%	$19,934
2021	$7.29	(0.01)	2.05	2.04	—	(0.47)	(0.47)	$8.86	28.76%	1.67%	2.16%	(0.05)%	(0.54)%	44%	$23,338
2020	$7.75	—(7)	0.58	0.58	(0.05)	(0.99)	(1.04)	$7.29	7.80%	1.84%	2.16%	0.06%	(0.26)%	109%	$29,423
2019	$8.41	0.02	0.11	0.13	(0.02)	(0.77)	(0.79)	$7.75	2.91%	2.11%	2.16%	0.27%	0.22%	78%	$36,620
2018(5)	$8.85	0.01	0.27	0.28	(0.03)	(0.69)	(0.72)	$8.41	3.36%	2.11%(4)	2.16%(4)	0.10%(4)	0.05%(4)	58%	$53,503
2017	$7.64	0.02	1.34	1.36	(0.03)	(0.12)	(0.15)	$8.85	18.07%	2.11%	2.16%	0.19%	0.14%	80%	$66,032
2016	$8.03	0.02	0.16	0.18	(0.01)	(0.56)	(0.57)	$7.64	2.56%	2.11%	2.16%	0.23%	0.18%	82%	$67,920

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2022(3)	$9.17	0.05	(0.24)	(0.19)	(0.09)	(0.95)	(1.04)	$7.94	(2.67)%	1.12%(4)	1.66%(4)	1.04%(4)	0.50%(4)	20%	$17,593
2021	$7.51	0.04	2.11	2.15	(0.02)	(0.47)	(0.49)	$9.17	29.58%	1.17%	1.66%	0.45%	(0.04)%	44%	$18,729
2020	$7.96	0.04	0.59	0.63	(0.09)	(0.99)	(1.08)	$7.51	8.16%	1.34%	1.66%	0.56%	0.24%	109%	$16,353
2019	$8.61	0.06	0.12	0.18	(0.06)	(0.77)	(0.83)	$7.96	3.51%	1.61%	1.66%	0.77%	0.72%	78%	$17,858
2018(5)	$9.06	0.03	0.28	0.31	(0.07)	(0.69)	(0.76)	$8.61	3.72%	1.61%(4)	1.66%(4)	0.60%(4)	0.55%(4)	58%	$19,634
2017	$7.82	0.06	1.37	1.43	(0.07)	(0.12)	(0.19)	$9.06	18.64%	1.61%	1.66%	0.69%	0.64%	80%	$22,514
2016	$8.20	0.06	0.17	0.23	(0.05)	(0.56)	(0.61)	$7.82	3.18%	1.61%	1.66%	0.73%	0.68%	82%	$24,678
R5 Class
2022(3)	$9.02	0.08	(0.22)	(0.14)	(0.16)	(0.95)	(1.11)	$7.77	(2.23)%	0.42%(4)	0.96%(4)	1.74%(4)	1.20%(4)	20%	$16
2021	$7.40	0.10	2.07	2.17	(0.08)	(0.47)	(0.55)	$9.02	30.24%	0.47%	0.96%	1.15%	0.66%	44%	$15
2020	$7.86	0.09	0.59	0.68	(0.15)	(0.99)	(1.14)	$7.40	9.11%	0.64%	0.96%	1.26%	0.94%	109%	$10
2019	$8.53	0.11	0.10	0.21	(0.11)	(0.77)	(0.88)	$7.86	4.08%	0.91%	0.96%	1.47%	1.42%	78%	$8
2018(5)	$9.00	0.07	0.28	0.35	(0.13)	(0.69)	(0.82)	$8.53	4.24%	0.91%(4)	0.96%(4)	1.30%(4)	1.25%(4)	58%	$6
2017(8)	$8.05	0.08	0.87	0.95	—	—	—	$9.00	11.80%	0.91%(4)	0.96%(4)	1.46%(4)	1.41%(4)	80%(9)	$6

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2022(3)	$8.99	0.08	(0.22)	(0.14)	(0.17)	(0.95)	(1.12)	$7.73	(2.21)%	0.27%(4)	0.81%(4)	1.89%(4)	1.35%(4)	20%	$183,026
2021	$7.38	0.11	2.06	2.17	(0.09)	(0.47)	(0.56)	$8.99	30.57%	0.32%	0.81%	1.30%	0.81%	44%	$268,579
2020	$7.84	0.10	0.59	0.69	(0.16)	(0.99)	(1.15)	$7.38	9.18%	0.49%	0.81%	1.41%	1.09%	109%	$213,077
2019	$8.51	0.13	0.10	0.23	(0.13)	(0.77)	(0.90)	$7.84	4.27%	0.76%	0.81%	1.62%	1.57%	78%	$200,468
2018(5)	$8.99	0.09	0.27	0.36	(0.15)	(0.69)	(0.84)	$8.51	4.36%	0.76%(4)	0.81%(4)	1.45%(4)	1.40%(4)	58%	$200,589
2017	$7.76	0.13	1.36	1.49	(0.14)	(0.12)	(0.26)	$8.99	19.70%	0.76%	0.81%	1.54%	1.49%	80%	$90,339
2016	$8.15	0.12	0.16	0.28	(0.11)	(0.56)	(0.67)	$7.76	4.02%	0.76%	0.81%	1.58%	1.53%	82%	$51,430

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2022 (unaudited).
(4)Annualized.
(5)December 1, 2017 through July 31, 2018. The fund's fiscal year end was changed from November 30 to July 31, resulting in an eight-month annual reporting period. For the years before July 31, 2018, the fund's fiscal year end was November 30.
(6)Ratio was less than 0.005%.
(7)Per-share amount was less than $0.005.
(8)April 10, 2017 (commencement of sale) through November 30, 2017.
(9)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. These portfolio holdings are available on the fund's website at
americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

55

Notes

56

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Strategic Asset Allocations, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92640 2203

Semiannual Report

January 31, 2022

Strategic Allocation: Conservative Fund
Investor Class (TWSCX)
I Class (ACCIX)
A Class (ACCAX)
C Class (AACCX)
R Class (AACRX)
R5 Class (AACGX)
R6 Class (AACDX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended January 31, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Volatility Tempered Returns

Upbeat economic data and continued central bank support generally buoyed global stock returns through the first half of the period. These influences helped boost corporate earnings and promote investor optimism, even as inflation and government bond yields were on the rise. Bond returns, on the other hand, broadly struggled as inflation and yields climbed higher.

In November, the emergence of the omicron coronavirus variant rattled global financial markets and triggered a steep stock market sell-off. Sentiment shifted quickly, though, as reports suggested the highly transmissible omicron would be less severe than other variants. Stocks resumed their upward march until January, when worries about inflation, Federal Reserve (Fed) policy and the Russia/Ukraine conflict sparked another severe bout of volatility.

Throughout the six months, steady economic gains combined with ongoing monetary support, escalating energy prices and severe supply chain disruptions ignited inflation. By January, year-over-year headline inflation in the U.S. reached 7.5%, a 40-year high, prompting expectations for Fed policy to take a sharp hawkish turn. The central bank, which began modestly reducing its bond purchases in November, accelerated its tapering timetable. Policymakers announced they would conclude their bond-buying program—and likely start hiking rates—in March.

Overall, U.S. stocks advanced for the six-month period, while non-U.S. stocks declined. Large-cap stocks significantly outperformed small caps, and value stocks broadly outperformed their growth-stock peers. U.S. and global bond returns generally declined as yields rose significantly.

Staying Focused in Uncertain Times

Russia's invasion of Ukraine has led to a devastating humanitarian crisis and further complicated a tense geopolitical backdrop. Even before the West imposed sanctions on Russia, our firm had started reducing exposure to Russian markets. After the sanctions, our direct exposure to Russian assets was less than $5 million, or 0.001% of total assets under supervision (as of March 7). We will continue to monitor the evolving situation and what it means for our clients and our investment exposure.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re confident we will continue to meet prevailing challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

JANUARY 31, 2022
Types of Investments in Portfolio	% of net assets
Affiliated Funds	35.7%
Common Stocks	18.9%
U.S. Treasury Securities	14.0%
Sovereign Governments and Agencies	9.0%
Corporate Bonds	5.9%
Collateralized Loan Obligations	2.5%
Municipal Securities	1.6%
Asset-Backed Securities	0.9%
Preferred Stocks	0.6%
Collateralized Mortgage Obligations	0.5%
U.S. Government Agency Mortgage-Backed Securities	0.2%
Exchange-Traded Funds	0.1%
Commercial Mortgage-Backed Securities	0.1%
Short-Term Investments	10.3%
Other Assets and Liabilities	(0.3)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2021 to January 31, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 8/1/21	Ending Account Value 1/31/22	Expenses Paid During Period(1) 8/1/21 - 1/31/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$981.70	$3.60	0.72%
I Class	$1,000	$981.10	$2.60	0.52%
A Class	$1,000	$978.80	$4.84	0.97%
C Class	$1,000	$976.00	$8.57	1.72%
R Class	$1,000	$977.50	$6.08	1.22%
R5 Class	$1,000	$981.20	$2.60	0.52%
R6 Class	$1,000	$981.90	$1.85	0.37%
Hypothetical
Investor Class	$1,000	$1,021.58	$3.67	0.72%
I Class	$1,000	$1,022.58	$2.65	0.52%
A Class	$1,000	$1,020.32	$4.94	0.97%
C Class	$1,000	$1,016.54	$8.74	1.72%
R Class	$1,000	$1,019.06	$6.21	1.22%
R5 Class	$1,000	$1,022.58	$2.65	0.52%
R6 Class	$1,000	$1,023.34	$1.89	0.37%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

JANUARY 31, 2022 (UNAUDITED)

	Shares/ Principal Amount	Value
AFFILIATED FUNDS(1) — 35.7%
American Century Diversified Corporate Bond ETF	389,060	$19,783,195
American Century Emerging Markets Bond ETF	88,046	4,124,973
American Century Focused Dynamic Growth ETF(2)	91,286	6,473,684
American Century Focused Large Cap Value ETF	122,002	7,397,408
American Century Multisector Income ETF	351,777	17,084,191
American Century Quality Diversified International ETF	224,471	10,839,705
American Century STOXX U.S. Quality Growth ETF	257,762	17,612,877
American Century STOXX U.S. Quality Value ETF	394,657	20,212,319
Avantis International Equity ETF	197,281	12,142,645
Avantis International Small Cap Value ETF	32,498	2,030,150
Avantis U.S. Equity ETF	248,450	18,936,859
Avantis U.S. Small Cap Value ETF	77,488	5,984,398
TOTAL AFFILIATED FUNDS (Cost $116,644,605)		142,622,404
COMMON STOCKS — 18.9%
Aerospace and Defense — 0.3%
Aerojet Rocketdyne Holdings, Inc.	1,084	41,832
BAE Systems plc	51,705	404,631
CAE, Inc.(2)	1,921	48,510
General Dynamics Corp.	1,026	217,615
HEICO Corp.	930	126,843
Lockheed Martin Corp.	458	178,221
Mercury Systems, Inc.(2)	422	24,020
		1,041,672
Air Freight and Logistics†
United Parcel Service, Inc., Class B	903	182,596
Airlines — 0.2%
Ryanair Holdings plc, ADR(2)	1,423	158,835
Southwest Airlines Co.(2)	10,139	453,822
		612,657
Auto Components — 0.3%
Aptiv plc(2)	2,641	360,708
BorgWarner, Inc.	7,457	326,989
Bridgestone Corp.	2,600	113,857
CIE Automotive SA	677	19,665
Fox Factory Holding Corp.(2)	396	52,696
Hyundai Mobis Co. Ltd.	690	135,449
Linamar Corp.	1,771	98,153
Nifco, Inc.	400	11,644
Sumitomo Rubber Industries Ltd.	6,300	65,556
		1,184,717
Automobiles — 0.4%
Bayerische Motoren Werke AG	3,834	405,802
Daimler AG	4,610	367,849
Honda Motor Co. Ltd., ADR	3,792	112,053
Nissan Motor Co. Ltd.(2)	37,000	195,826
Rivian Automotive, Inc., Class A(2)	628	41,285
6

	Shares/ Principal Amount	Value
Tesla, Inc.(2)	377	$353,143
		1,475,958
Banks — 1.3%
AIB Group plc(2)	7,547	19,934
Banco Bilbao Vizcaya Argentaria SA	19,786	126,326
Banco Bradesco SA	58,986	209,724
Banco do Brasil SA	28,600	176,444
Bancorp, Inc. (The)(2)	1,298	38,706
Bank Central Asia Tbk PT	274,700	146,112
Bank of America Corp.	6,548	302,125
Barclays plc	120,999	324,618
BNP Paribas SA	2,781	198,534
Canadian Western Bank(3)	1,066	32,396
Commerce Bancshares, Inc.	521	35,902
Erste Group Bank AG	5,087	237,769
First Hawaiian, Inc.	7,706	218,465
HDFC Bank Ltd., ADR	1,994	136,848
HSBC Holdings plc	34,800	246,837
JPMorgan Chase & Co.	2,155	320,233
Jyske Bank A/S(2)	486	28,626
M&T Bank Corp.	1,408	238,487
Mitsubishi UFJ Financial Group, Inc.	46,500	281,850
Mizuho Financial Group, Inc.	13,590	184,090
Prosperity Bancshares, Inc.	3,893	285,162
Regions Financial Corp.	10,626	243,760
Silvergate Capital Corp., Class A(2)	432	46,544
Standard Chartered plc (London)	19,554	142,407
Sumitomo Mitsui Financial Group, Inc.	5,000	180,105
Triumph Bancorp, Inc.(2)	549	48,027
Truist Financial Corp.	5,614	352,671
UniCredit SpA	11,141	177,069
Virgin Money UK plc(2)	5,650	14,354
Westamerica Bancorporation	2,384	138,463
		5,132,588
Beverages — 0.1%
Celsius Holdings, Inc.(2)	968	46,202
MGP Ingredients, Inc.	488	36,922
PepsiCo, Inc.	1,671	289,952
Pernod Ricard SA	626	133,901
Royal Unibrew A/S	211	24,258
		531,235
Biotechnology — 0.4%
ADC Therapeutics SA(2)	1,104	17,543
Alnylam Pharmaceuticals, Inc.(2)	1,065	146,544
Amgen, Inc.	376	85,405
Arcus Biosciences, Inc.(2)	256	7,885
Arcutis Biotherapeutics, Inc.(2)	1,234	18,646
Arena Pharmaceuticals, Inc.(2)	423	38,908
Biohaven Pharmaceutical Holding Co. Ltd.(2)	1,007	133,800
Blueprint Medicines Corp.(2)	405	31,225
Bridgebio Pharma, Inc.(2)(3)	506	4,994
Celldex Therapeutics, Inc.(2)	454	14,079
7

	Shares/ Principal Amount	Value
Centessa Pharmaceuticals plc, ADR(2)(3)	1,392	$13,266
CSL Ltd.	748	138,561
Cytokinetics, Inc.(2)	1,008	33,455
Deciphera Pharmaceuticals, Inc.(2)	819	6,904
Erasca, Inc.(2)	852	10,096
Fate Therapeutics, Inc.(2)	453	18,804
Global Blood Therapeutics, Inc.(2)	939	27,090
Halozyme Therapeutics, Inc.(2)	1,235	42,743
Horizon Therapeutics plc(2)	1,490	139,062
Insmed, Inc.(2)	1,439	32,637
Intellia Therapeutics, Inc.(2)	191	18,063
Invitae Corp.(2)	1,098	12,342
Iovance Biotherapeutics, Inc.(2)	426	7,093
KalVista Pharmaceuticals, Inc.(2)	1,033	13,036
Karuna Therapeutics, Inc.(2)	314	34,873
Kinnate Biopharma, Inc.(2)(3)	602	6,610
Kymera Therapeutics, Inc.(2)	486	20,412
Natera, Inc.(2)	1,680	118,692
Neurocrine Biosciences, Inc.(2)	806	63,690
Relay Therapeutics, Inc.(2)	555	12,282
Sarepta Therapeutics, Inc.(2)	962	68,850
Synairgen plc(2)	1,057	2,762
Vertex Pharmaceuticals, Inc.(2)	171	41,562
Vitrolife AB	175	7,196
		1,389,110
Building Products — 0.2%
Cie de Saint-Gobain	2,042	138,177
Johnson Controls International plc	3,180	231,091
Masco Corp.	1,468	92,968
Masonite International Corp.(2)	430	42,673
Sanwa Holdings Corp.	1,400	15,161
Trane Technologies plc	1,004	173,792
Trex Co., Inc.(2)	435	39,790
Zurn Water Solutions Corp.	2,708	82,702
		816,354
Capital Markets — 0.8%
Ameriprise Financial, Inc.	969	294,876
Bank of New York Mellon Corp. (The)	7,213	427,442
BlackRock, Inc.	198	162,942
Credit Suisse Group AG	24,677	234,565
Euronext NV	99	9,545
GCM Grosvenor, Inc., Class A(3)	994	9,036
Intercontinental Exchange, Inc.	662	83,849
Intermediate Capital Group plc	770	19,886
LPL Financial Holdings, Inc.	1,872	322,583
Morgan Stanley	3,159	323,924
MSCI, Inc.	379	203,190
Northern Trust Corp.	4,269	497,936
Open Lending Corp., Class A(2)	1,468	27,877
Partners Group Holding AG	126	175,669
S&P Global, Inc.	446	185,188
State Street Corp.	1,208	114,156
8

	Shares/ Principal Amount	Value
T. Rowe Price Group, Inc.	1,721	$265,774
		3,358,438
Chemicals — 0.3%
Air Products and Chemicals, Inc.	288	81,250
Albemarle Corp.	302	66,663
Axalta Coating Systems Ltd.(2)	6,193	183,375
Diversey Holdings Ltd.(2)	3,754	41,294
Ecolab, Inc.	409	77,485
Element Solutions, Inc.	7,481	167,874
Koninklijke DSM NV	844	158,217
Linde plc	725	231,043
OCI NV(2)	610	16,694
Sherwin-Williams Co. (The)	309	88,532
Sika AG	344	120,357
		1,232,784
Commercial Services and Supplies — 0.1%
Brink's Co. (The)	913	63,709
Clean Harbors, Inc.(2)	514	47,571
Driven Brands Holdings, Inc.(2)	2,508	70,851
Elis SA(2)	1,165	21,282
GFL Environmental, Inc.	4,195	137,890
Japan Elevator Service Holdings Co. Ltd.	800	11,525
Republic Services, Inc.	822	104,936
		457,764
Communications Equipment — 0.3%
Arista Networks, Inc.(2)	2,480	308,289
Cisco Systems, Inc.	3,768	209,765
F5, Inc.(2)	1,952	405,274
Juniper Networks, Inc.	1,894	65,949
		989,277
Construction and Engineering†
Arcadis NV	560	24,514
Construction Partners, Inc., Class A(2)	1,221	32,039
Hazama Ando Corp.	4,800	36,730
JTOWER, Inc.(2)	100	4,582
		97,865
Construction Materials — 0.1%
CRH plc	2,851	143,093
Eagle Materials, Inc.	365	53,235
Summit Materials, Inc., Class A(2)	1,644	58,461
		254,789
Consumer Finance†
American Express Co.	992	178,381
Containers and Packaging — 0.3%
Amcor plc	9,364	112,462
Avery Dennison Corp.	792	162,693
Ball Corp.	1,785	173,323
Intertape Polymer Group, Inc.(3)	2,315	46,713
Packaging Corp. of America	1,641	247,184
SIG Combibloc Group AG(2)	5,798	134,710
Sonoco Products Co.	6,380	361,363
		1,238,448
9

	Shares/ Principal Amount	Value
Distributors†
D'ieteren Group	181	$31,536
Diversified Consumer Services†
European Wax Center, Inc., Class A(2)	1,622	39,641
IDP Education Ltd.	669	13,984
		53,625
Diversified Financial Services†
Zenkoku Hosho Co. Ltd.	600	26,855
Diversified Telecommunication Services — 0.1%
Cellnex Telecom SA	3,144	142,567
IHS Holding Ltd.(2)	1,096	13,108
Verizon Communications, Inc.	731	38,911
		194,586
Electric Utilities — 0.4%
Edison International	6,708	421,195
Evergy, Inc.	2,174	141,223
Eversource Energy	1,632	146,048
Iberdrola SA	13,706	157,140
NextEra Energy, Inc.	4,306	336,385
Pinnacle West Capital Corp.	3,004	209,109
Xcel Energy, Inc.	1,537	107,067
		1,518,167
Electrical Equipment — 0.5%
AMETEK, Inc.	1,475	201,736
Eaton Corp. plc	835	132,289
Emerson Electric Co.	4,488	412,672
Generac Holdings, Inc.(2)	331	93,468
Hexatronic Group AB	278	11,272
Hubbell, Inc.	435	81,471
Nexans SA	214	19,338
nVent Electric plc	11,529	398,788
Plug Power, Inc.(2)	1,379	30,159
Regal Rexnord Corp.	928	147,069
Rockwell Automation, Inc.	664	192,042
Schneider Electric SE	1,477	250,197
Sensata Technologies Holding plc(2)	1,100	63,096
TKH Group NV, CVA(3)	264	15,234
Ushio, Inc.	1,000	15,540
		2,064,371
Electronic Equipment, Instruments and Components — 0.3%
CDW Corp.	813	153,698
Cognex Corp.	3,187	211,808
Comet Holding AG	42	13,399
Corning, Inc.	1,591	66,886
Fabrinet(2)	269	30,440
Hexagon AB, B Shares	8,803	118,735
Jabil, Inc.	348	21,398
Keyence Corp.	300	153,877
Keysight Technologies, Inc.(2)	2,508	423,400
National Instruments Corp.	1,513	62,366
Sesa SpA	130	23,513
		1,279,520
10

	Shares/ Principal Amount	Value
Energy Equipment and Services — 0.1%
Baker Hughes Co.	8,683	$238,261
Schlumberger NV	6,142	239,968
		478,229
Entertainment — 0.2%
CTS Eventim AG & Co. KGaA(2)	255	18,127
Electronic Arts, Inc.	555	73,626
Live Nation Entertainment, Inc.(2)	839	91,879
ROBLOX Corp., Class A(2)	566	37,277
Roku, Inc.(2)	500	82,025
Universal Music Group NV	4,698	115,990
Walt Disney Co. (The)(2)	1,517	216,885
		635,809
Equity Real Estate Investment Trusts (REITs) — 1.1%
American Campus Communities, Inc.	699	36,530
American Homes 4 Rent, Class A	726	28,408
AvalonBay Communities, Inc.	449	109,659
Big Yellow Group plc	873	17,615
Brixmor Property Group, Inc.	925	23,458
Camden Property Trust	463	74,122
Capital & Counties Properties plc	9,979	23,211
CapitaLand Integrated Commercial Trust	8,900	12,831
Charter Hall Group	475	5,689
Comforia Residential REIT, Inc.	7	18,778
Dexus	1,257	9,151
Digital Core REIT Management Pte Ltd.(2)	13,706	16,036
Digital Realty Trust, Inc.	480	71,630
DigitalBridge Group, Inc.(2)	5,623	41,048
Dream Industrial Real Estate Investment Trust	956	11,860
Equinix, Inc.	301	218,195
Essential Properties Realty Trust, Inc.	1,067	28,329
Essex Property Trust, Inc.	607	201,827
Fibra Uno Administracion SA de CV	92,939	95,516
GLP J-Reit	9	14,486
Goodman Group	2,941	48,561
Healthcare Trust of America, Inc., Class A	5,423	176,519
Healthpeak Properties, Inc.	9,311	329,330
Host Hotels & Resorts, Inc.(2)	1,996	34,611
Ingenia Communities Group	6,649	26,002
Innovative Industrial Properties, Inc.	283	56,088
Invincible Investment Corp.	60	18,901
Invitation Homes, Inc.	2,156	90,509
Iron Mountain, Inc.	530	24,338
Japan Hotel REIT Investment Corp.	11	5,363
Kilroy Realty Corp.	335	21,440
Kimco Realty Corp.	2,852	69,189
Kite Realty Group Trust	2,926	61,095
Klepierre SA(2)(3)	1,398	37,184
LaSalle Logiport REIT	10	15,997
Life Storage, Inc.	521	70,309
Link REIT	2,700	23,181
Medical Properties Trust, Inc.	2,158	49,116
11

	Shares/ Principal Amount	Value
MGM Growth Properties LLC, Class A	6,059	$235,574
NETSTREIT Corp.(3)	854	19,300
Outfront Media, Inc.	256	6,359
Prologis, Inc.	4,160	652,371
Public Storage	258	92,501
Regency Centers Corp.	3,483	249,905
Rexford Industrial Realty, Inc.	1,235	90,365
Ryman Hospitality Properties, Inc.(2)	876	77,438
Scentre Group	18,792	39,015
Segro plc	10,098	178,025
Shaftesbury plc	2,766	23,225
SOSiLA Logistics REIT, Inc.	14	19,596
Sun Communities, Inc.	334	63,113
Tritax Big Box REIT plc	10,225	32,798
UDR, Inc.	1,147	65,195
Ventas, Inc.	940	49,839
VICI Properties, Inc.	1,411	40,383
Welltower, Inc.	1,238	107,248
Weyerhaeuser Co.	1,953	78,960
Workspace Group plc	2,266	25,893
		4,363,215
Food and Staples Retailing — 0.2%
Costco Wholesale Corp.	223	112,644
Grocery Outlet Holding Corp.(2)	1,339	33,984
Koninklijke Ahold Delhaize NV	9,567	310,206
MARR SpA	772	16,439
Sysco Corp.	4,532	354,176
		827,449
Food Products — 0.4%
Bakkafrost P/F	14	965
Calbee, Inc.	400	9,207
Conagra Brands, Inc.	12,365	429,808
General Mills, Inc.	2,222	152,607
Hershey Co. (The)	560	110,359
J.M. Smucker Co. (The)	1,175	165,182
Kellogg Co.	2,370	149,310
Mondelez International, Inc., Class A	2,129	142,707
Orkla ASA	16,331	156,066
Sovos Brands, Inc.(2)	2,917	42,792
Vital Farms, Inc.(2)	740	12,232
Whole Earth Brands, Inc.(2)	3,011	28,544
		1,399,779
Gas Utilities — 0.1%
Atmos Energy Corp.	1,912	205,005
Nippon Gas Co. Ltd.	900	12,595
Spire, Inc.	2,493	164,338
		381,938
Health Care Equipment and Supplies — 0.6%
Align Technology, Inc.(2)	160	79,194
Arjo AB, B Shares	1,064	10,634
Becton Dickinson and Co.	988	251,090
DexCom, Inc.(2)	407	175,205
12

	Shares/ Principal Amount	Value
Eckert & Ziegler Strahlen- und Medizintechnik AG	143	$12,466
Edwards Lifesciences Corp.(2)	1,623	177,232
Envista Holdings Corp.(2)	4,677	202,233
Establishment Labs Holdings, Inc.(2)	335	17,534
IDEXX Laboratories, Inc.(2)	397	201,398
Inari Medical, Inc.(2)	816	60,025
Inmode Ltd.(2)	236	11,382
Koninklijke Philips NV	3,931	130,824
Medtronic plc	1,207	124,912
Menicon Co. Ltd.	300	6,657
NeuroPace, Inc.(2)(3)	1,448	11,671
ResMed, Inc.	181	41,377
SI-BONE, Inc.(2)	2,052	40,424
Silk Road Medical, Inc.(2)	1,240	40,684
Tandem Diabetes Care, Inc.(2)	384	45,354
Teleflex, Inc.	232	71,964
Zimmer Biomet Holdings, Inc.	5,831	717,330
		2,429,590
Health Care Providers and Services — 0.8%
Alfresa Holdings Corp.	8,000	114,071
Amedisys, Inc.(2)	520	70,252
AmerisourceBergen Corp.	1,200	163,440
Amvis Holdings, Inc.	500	19,380
Cardinal Health, Inc.	4,626	238,563
Centene Corp.(2)	201	15,630
Chartwell Retirement Residences	2,370	23,175
Cigna Corp.	923	212,715
Covetrus, Inc.(2)	1,243	22,461
CVS Health Corp.	1,981	210,996
Encompass Health Corp.	570	35,363
HealthEquity, Inc.(2)	1,121	59,906
Henry Schein, Inc.(2)	4,927	371,003
Humana, Inc.	525	206,063
McKesson Corp.	1,059	271,866
Progyny, Inc.(2)	825	33,413
Quest Diagnostics, Inc.	2,554	344,841
R1 RCM, Inc.(2)	5,851	139,137
RadNet, Inc.(2)	1,499	38,599
Tenet Healthcare Corp.(2)	568	42,100
UnitedHealth Group, Inc.	599	283,069
Universal Health Services, Inc., Class B	3,081	400,715
		3,316,758
Health Care Technology — 0.1%
Cerner Corp.	3,741	341,179
Health Catalyst, Inc.(2)	1,412	42,148
OptimizeRx Corp.(2)	717	32,215
Veeva Systems, Inc., Class A(2)	720	170,309
		585,851
Hotels, Restaurants and Leisure — 0.5%
Airbnb, Inc., Class A(2)	1,092	168,135
Autogrill SpA(2)(3)	2,458	18,458
Basic-Fit NV(2)	396	18,892
13

	Shares/ Principal Amount	Value
Booking Holdings, Inc.(2)	58	$142,456
Chipotle Mexican Grill, Inc.(2)	195	289,688
Churchill Downs, Inc.	207	43,532
Corporate Travel Management Ltd.(2)	1,257	18,744
Cracker Barrel Old Country Store, Inc.	987	117,591
Expedia Group, Inc.(2)	891	163,311
Food & Life Cos. Ltd.	4,300	128,837
Greggs plc	457	16,574
Hilton Worldwide Holdings, Inc.(2)	2,050	297,476
Planet Fitness, Inc., Class A(2)	809	71,710
Scandic Hotels Group AB(2)	2,243	9,463
SeaWorld Entertainment, Inc.(2)	838	49,928
Sodexo SA	2,442	227,115
Wingstop, Inc.	383	58,695
Wyndham Hotels & Resorts, Inc.	476	39,960
		1,880,565
Household Durables — 0.1%
Haseko Corp.	5,600	71,106
Lovesac Co. (The)(2)	417	22,456
Open House Group Co. Ltd.	300	15,532
Sonos, Inc.(2)	1,528	38,536
Taylor Wimpey plc	125,417	257,300
Token Corp.	400	32,401
		437,331
Household Products — 0.1%
Colgate-Palmolive Co.	982	80,966
Kimberly-Clark Corp.	1,711	235,519
Procter & Gamble Co. (The)	1,379	221,261
		537,746
Independent Power and Renewable Electricity Producers†
West Holdings Corp.	600	18,028
Industrial Conglomerates — 0.1%
Honeywell International, Inc.	1,045	213,682
Lifco AB, B Shares	339	7,946
Turkiye Sise ve Cam Fabrikalari AS	235,492	245,079
		466,707
Insurance — 0.5%
Aegon NV	22,439	126,590
Aflac, Inc.	5,199	326,601
Allstate Corp. (The)	2,673	322,551
Arthur J. Gallagher & Co.	78	12,319
ASR Nederland NV	645	29,990
Chubb Ltd.	1,642	323,934
Goosehead Insurance, Inc., Class A	611	60,232
Kinsale Capital Group, Inc.	252	50,481
Marsh & McLennan Cos., Inc.	710	109,084
Progressive Corp. (The)	375	40,748
Prudential Financial, Inc.	810	90,372
Reinsurance Group of America, Inc.	3,349	384,566
Ryan Specialty Group Holdings, Inc., Class A(2)	1,125	42,086
Storebrand ASA	2,367	25,235
14

	Shares/ Principal Amount	Value
Travelers Cos., Inc. (The)	685	$113,833
		2,058,622
Interactive Media and Services — 0.5%
Alphabet, Inc., Class A(2)	343	928,182
Autohome, Inc., ADR	3,084	102,759
Baidu, Inc., Class A(2)	10,300	204,031
carsales.com Ltd.	901	14,251
Domain Holdings Australia Ltd.	4,901	16,471
Eventbrite, Inc., Class A(2)	2,026	29,033
Match Group, Inc.(2)	1,252	141,100
Meta Platforms, Inc., Class A(2)	762	238,704
Pinterest, Inc., Class A(2)	2,481	73,338
QuinStreet, Inc.(2)	2,884	46,404
Tencent Holdings Ltd.	4,700	294,513
		2,088,786
Internet and Direct Marketing Retail — 0.3%
Alibaba Group Holding Ltd.(2)	14,500	227,266
Amazon.com, Inc.(2)	213	637,183
Chewy, Inc., Class A(2)(3)	1,349	64,226
Etsy, Inc.(2)	659	103,516
JD.com, Inc., Class A(2)	2,323	88,045
		1,120,236
IT Services — 0.7%
Accenture plc, Class A	674	238,313
Adyen NV(2)	61	124,129
Alten SA	128	20,878
Amdocs Ltd.	2,224	168,779
Atos SE	1,558	55,850
Block, Inc.(2)	505	61,756
Capgemini SE	1,168	262,585
Capita plc(2)	61,008	26,249
Cloudflare, Inc., Class A(2)	1,074	103,534
DigitalOcean Holdings, Inc.(2)	467	26,778
Endava plc, ADR(2)	183	22,256
ENECHANGE Ltd.(2)	600	7,212
EPAM Systems, Inc.(2)	391	186,171
Euronet Worldwide, Inc.(2)	839	112,334
Indra Sistemas SA(2)	7,540	76,827
Mastercard, Inc., Class A	677	261,579
MAXIMUS, Inc.	814	62,938
NEXTDC Ltd.(2)	2,495	19,144
Nuvei Corp.(2)	109	6,649
Okta, Inc.(2)	755	149,407
PayPal Holdings, Inc.(2)	1,100	189,134
Perficient, Inc.(2)	333	34,905
Shopify, Inc., Class A(2)	133	128,375
Simplex Holdings, Inc.(2)	500	8,003
Switch, Inc., Class A	3,102	79,504
TDCX, Inc., ADR(2)	738	12,096
Thoughtworks Holding, Inc.(2)	1,937	41,491
Twilio, Inc., Class A(2)	224	46,171
15

	Shares/ Principal Amount	Value
Visa, Inc., Class A	1,182	$267,333
		2,800,380
Leisure Products — 0.1%
Accell Group NV(2)	192	12,495
BRP, Inc.(3)	174	14,462
Brunswick Corp.	697	63,281
Callaway Golf Co.(2)	2,451	58,481
Hayward Holdings, Inc.(2)	2,665	52,474
Polaris, Inc.	1,579	177,779
		378,972
Life Sciences Tools and Services — 0.4%
10X Genomics, Inc., Class A(2)	596	57,377
Agilent Technologies, Inc.	2,241	312,216
Bio-Techne Corp.	276	103,889
ICON plc(2)	860	228,519
Lonza Group AG	254	175,118
Mettler-Toledo International, Inc.(2)	153	225,320
NeoGenomics, Inc.(2)	1,350	30,429
Repligen Corp.(2)	364	72,196
Thermo Fisher Scientific, Inc.	333	193,573
		1,398,637
Machinery — 0.4%
AGCO Corp.	399	46,763
Astec Industries, Inc.	792	50,126
ATS Automation Tooling Systems, Inc.(2)	853	34,827
Cargotec Oyj, B Shares	293	14,629
Cummins, Inc.	1,124	248,269
Deere & Co.	179	67,376
Graco, Inc.	1,339	97,158
IHI Corp.	600	12,116
IMI plc	562	12,557
John Bean Technologies Corp.	404	54,540
Kornit Digital Ltd.(2)	142	14,918
Metso Outotec Oyj	2,318	24,860
Nabtesco Corp.	400	12,504
Oshkosh Corp.	2,189	249,130
PACCAR, Inc.	2,157	200,579
Parker-Hannifin Corp.	1,055	327,060
Timken Co. (The)	264	17,635
Trelleborg AB, B Shares	931	23,441
Xylem, Inc.	805	84,541
		1,593,029
Media — 0.2%
Comcast Corp., Class A	1,972	98,580
Fox Corp., Class B	9,145	340,011
Future plc	556	23,714
Nordic Entertainment Group AB, B Shares(2)	291	11,267
Publicis Groupe SA	3,228	218,732
S4 Capital plc(2)	1,281	8,957
Storytel AB(2)(3)	169	2,666
WPP plc	13,955	218,822
		922,749
16

	Shares/ Principal Amount	Value
Metals and Mining — 0.1%
APERAM SA(3)	321	$18,088
Lynas Rare Earths Ltd.(2)	508	3,281
Mineral Resources Ltd.	263	10,452
MMC Norilsk Nickel PJSC	949	266,165
OZ Minerals Ltd.	1,198	20,782
Teck Resources Ltd., Class B	6,991	215,812
		534,580
Multi-Utilities — 0.1%
NorthWestern Corp.	5,293	307,629
Multiline Retail — 0.1%
Dollar Tree, Inc.(2)	1,887	247,612
Marks & Spencer Group plc(2)	7,063	20,903
Target Corp.	384	84,645
		353,160
Oil, Gas and Consumable Fuels — 0.3%
ConocoPhillips	7,359	652,155
Devon Energy Corp.	6,551	331,284
Matador Resources Co.	1,717	76,870
Pioneer Natural Resources Co.	1,043	228,302
Whitecap Resources, Inc.(3)	12,184	85,978
		1,374,589
Paper and Forest Products — 0.1%
Mondi plc	13,373	334,582
Personal Products†
Estee Lauder Cos., Inc. (The), Class A	275	85,742
Pharmaceuticals — 0.7%
ALK-Abello A/S(2)	43	18,158
Arvinas, Inc.(2)	371	26,523
AstraZeneca plc	1,824	212,182
AstraZeneca plc, ADR	7,698	448,101
Bristol-Myers Squibb Co.	2,968	192,593
Dermapharm Holding SE	196	15,850
Edgewise Therapeutics, Inc.(2)	853	11,601
GlaxoSmithKline plc	20,140	449,444
Harmony Biosciences Holdings, Inc.(2)	521	18,683
Laboratorios Farmaceuticos Rovi SA	309	22,688
Merck & Co., Inc.	1,877	152,938
Novartis AG	1,800	156,401
Novo Nordisk A/S, B Shares	3,055	303,875
Sanofi	1,159	121,187
Sanofi, ADR	6,763	351,676
Takeda Pharmaceutical Co. Ltd.	6,900	199,984
Ventyx Biosciences, Inc.(2)	1,029	16,732
Zoetis, Inc.	855	170,820
		2,889,436
Professional Services — 0.3%
ASGN, Inc.(2)	467	53,644
Bureau Veritas SA	6,245	178,684
CoStar Group, Inc.(2)	1,304	91,489
DKSH Holding AG	293	23,492
First Advantage Corp.(2)	3,256	55,091
17

	Shares/ Principal Amount	Value
Hays plc	9,119	$17,770
HireRight Holdings Corp.(2)	2,513	34,177
IHS Markit Ltd.	175	20,438
Jacobs Engineering Group, Inc.	1,244	161,944
Recruit Holdings Co. Ltd.	2,400	118,629
Teleperformance	272	102,432
Verisk Analytics, Inc.	650	127,484
Visional, Inc.(2)	300	22,036
		1,007,310
Real Estate Management and Development — 0.1%
Altus Group Ltd.(3)	684	32,829
Capitaland Investment Ltd.(2)	11,400	29,251
CBRE Group, Inc., Class A(2)	195	19,761
China Resources Mixc Lifestyle Services Ltd.	2,200	12,931
City Developments Ltd.	2,300	12,082
Colliers International Group, Inc. (Toronto)	150	21,883
CTP NV	1,070	21,766
Fastighets AB Balder, B Shares(2)	278	18,417
FirstService Corp.	29	4,624
Grainger plc	5,612	22,855
Hulic Co. Ltd.	1,300	12,565
New World Development Co. Ltd.	5,000	20,412
Newmark Group, Inc., Class A	2,885	44,169
Relo Group, Inc.	600	10,828
Savills plc	1,099	20,027
Tokyu Fudosan Holdings Corp.	6,700	36,704
Tricon Residential, Inc.	365	5,362
Tricon Residential, Inc. (Toronto)	6,165	90,354
VGP NV	88	24,936
		461,756
Road and Rail — 0.2%
Canadian Pacific Railway Ltd.	2,589	185,221
Heartland Express, Inc.	9,211	137,797
Lyft, Inc., Class A(2)	1,499	57,741
Norfolk Southern Corp.	415	112,876
TFI International, Inc.	148	14,245
Union Pacific Corp.	393	96,108
		603,988
Semiconductors and Semiconductor Equipment — 0.6%
Advanced Micro Devices, Inc.(2)	987	112,765
Ambarella, Inc.(2)	143	20,042
Applied Materials, Inc.	1,280	176,870
ASML Holding NV	242	163,905
BE Semiconductor Industries NV	216	18,111
Enphase Energy, Inc.(2)	936	131,480
Ichor Holdings Ltd.(2)	1,297	55,019
Infineon Technologies AG	3,885	161,335
MACOM Technology Solutions Holdings, Inc.(2)	462	28,279
Marvell Technology, Inc.	2,820	201,348
Monolithic Power Systems, Inc.	203	81,795
Nova Ltd.(2)	198	23,423
NVIDIA Corp.	1,658	405,978
18

	Shares/ Principal Amount	Value
Onto Innovation, Inc.(2)	683	$62,522
Power Integrations, Inc.	492	39,709
Semtech Corp.(2)	972	69,109
Skyworks Solutions, Inc.	746	109,304
SOITEC(2)	47	8,581
Taiwan Semiconductor Manufacturing Co. Ltd.	12,000	277,464
Texas Instruments, Inc.	1,072	192,413
		2,339,452
Software — 1.2%
Adobe, Inc.(2)	297	158,687
Atlassian Corp. plc, Class A(2)	718	232,876
Autodesk, Inc.(2)	413	103,163
Box, Inc., Class A(2)	1,083	28,299
Cadence Design Systems, Inc.(2)	2,263	344,293
CDK Global, Inc.	3,597	154,563
Coupa Software, Inc.(2)	194	26,048
Darktrace plc(2)	1,072	5,939
Dassault Systemes SE	2,806	135,694
Datadog, Inc., Class A(2)	1,334	194,911
Descartes Systems Group, Inc. (The)(2)	203	14,769
DocuSign, Inc.(2)	935	117,595
Enfusion, Inc., Class A(2)	1,344	18,561
HubSpot, Inc.(2)	125	61,100
Kinaxis, Inc.(2)	110	14,268
m-up Holdings, Inc.	1,200	8,359
Manhattan Associates, Inc.(2)	2,079	278,316
Microsoft Corp.	4,878	1,516,960
Model N, Inc.(2)	519	14,355
nCino, Inc.(2)	653	29,927
New Relic, Inc.(2)	407	42,792
Open Text Corp.	5,087	243,464
Palantir Technologies, Inc., Class A(2)	3,435	47,094
Palo Alto Networks, Inc.(2)	786	406,676
Paycor HCM, Inc.(2)(3)	2,269	58,858
Paylocity Holding Corp.(2)	284	57,930
SailPoint Technologies Holdings, Inc.(2)	1,100	42,559
salesforce.com, Inc.(2)	510	118,641
ServiceNow, Inc.(2)	100	58,578
Sprout Social, Inc., Class A(2)	574	39,520
SPS Commerce, Inc.(2)	455	56,352
Tenable Holdings, Inc.(2)	1,697	87,226
Trade Desk, Inc. (The), Class A(2)	1,990	138,385
Workday, Inc., Class A(2)	199	50,349
		4,907,107
Specialty Retail — 0.4%
Advance Auto Parts, Inc.	1,841	426,210
Burlington Stores, Inc.(2)	509	120,597
Carvana Co.(2)	457	74,061
City Chic Collective Ltd.(2)	2,983	10,490
Five Below, Inc.(2)	370	60,680
Home Depot, Inc. (The)	965	354,136
Leslie's, Inc.(2)	3,271	68,135
19

	Shares/ Principal Amount	Value
Musti Group Oyj(2)	538	$16,079
National Vision Holdings, Inc.(2)	1,539	62,914
Nextage Co. Ltd.	1,200	30,135
Petco Health & Wellness Co., Inc.(2)	2,041	38,269
Pets at Home Group plc	3,658	21,181
TJX Cos., Inc. (The)	1,934	139,190
Tractor Supply Co.	277	60,472
Watches of Switzerland Group plc(2)	1,830	31,881
		1,514,430
Technology Hardware, Storage and Peripherals — 0.3%
Apple, Inc.	4,993	872,676
HP, Inc.	7,537	276,834
Pure Storage, Inc., Class A(2)	1,328	35,179
		1,184,689
Textiles, Apparel and Luxury Goods — 0.3%
Asics Corp.	1,000	19,416
Capri Holdings Ltd.(2)	484	29,074
Crocs, Inc.(2)	517	53,055
Deckers Outdoor Corp.(2)	175	56,040
HUGO BOSS AG	298	18,878
Li Ning Co. Ltd.	13,000	126,854
lululemon athletica, Inc.(2)	568	189,576
LVMH Moet Hennessy Louis Vuitton SE	242	198,773
NIKE, Inc., Class B	1,204	178,276
Pandora A/S	167	18,159
Puma SE	1,036	110,803
		998,904
Thrifts and Mortgage Finance†
Capitol Federal Financial, Inc.	8,312	92,513
Trading Companies and Distributors — 0.2%
AddTech AB, B Shares	826	15,280
Ashtead Group plc	1,184	84,689
Beacon Roofing Supply, Inc.(2)	2,751	150,947
Diploma plc	611	22,933
Electrocomponents plc	1,653	25,028
Grafton Group plc	747	11,742
H&E Equipment Services, Inc.	1,363	56,742
MSC Industrial Direct Co., Inc., Class A	4,287	349,991
NOW, Inc.(2)	1,267	11,264
W.W. Grainger, Inc.	212	104,963
Yamazen Corp.	2,700	23,489
		857,068
TOTAL COMMON STOCKS (Cost $54,444,004)		75,310,634
U.S. TREASURY SECURITIES — 14.0%
U.S. Treasury Bonds, 4.50%, 5/15/38	$1,000,000	1,352,773
U.S. Treasury Bonds, 2.25%, 5/15/41	1,250,000	1,264,844
U.S. Treasury Bonds, 3.00%, 5/15/42	430,000	489,881
U.S. Treasury Bonds, 2.50%, 2/15/45(4)	1,700,000	1,793,965
U.S. Treasury Bonds, 3.00%, 5/15/45	600,000	689,156
U.S. Treasury Bonds, 3.00%, 11/15/45	850,000	980,555
U.S. Treasury Bonds, 1.875%, 2/15/51	1,000,000	947,422
20

		Shares/ Principal Amount	Value
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25		$2,285,553	$2,570,162
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27		413,481	489,828
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42		615,035	731,947
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43		604,470	705,429
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45		590,170	709,462
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47		575,720	723,239
U.S. Treasury Inflation Indexed Bonds, 0.125%, 2/15/51		747,313	808,513
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23		3,371,676	3,464,666
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23		3,702,516	3,867,480
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24		10,242,488	10,800,896
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/24		2,329,181	2,458,092
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/25		4,358,043	4,602,197
U.S. Treasury Inflation Indexed Notes, 0.375%, 1/15/27		230,128	248,459
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28		3,943,870	4,311,610
U.S. Treasury Inflation Indexed Notes, 0.875%, 1/15/29		2,751,925	3,109,248
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/30		6,481,920	7,005,960
U.S. Treasury Notes, 0.375%, 3/31/22		200,000	200,071
U.S. Treasury Notes, 2.25%, 8/15/27(4)		300,000	309,410
U.S. Treasury Notes, 0.625%, 5/15/30		1,250,000	1,141,846
TOTAL U.S. TREASURY SECURITIES (Cost $52,908,779)			55,777,111
SOVEREIGN GOVERNMENTS AND AGENCIES — 9.0%
Australia — 0.2%
Australia Government Bond, 3.00%, 3/21/47	AUD	505,000	392,751
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	285,000	213,405
			606,156
Austria — 0.1%
Republic of Austria Government Bond, 3.40%, 11/22/22(5)	EUR	126,000	146,172
Republic of Austria Government Bond, 0.75%, 10/20/26(5)	EUR	140,000	164,000
Republic of Austria Government Bond, 4.15%, 3/15/37(5)	EUR	101,000	175,616
			485,788
Belgium†
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(5)	EUR	47,000	85,267
Canada — 1.3%
Canadian Government Bond, 0.25%, 4/1/24	CAD	4,000,000	3,073,563
Canadian Government Bond, 0.25%, 3/1/26	CAD	1,150,000	856,835
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	684,000	556,716
Province of Quebec Canada, 3.00%, 9/1/23	CAD	460,000	371,262
Province of Quebec Canada, 5.75%, 12/1/36	CAD	325,000	347,737
Province of Quebec Canada, 5.00%, 12/1/41	CAD	33,000	34,276
Province of Quebec Canada, 3.50%, 12/1/48	CAD	102,000	89,538
			5,329,927
China — 2.2%
China Government Bond, 2.64%, 8/13/22	CNY	18,500,000	2,916,253
China Government Bond, 2.88%, 11/5/23	CNY	25,000,000	3,979,641
China Government Bond, 3.25%, 6/6/26	CNY	550,000	89,317
China Government Bond, 3.29%, 5/23/29	CNY	400,000	65,310
China Government Bond, 3.39%, 3/16/50	CNY	10,340,000	1,633,200
			8,683,721
Colombia†
Colombia Government International Bond, 7.375%, 9/18/37		$100,000	111,497
21

		Shares/ Principal Amount	Value
Czech Republic†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	2,100,000	$97,299
Denmark — 0.3%
Denmark Government Bond, 0.50%, 11/15/27	DKK	517,000	80,592
Denmark Government Bond, 0.00%, 11/15/31(5)(6)	DKK	6,500,000	962,746
Denmark Government Bond, 4.50%, 11/15/39	DKK	260,000	68,538
			1,111,876
Finland — 0.5%
Finland Government Bond, 4.00%, 7/4/25(5)	EUR	173,000	223,677
Finland Government Bond, 0.125%, 4/15/36(5)	EUR	1,750,000	1,866,502
			2,090,179
France — 0.6%
French Republic Government Bond OAT, 2.50%, 5/25/30	EUR	1,170,000	1,566,213
French Republic Government Bond OAT, 0.00%, 11/25/31(6)	EUR	850,000	921,464
			2,487,677
Indonesia — 0.1%
Indonesia Treasury Bond, 8.375%, 9/15/26	IDR	3,000,000,000	234,089
Ireland — 0.1%
Ireland Government Bond, 3.40%, 3/18/24	EUR	196,000	238,419
Italy — 0.4%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	263,000	308,257
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	971,000	1,161,615
			1,469,872
Japan — 2.2%
Japan Government Ten Year Bond, 0.80%, 6/20/23	JPY	31,500,000	276,986
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	161,750,000	1,817,132
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	154,250,000	1,698,384
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	11,400,000	115,446
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	313,550,000	3,006,092
Japanese Government CPI Linked Bond, 0.10%, 3/10/29	JPY	228,335,720	2,065,696
			8,979,736
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	785,000	193,246
Mexico — 0.2%
Mexican Bonos, 6.50%, 6/9/22	MXN	7,800,000	377,969
Mexico Government International Bond, 4.15%, 3/28/27		$400,000	433,802
			811,771
Netherlands — 0.1%
Netherlands Government Bond, 0.50%, 7/15/26(5)	EUR	401,000	465,652
Netherlands Government Bond, 2.75%, 1/15/47(5)	EUR	63,000	112,444
			578,096
Norway — 0.1%
Norway Government Bond, 2.00%, 5/24/23(5)	NOK	360,000	40,839
Norway Government Bond, 1.75%, 2/17/27(5)	NOK	1,510,000	168,633
			209,472
Poland†
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	650,000	160,416
Russia†
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	4,500,000	52,093
Singapore — 0.1%
Singapore Government Bond, 3.125%, 9/1/22	SGD	288,000	216,313
22

		Shares/ Principal Amount	Value
Spain — 0.1%
Spain Government Bond, 4.40%, 10/31/23(5)	EUR	5,000	$6,091
Spain Government Bond, 1.60%, 4/30/25(5)	EUR	164,000	194,832
Spain Government Bond, 5.15%, 10/31/28(5)	EUR	16,000	23,710
Spain Government Bond, 5.15%, 10/31/44(5)	EUR	30,000	59,272
			283,905
Switzerland — 0.1%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	253,000	290,475
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	89,000	127,731
			418,206
Thailand — 0.1%
Thailand Government Bond, 3.625%, 6/16/23	THB	3,450,000	107,928
Thailand Government Bond, 3.85%, 12/12/25	THB	9,350,000	309,548
			417,476
United Kingdom — 0.2%
United Kingdom Gilt, 0.125%, 1/30/26	GBP	600,000	777,777
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $35,681,206)			36,130,274
CORPORATE BONDS — 5.9%
Aerospace and Defense†
Boeing Co. (The), 5.81%, 5/1/50		$100,000	125,984
Airlines — 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(5)		432,000	442,979
United Airlines Holdings, Inc., 5.00%, 2/1/24		45,000	45,733
			488,712
Automobiles — 0.1%
BMW Finance NV, MTN, 1.00%, 2/15/22	EUR	40,000	44,962
BMW Finance NV, MTN, 0.875%, 4/3/25	EUR	50,000	57,489
General Motors Co., 5.15%, 4/1/38		$290,000	330,082
			432,533
Banks — 1.0%
Akbank T.A.S., 5.00%, 10/24/22		50,000	50,477
Avi Funding Co. Ltd., 3.80%, 9/16/25(5)		102,000	107,997
Banco Santander SA, MTN, 2.50%, 3/18/25	EUR	200,000	236,465
Bank of America Corp., MTN, 2.30%, 7/25/25	GBP	100,000	136,291
Bank of America Corp., MTN, VRN, 2.68%, 6/19/41		$310,000	283,187
Barclays plc, MTN, VRN, 2.00%, 2/7/28	EUR	200,000	228,022
CaixaBank SA, MTN, VRN, 2.75%, 7/14/28	EUR	100,000	115,583
CaixaBank SA, MTN, VRN, 2.25%, 4/17/30	EUR	100,000	115,284
Citigroup, Inc., VRN, 3.52%, 10/27/28		$154,000	161,136
Commerzbank AG, MTN, 4.00%, 3/23/26	EUR	220,000	268,308
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	100,000	147,520
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	351,000	414,263
European Financial Stability Facility, MTN, 0.40%, 5/31/26	EUR	400,000	457,887
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	62,000	94,845
HSBC Bank plc, MTN, VRN, 5.375%, 11/4/30	GBP	90,000	133,933
ING Groep NV, MTN, 2.125%, 1/10/26	EUR	300,000	357,329
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	250,000	294,494
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	80,000	125,305
23

		Shares/ Principal Amount	Value
Wells Fargo & Co., VRN, 3.07%, 4/30/41		$430,000	$415,610
			4,143,936
Beverages — 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46		180,000	213,374
Biotechnology — 0.1%
AbbVie, Inc., 4.40%, 11/6/42		385,000	432,916
Capital Markets — 0.1%
Criteria Caixa SA, MTN, 1.50%, 5/10/23	EUR	100,000	114,465
LPL Holdings, Inc., 4.375%, 5/15/31(5)		$230,000	225,777
			340,242
Chemicals — 0.1%
Dow Chemical Co. (The), 3.60%, 11/15/50		220,000	221,494
Equate Petrochemical BV, 4.25%, 11/3/26(5)		34,000	36,262
			257,756
Commercial Services and Supplies — 0.1%
Waste Connections, Inc., 2.95%, 1/15/52		112,000	102,507
Waste Management, Inc., 2.50%, 11/15/50		160,000	141,338
			243,845
Containers and Packaging†
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(5)		10,000	10,001
Sealed Air Corp., 5.125%, 12/1/24(5)		25,000	26,411
			36,412
Diversified Consumer Services†
Duke University, 3.30%, 10/1/46		60,000	63,396
Diversified Financial Services — 1.1%
Fiore Capital LLC, VRDN, 0.15%, 2/7/22 (LOC: Wells Fargo Bank N.A.)		1,500,000	1,500,000
Gulf Gate Apartments LLC, VRN, 0.10%, (Acquired 9/29/03 - 11/10/03, Cost $3,000,000), 9/1/28(7)		3,000,000	3,000,000
MDGH GMTN RSC Ltd., 3.25%, 4/28/22(5)		41,000	41,291
			4,541,291
Diversified Telecommunication Services — 0.2%
AT&T, Inc., 2.60%, 12/17/29	EUR	100,000	124,446
AT&T, Inc., 3.55%, 9/15/55		$127,000	120,173
Deutsche Telekom International Finance BV, MTN, 1.25%, 10/6/23	GBP	50,000	66,995
Deutsche Telekom International Finance BV, MTN, 0.875%, 1/30/24	EUR	40,000	45,776
Level 3 Financing, Inc., 4.625%, 9/15/27(5)		$232,000	231,388
Turk Telekomunikasyon AS, 4.875%, 6/19/24(5)		80,000	79,351
Verizon Communications, Inc., 1.75%, 1/20/31		160,000	146,022
Verizon Communications, Inc., 2.99%, 10/30/56		255,000	223,808
			1,037,959
Electric Utilities — 0.2%
Duke Energy Carolinas LLC, 3.20%, 8/15/49		190,000	188,047
Duke Energy Florida LLC, 3.85%, 11/15/42		80,000	83,988
Duke Energy Progress LLC, 4.15%, 12/1/44		9,000	9,908
Exelon Corp., 4.45%, 4/15/46		90,000	103,330
Israel Electric Corp. Ltd., 6.875%, 6/21/23(5)		41,000	43,916
MidAmerican Energy Co., 4.40%, 10/15/44		40,000	46,754
Northern States Power Co., 3.20%, 4/1/52		120,000	121,630
24

		Shares/ Principal Amount	Value
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara, MTN, 3.00%, 6/30/30		$375,000	$356,454
Southern Co. Gas Capital Corp., 3.95%, 10/1/46		30,000	31,136
			985,163
Equity Real Estate Investment Trusts (REITs) — 0.2%
EPR Properties, 4.95%, 4/15/28		506,000	532,924
EPR Properties, 3.60%, 11/15/31		84,000	80,468
IIP Operating Partnership LP, 5.50%, 5/25/26		230,000	236,924
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		20,000	21,172
			871,488
Food and Staples Retailing†
Tesco plc, MTN, 5.00%, 3/24/23	GBP	50,000	69,781
Food Products†
MHP SE, 7.75%, 5/10/24(5)		$51,000	46,571
Health Care Providers and Services — 0.4%
CHS / Community Health Systems, Inc., 8.00%, 12/15/27(5)		14,000	14,855
CHS / Community Health Systems, Inc., 6.875%, 4/1/28(5)		35,000	33,267
CVS Health Corp., 4.78%, 3/25/38		310,000	358,245
DaVita, Inc., 4.625%, 6/1/30(5)		370,000	360,513
Kaiser Foundation Hospitals, 3.00%, 6/1/51		130,000	126,064
Team Health Holdings, Inc., 6.375%, 2/1/25(5)		10,000	9,016
Tenet Healthcare Corp., 6.125%, 10/1/28(5)		310,000	311,550
Universal Health Services, Inc., 2.65%, 10/15/30(5)		420,000	402,085
			1,615,595
Hotels, Restaurants and Leisure — 0.1%
Golden Nugget, Inc., 6.75%, 10/15/24(5)		30,000	30,042
MGM Resorts International, 6.00%, 3/15/23		30,000	31,005
MGM Resorts International, 4.625%, 9/1/26		8,000	8,070
Penn National Gaming, Inc., 5.625%, 1/15/27(5)		35,000	35,790
Penn National Gaming, Inc., 4.125%, 7/1/29(5)		54,000	50,842
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(5)		50,000	49,314
			205,063
Household Durables†
Meritage Homes Corp., 5.125%, 6/6/27		40,000	42,879
Insurance — 0.1%
AXA SA, MTN, VRN, 3.375%, 7/6/47	EUR	200,000	247,190
Interactive Media and Services†
Tencent Holdings Ltd., 3.80%, 2/11/25(5)		$61,000	63,997
Internet and Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd., 2.80%, 6/6/23		140,000	142,280
Prosus NV, 3.68%, 1/21/30(5)		375,000	367,203
			509,483
IT Services†
International Business Machines Corp., 1.75%, 3/7/28	EUR	100,000	119,608
Media — 0.2%
CSC Holdings LLC, 7.50%, 4/1/28(5)		$230,000	238,192
DISH DBS Corp., 7.75%, 7/1/26		200,000	206,161
ViacomCBS, Inc., 4.375%, 3/15/43		120,000	127,510
WPP Finance 2013, MTN, 3.00%, 11/20/23	EUR	100,000	118,439
			690,302
25

	Shares/ Principal Amount	Value
Metals and Mining — 0.3%
Alcoa Nederland Holding BV, 4.125%, 3/31/29(5)	$200,000	$201,198
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(5)	330,000	322,489
Minera Mexico SA de CV, 4.50%, 1/26/50(5)	375,000	389,800
Teck Resources Ltd., 6.25%, 7/15/41	180,000	226,627
		1,140,114
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(5)	450,000	441,081
Multi-Utilities — 0.1%
Dominion Energy, Inc., 4.90%, 8/1/41	70,000	82,238
NiSource, Inc., 5.65%, 2/1/45	140,000	178,942
		261,180
Oil, Gas and Consumable Fuels — 0.4%
Antero Resources Corp., 7.625%, 2/1/29(5)	128,000	139,686
BP Capital Markets America, Inc., 3.06%, 6/17/41	130,000	123,281
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	25,000	25,214
Enbridge, Inc., 3.40%, 8/1/51	150,000	142,933
Enterprise Products Operating LLC, 4.85%, 3/15/44	220,000	249,869
Enterprise Products Operating LLC, 3.30%, 2/15/53	107,000	99,026
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(5)	375,000	357,637
Gazprom PJSC Via Gaz Capital SA, 6.51%, 3/7/22(5)	56,000	56,254
Gazprom PJSC Via Gaz Capital SA, 7.29%, 8/16/37(5)	56,000	68,685
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	130,000	163,933
MEG Energy Corp., 6.50%, 1/15/25(5)	7,000	7,105
MEG Energy Corp., 5.875%, 2/1/29(5)	160,000	162,863
Petroleos Mexicanos, 6.50%, 3/13/27	41,000	42,941
SM Energy Co., 5.00%, 1/15/24	25,000	25,039
Southwestern Energy Co., 5.95%, 1/23/25	5,000	5,294
		1,669,760
Pharmaceuticals — 0.1%
Bausch Health Cos., Inc., 6.125%, 4/15/25(5)	69,000	70,371
Viatris, Inc., 4.00%, 6/22/50	250,000	247,517
		317,888
Road and Rail†
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	16,000	18,698
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	100,000	113,284
		131,982
Software — 0.1%
Oracle Corp., 3.60%, 4/1/40	355,000	329,063
Specialty Retail — 0.1%
Home Depot, Inc. (The), 2.375%, 3/15/51	187,000	159,536
Rent-A-Center, Inc., 6.375%, 2/15/29(5)	110,000	113,204
		272,740
Technology Hardware, Storage and Peripherals — 0.1%
Seagate HDD Cayman, 3.125%, 7/15/29	215,000	199,762
Transportation Infrastructure — 0.2%
Adani Ports & Special Economic Zone Ltd., 4.00%, 7/30/27	375,000	379,955
DP World Crescent Ltd., MTN, 4.85%, 9/26/28	375,000	411,543
		791,498
26

	Shares/ Principal Amount	Value
Wireless Telecommunication Services — 0.1%
C&W Senior Financing DAC, 6.875%, 9/15/27(5)	$97,000	$101,214
Millicom International Cellular SA, 5.125%, 1/15/28(5)	91,800	93,181
Sprint Corp., 7.125%, 6/15/24	70,000	76,384
		270,779
TOTAL CORPORATE BONDS (Cost $23,917,585)		23,651,323
COLLATERALIZED LOAN OBLIGATIONS — 2.5%
Ares XL CLO Ltd., Series 2016-40A, Class CRR, VRN, 3.04%, (3-month LIBOR plus 2.80%), 1/15/29(5)	375,000	376,117
ARES XLVII CLO Ltd., Series 2018-47A, Class C, VRN, 1.99%, (3-month LIBOR plus 1.75%), 4/15/30(5)	150,000	150,501
Ares XXXIV CLO Ltd., Series 2015-2A, Class BR2, VRN, 1.84%, (3-month LIBOR plus 1.60%), 4/17/33(5)	550,000	550,138
Ares XXXIX CLO Ltd., Series 2016-39A, Class CR2, VRN, 2.29%, (3-month LIBOR plus 2.05%), 4/18/31(5)	425,000	425,425
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class CR3, VRN, 2.86%, (3-month LIBOR plus 2.60%), 4/22/32(5)	750,000	752,610
CarVal CLO III Ltd., Series 2019-2A, Class DR, VRN, 3.20%, (3-month LIBOR plus 2.95%), 7/20/32(5)	300,000	300,821
CIFC Funding Ltd., Series 2017-5A, Class B, VRN, 2.09%, (3-month LIBOR plus 1.85%), 11/16/30(5)	400,000	399,111
Cook Park CLO Ltd., Series 2018-1A, Class C, VRN, 1.99%, (3-month LIBOR plus 1.75%), 4/17/30(5)	750,000	748,127
Dewolf Park CLO Ltd., Series 2017-1A, Class CR, VRN, 2.09%, (3-month LIBOR plus 1.85%), 10/15/30(5)	250,000	249,461
Dryden CLO Ltd., Series 2021-87A, Class D, VRN, 3.11%, (3-month LIBOR plus 2.95%), 5/20/34(5)	300,000	300,235
Eaton Vance Clo Ltd., Series 2015-1A, Class CR, VRN, 2.15%, (3-month LIBOR plus 1.90%), 1/20/30(5)	250,000	249,399
Elmwood CLO IV Ltd., Series 2020-1A, Class C, VRN, 2.29%, (3-month LIBOR plus 2.05%), 4/15/33(5)	300,000	300,547
Elmwood CLO IV Ltd., Series 2020-1A, Class D, VRN, 3.39%, (3-month LIBOR plus 3.15%), 4/15/33(5)	150,000	150,187
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 1.37%, (3-month LIBOR plus 1.12%), 7/20/31(5)	250,000	250,005
KKR CLO Ltd., Series 2018, Class CR, VRN, 2.34%, (3-month LIBOR plus 2.10%), 7/18/30(5)	500,000	500,045
KKR CLO Ltd., Series 2022A, Class B, VRN, 1.85%, (3-month LIBOR plus 1.60%), 7/20/31(5)	450,000	449,751
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 1.74%, (3-month LIBOR plus 1.50%), 4/15/31(5)	400,000	398,850
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 2.36%, (3-month LIBOR plus 2.10%), 1/25/32(5)	350,000	350,508
Marathon Clo Ltd., Series 2021-17A, Class B1, VRN, 2.89%, (3-month LIBOR plus 2.68%), 1/20/35(5)	325,000	325,311
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 1.55%, (1-month LIBOR plus 1.45%), 10/16/36(5)	518,000	517,125
Neuberger Berman Loan Advisers CLO Ltd., Series 2018-30A, Class DR, VRN, 3.10%, (3-month LIBOR plus 2.85%), 1/20/31(5)	175,000	174,038
Neuberger Berman Loan Advisers CLO Ltd., Series 2019-34A, Class C1, VRN, 2.85%, (3-month LIBOR plus 2.60%), 1/20/33(5)	275,000	275,711
Palmer Square Loan Funding Ltd., Series 2022-1A, Class B, VRN, 2.05%, (3-month SOFR plus 2.00%), 4/15/30(5)(8)	225,000	225,002
Rockford Tower CLO Ltd., Series 2020-1A, Class C, VRN, 2.60%, (3-month LIBOR plus 2.35%), 1/20/32(5)	325,000	325,533
27

	Shares/ Principal Amount	Value
Sound Point CLO IX Ltd., Series 2015-2A, Class CRRR, VRN, 2.75%, (3-month LIBOR plus 2.50%), 7/20/32(5)	$550,000	$552,304
Symphony CLO XXII Ltd., Series 2020-22A, Class B, VRN, 1.94%, (3-month LIBOR plus 1.70%), 4/18/33(5)	500,000	500,303
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $9,779,900)		9,797,165
MUNICIPAL SECURITIES — 1.6%
Alaska Housing Finance Corp. Rev., VRDN, 0.11%, 2/7/22	400,000	400,000
Bay Area Toll Authority Rev., 6.92%, 4/1/40	105,000	153,784
Development Authority of Tift County Rev., (Heatcraft Refrigeration Products LLC), VRDN, 0.11%, 2/7/22 (LOC: Wells Fargo Bank N.A.)	500,000	500,000
Illinois Housing Development Authority Rev., VRDN, 0.11%, 2/7/22 (LOC: FHLB)(LIQ FAC: FHLB)	710,000	710,000
Massachusetts Educational Financing Authority, 0.20%, 3/10/22 (LOC: Royal Bank of Canada)	750,000	749,974
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	30,000	41,969
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	100,000	157,469
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	9,000	13,829
New York City GO, 6.27%, 12/1/37	40,000	55,072
New York State Housing Finance Agency Rev., VRDN, 0.10%, 2/7/22 (LOC: Bank of America N.A.)(LIQ FAC: Bank of America N.A.)	355,000	355,000
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	110,000	127,534
Pinal County Industrial Development Authority Rev., (Milky Way Dairy LLC), VRDN, 0.11%, 2/7/22 (LOC: Wells Fargo Bank N.A.)	550,000	550,000
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	65,644
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	125,000	129,872
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	150,000	195,305
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	180,000	244,347
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	75,000	100,367
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	105,000	125,248
State of California GO, 4.60%, 4/1/38	40,000	45,382
State of California GO, 7.55%, 4/1/39	30,000	48,112
State of California GO, 7.30%, 10/1/39	30,000	45,521
State of California GO, 7.60%, 11/1/40	65,000	107,328
State of Maryland GO, 2.65%, 3/15/22	200,000	200,565
State of Washington GO, 5.14%, 8/1/40	5,000	6,502
Tempe Industrial Development Authority Rev., (ASUF Brickyard LLC), VRDN, 0.17%, 2/7/22 (LOC: Bank of America N.A.)	120,000	120,000
Tennis for Charity, Inc. Rev., VRDN, 0.08%, 2/7/22 (LOC: JPMorgan Chase Bank N.A.)	1,205,000	1,205,000
TOTAL MUNICIPAL SECURITIES (Cost $6,080,680)		6,453,824
ASSET-BACKED SECURITIES — 0.9%
Blackbird Capital Aircraft, Series 2021-1A, Class A SEQ, 2.44%, 7/15/46(5)	314,844	307,151
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(5)	70,337	71,044
28

	Shares/ Principal Amount	Value
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 8/17/37(5)	$400,000	$389,921
FirstKey Homes Trust, Series 2020-SFR2, Class E, 2.67%, 10/19/37(5)	1,300,000	1,278,520
Lunar Aircarft Ltd., Series 2020-1A, Class A SEQ, 3.38%, 2/15/45(5)	515,585	494,089
MAPS Trust, Series 2021-1A, Class A SEQ, 2.52%, 6/15/46(5)	931,223	910,770
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(5)	121,690	121,566
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(5)	179,284	180,559
TOTAL ASSET-BACKED SECURITIES (Cost $3,844,407)		3,753,620
PREFERRED STOCKS — 0.6%
Automobiles — 0.1%
Volkswagen International Finance NV, 3.875%	300,000	351,520
Diversified Telecommunication Services†
Telefonica Europe BV, 5.875%	100,000	122,085
Electric Utilities — 0.1%
Electricite de France SA, 3.375%	200,000	219,018
Insurance — 0.2%
Allianz SE, 2.625%	200,000	214,125
Allianz SE, 3.375%	200,000	239,161
Credit Agricole Assurances SA, 4.25%	100,000	121,351
Intesa Sanpaolo Vita SpA, 4.75%	200,000	239,520
		814,157
Oil, Gas and Consumable Fuels — 0.1%
Eni SpA, 3.375%	300,000	342,933
Trading Companies and Distributors — 0.1%
Aircastle Ltd., 5.25%(5)	365,000	365,000
TOTAL PREFERRED STOCKS (Cost $2,440,119)		2,214,713
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
Private Sponsor Collateralized Mortgage Obligations — 0.4%
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 1.95%, 8/25/34	$75,722	77,739
COLT Mortgage Loan Trust, Series 2021-3, Class M1, VRN, 2.30%, 9/27/66(5)	700,000	683,672
JP Morgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.87%, 10/25/29(5)	70,059	70,598
Radnor RE Ltd., Series 2021-1, Class M1B, VRN, 1.75%, (30-day average SOFR plus 1.70%), 12/27/33(5)	600,000	598,446
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(5)	16,532	16,613
		1,447,068
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FHLMC, Series 5123, Class HI, IO, 5.00%, 1/25/42	455,603	80,399
FNMA, Series 2014-C02, Class 2M2, VRN, 2.71%, (1-month LIBOR plus 2.60%), 5/25/24	173,534	176,056
FNMA, Series 2015-C04, Class 1M2, VRN, 5.81%, (1-month LIBOR plus 5.70%), 4/25/28	170,515	179,825
		436,280
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,862,432)		1,883,348
29

	Shares/ Principal Amount	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.2%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities†
FHLMC, VRN, 2.14%, (12-month LIBOR plus 1.87%), 7/1/36	$4,362	$4,579
FHLMC, VRN, 2.20%, (1-year H15T1Y plus 2.14%), 10/1/36	13,290	14,089
FHLMC, VRN, 2.35%, (1-year H15T1Y plus 2.26%), 4/1/37	42,430	44,715
FHLMC, VRN, 2.11%, (12-month LIBOR plus 1.86%), 7/1/41	26,343	27,651
FNMA, VRN, 1.73%, (6-month LIBOR plus 1.57%), 6/1/35	24,809	25,807
FNMA, VRN, 1.77%, (6-month LIBOR plus 1.57%), 6/1/35	20,018	20,821
FNMA, VRN, 1.68%, (6-month LIBOR plus 1.54%), 9/1/35	3,840	3,994
FNMA, VRN, 2.22%, (1-year H15T1Y plus 2.16%), 3/1/38	32,157	34,034
		175,690
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.2%
FHLMC, 6.00%, 2/1/38	62,527	72,019
FNMA, 3.50%, 3/1/34	55,454	58,137
GNMA, 2.50%, TBA	26,000	26,164
GNMA, 7.00%, 1/15/24	156	161
GNMA, 8.00%, 7/15/24	1,694	1,720
GNMA, 8.00%, 9/15/24	560	562
GNMA, 9.00%, 4/20/25	279	297
GNMA, 7.00%, 9/15/25	2,504	2,513
GNMA, 7.50%, 10/15/25	2,034	2,062
GNMA, 7.50%, 2/15/26	4,185	4,466
GNMA, 8.25%, 7/15/26	12,514	12,693
GNMA, 7.00%, 12/15/27	9,284	9,318
GNMA, 6.50%, 2/15/28	1,411	1,542
GNMA, 6.50%, 3/15/28	5,975	6,578
GNMA, 6.50%, 4/15/28	302	330
GNMA, 6.00%, 10/15/28	7,462	8,196
GNMA, 7.00%, 5/15/31	3,051	3,459
GNMA, 5.50%, 11/15/32	17,138	19,525
GNMA, 6.50%, 10/15/38	269,377	318,611
GNMA, 4.50%, 6/15/41	88,983	101,185
GNMA, 3.50%, 6/20/42	125,388	133,704
		783,242
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $894,089)		958,932
EXCHANGE-TRADED FUNDS — 0.1%
iShares MSCI EAFE Small-Cap ETF(3)	57	3,913
iShares MSCI EAFE Value ETF	3,637	187,087
iShares Russell Mid-Cap Value ETF	2,855	334,035
TOTAL EXCHANGE-TRADED FUNDS (Cost $521,885)		525,035
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.1%
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class B, VRN, 1.71%, (1-month LIBOR plus 1.60%), 7/25/36(5) (Cost $300,224)	$300,000	297,743
SHORT-TERM INVESTMENTS — 10.3%
Certificates of Deposit — 1.0%
Nordea Bank Abp, 0.19%, 6/24/22	2,050,000	2,048,367
30

	Shares/ Principal Amount	Value
Svenska Handelsbanken AB, 0.23%, 5/10/22	$1,800,000	$1,799,953
		3,848,320
Commercial Paper(9) — 4.9%
Alinghi Funding Co. LLC, 0.19%, 3/9/22(5)	250,000	249,957
Alinghi Funding Co. LLC, 0.23%, 5/24/22 (LOC: UBS AG)(5)	750,000	749,240
Bank of Nova Scotia, 0.21%, 9/20/22(5)	950,000	945,947
Canadian Imperial Bank of Commerce, 0.22%, 11/4/22(5)	2,160,000	2,151,620
Commonwealth Bank of Australia, 0.18%, 4/19/22(5)	2,950,000	2,948,805
Credit Industriel et Commercial, 0.14%, 3/31/22	650,000	649,941
ING U.S. Funding LLC, 0.24%, 4/20/22(5)	770,000	769,652
Ionic Capital II Trust, 0.26%, 3/24/22 (LOC: Citibank N.A.)(5)	1,070,000	1,069,709
LMA-Americas LLC, 0.22%, 3/18/22(5)	890,000	889,809
Regatta Funding Co. LLC, 0.29%, 3/21/22(5)	2,000,000	1,999,970
Regatta Funding Co. LLC, 0.27%, 4/4/22(5)	1,780,000	1,780,000
Ridgefield Funding Co. LLC, 0.16%, 2/9/22 (LOC: BNP Paribas)(5)	300,000	299,994
Svenska Handelsbanken AB, 0.35%, 11/1/22(5)	1,640,000	1,631,350
Toronto-Dominion Bank (The), 0.23%, 4/11/22(5)	3,410,000	3,408,992
		19,544,986
Money Market Funds — 4.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	17,215,249	17,215,249
State Street Navigator Securities Lending Government Money Market Portfolio(10)	205,200	205,200
		17,420,449
Treasury Bills†
U.S. Treasury Bills, 0.17%, 4/21/22(9)	$185,000	184,935
TOTAL SHORT-TERM INVESTMENTS (Cost $41,015,776)		40,998,690
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $350,335,691)		400,374,816
OTHER ASSETS AND LIABILITIES — (0.3)%		(1,107,251)
TOTAL NET ASSETS — 100.0%		$399,267,565
31

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,065,768	USD	762,804	Bank of America N.A.	3/16/22	$(9,111)
USD	863,103	AUD	1,203,300	Bank of America N.A.	3/16/22	12,149
CAD	302,000	USD	233,649	Bank of America N.A.	3/16/22	3,918
CAD	6,069	USD	4,694	UBS AG	3/31/22	80
CAD	8,719	USD	6,926	UBS AG	3/31/22	(68)
CAD	9,568	USD	7,589	UBS AG	3/31/22	(63)
USD	4,419,760	CAD	5,620,742	Bank of America N.A.	3/16/22	(1,757)
USD	5,657	CAD	7,078	UBS AG	3/31/22	89
USD	167,985	CAD	217,319	UBS AG	3/31/22	(2,959)
USD	3,938	CAD	5,066	UBS AG	3/31/22	(47)
USD	8,381	CAD	10,744	UBS AG	3/31/22	(70)
USD	44,152	CAD	56,146	UBS AG	3/31/22	(13)
USD	6,818	CAD	8,675	UBS AG	3/31/22	(7)
USD	236,653	CHF	218,588	Morgan Stanley	3/16/22	489
USD	5,477,443	CNY	34,976,210	Morgan Stanley	3/16/22	3,808
USD	1,023,219	DKK	6,705,338	UBS AG	3/16/22	9,843
EUR	95,000	USD	108,452	JPMorgan Chase Bank N.A.	3/16/22	(1,625)
EUR	3,209	USD	3,623	Credit Suisse AG	3/31/22	(13)
EUR	5,328	USD	6,051	Credit Suisse AG	3/31/22	(58)
EUR	7,446	USD	8,471	Credit Suisse AG	3/31/22	(94)
EUR	21,192	USD	24,321	Credit Suisse AG	3/31/22	(481)
EUR	4,237	USD	4,843	Credit Suisse AG	3/31/22	(76)
EUR	8,475	USD	9,587	Credit Suisse AG	3/31/22	(54)
EUR	21,947	USD	24,827	Credit Suisse AG	3/31/22	(139)
EUR	3,291	USD	3,730	Goldman Sachs & Co.	3/31/22	(27)
EUR	4,690	USD	5,336	UBS AG	3/31/22	(60)
EUR	3,888	USD	4,367	UBS AG	3/31/22	6
USD	3,836,947	EUR	3,390,227	JPMorgan Chase Bank N.A.	3/16/22	24,666
USD	914,126	EUR	804,710	JPMorgan Chase Bank N.A.	3/16/22	9,236
USD	20,948	EUR	18,427	Credit Suisse AG	3/31/22	219
USD	44,743	EUR	39,388	Credit Suisse AG	3/31/22	434
USD	19,655	EUR	17,322	Credit Suisse AG	3/31/22	169
USD	594,890	EUR	525,359	Credit Suisse AG	3/31/22	3,896
USD	157,410	EUR	139,012	Credit Suisse AG	3/31/22	1,031
USD	5,555	EUR	4,896	Credit Suisse AG	3/31/22	48
USD	18,405	EUR	16,205	Credit Suisse AG	3/31/22	176
USD	5,666	EUR	4,937	Credit Suisse AG	3/31/22	112
USD	19,536	EUR	17,239	Goldman Sachs & Co.	3/31/22	144
USD	5,413	EUR	4,772	UBS AG	3/31/22	45
USD	3,879	EUR	3,394	UBS AG	3/31/22	61
GBP	355,617	USD	470,271	Bank of America N.A.	3/16/22	7,876
GBP	15,795	USD	21,333	JPMorgan Chase Bank N.A.	3/31/22	(97)
USD	476,855	GBP	360,650	JPMorgan Chase Bank N.A.	3/31/22	(8,023)
USD	12,119	GBP	8,990	JPMorgan Chase Bank N.A.	3/31/22	33
USD	13,413	GBP	9,851	JPMorgan Chase Bank N.A.	3/31/22	168
JPY	818,122	USD	7,203	Bank of America N.A.	3/31/22	(89)
JPY	1,024,162	USD	8,969	Bank of America N.A.	3/31/22	(64)
USD	3,692,020	JPY	419,191,989	Bank of America N.A.	3/16/22	47,943
USD	195,925	JPY	22,231,126	Bank of America N.A.	3/31/22	2,628
USD	4,575	JPY	522,858	Bank of America N.A.	3/31/22	29
32

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,941	JPY	566,463	Bank of America N.A.	3/31/22	$15
USD	5,963	JPY	690,057	Bank of America N.A.	3/31/22	(37)
KRW	519,084,252	USD	440,070	Goldman Sachs & Co.	3/16/22	(9,984)
USD	288,950	MXN	6,181,480	JPMorgan Chase Bank N.A.	3/16/22	(8,583)
NOK	44,831	USD	5,099	UBS AG	3/31/22	(64)
NOK	30,600	USD	3,402	UBS AG	3/31/22	35
NOK	47,817	USD	5,349	UBS AG	3/31/22	22
USD	142,526	NOK	1,290,186	UBS AG	3/31/22	(2,392)
USD	4,295	NOK	37,911	UBS AG	3/31/22	37
SEK	1,442,912	USD	159,121	UBS AG	3/16/22	(4,316)
USD	314,575	THB	10,560,588	Goldman Sachs & Co.	3/16/22	(2,564)
						$76,470

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bobl 5-Year Bonds	27	March 2022	$4,011,257	$(54,340)
Korean Treasury 10-Year Bonds	7	March 2022	701,103	(24,806)
U.K. Gilt 10-Year Bonds	14	March 2022	2,296,335	(60,650)
U.S. Treasury 2-Year Notes	43	March 2022	9,316,219	(72,310)
U.S. Treasury 5-Year Notes	35	March 2022	4,172,109	(44,143)
U.S. Treasury Ultra Bonds	35	March 2022	6,612,813	(143,623)
			$27,109,836	$(399,872)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	108	March 2022	$13,820,625	$(5,904)
^Amount represents value and unrealized appreciation (depreciation).

33

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan
CPI	-	Consumer Price Index
CVA	-	Certificaten Van Aandelen
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IDR	-	Indonesian Rupiah
IO	-	Interest Only
JPY	-	Japanese Yen
KRW	-	South Korean Won
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
SOFR	-	Secured Overnight Financing Rate
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
THB	-	Thai Baht
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $446,880. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
34

(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts and/or futures contracts. At the period end, the aggregate value of securities pledged was $326,342.
(5)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $44,956,733, which represented 11.3% of total net assets.
(6)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(7)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $3,000,000, which represented 0.8% of total net assets.
(8)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(9)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(10)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $481,849, which includes securities collateral of $276,649.

See Notes to Financial Statements.
35

Statement of Assets and Liabilities

JANUARY 31, 2022 (UNAUDITED)
Assets
Investment securities - unaffiliated, at value (cost of $233,485,886) — including $446,880 of securities on loan	$257,547,212
Investment securities - affiliated, at value (cost of $116,644,605)	142,622,404
Investment made with cash collateral received for securities on loan, at value (cost of $205,200)	205,200
Total investment securities, at value (cost of $350,335,691)	400,374,816
Cash	1,958
Foreign currency holdings, at value (cost of $8,702)	8,054
Foreign deposits with broker for futures contracts, at value (cost of $60,710)	58,197
Receivable for investments sold	857,045
Receivable for capital shares sold	213,857
Unrealized appreciation on forward foreign currency exchange contracts	129,405
Interest and dividends receivable	712,506
Securities lending receivable	142
402,355,980

Liabilities
Payable for collateral received for securities on loan	205,200
Payable for investments purchased	1,550,178
Payable for capital shares redeemed	983,865
Payable for variation margin on futures contracts	49,823
Unrealized depreciation on forward foreign currency exchange contracts	52,935
Accrued management fees	211,329
Distribution and service fees payable	33,742
Accrued foreign taxes	1,343
3,088,415

Net Assets	$399,267,565

Net Assets Consist of:
Capital (par value and paid-in surplus)	$342,353,896
Distributable earnings	56,913,669
$399,267,565

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$158,704,831	27,381,358	$5.80
I Class, $0.01 Par Value	$35,214,477	6,072,784	$5.80
A Class, $0.01 Par Value	$87,025,047	15,032,092	$5.79*
C Class, $0.01 Par Value	$10,969,485	1,940,993	$5.65
R Class, $0.01 Par Value	$11,064,293	1,917,139	$5.77
R5 Class, $0.01 Par Value	$8,323	1,433	$5.81
R6 Class, $0.01 Par Value	$96,281,109	16,602,316	$5.80
*Maximum offering price $6.14 (net asset value divided by 0.9425).

See Notes to Financial Statements.
36

Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Interest (net of foreign taxes withheld of $1,547)	$2,873,127
Income distributions from affiliated funds	1,474,128
Dividends (net of foreign taxes withheld of $16,895)	747,812
Securities lending, net	2,549
5,097,616

Expenses:
Management fees	1,966,397
Distribution and service fees:
A Class	113,910
C Class	60,400
R Class	29,562
Directors' fees and expenses	5,338
Other expenses	8,551
2,184,158
Fees waived(1)	(621,772)
1,562,386

Net investment income (loss)	3,535,230

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (including $4,262,450 from affiliated funds)	13,856,680
Forward foreign currency exchange contract transactions	552,856
Futures contract transactions	242,744
Foreign currency translation transactions	(10,011)
14,642,269

Change in net unrealized appreciation (depreciation) on:
Investments (including $(8,281,811) from affiliated funds and (increase) decrease in accrued foreign taxes of $339)	(24,939,467)
Forward foreign currency exchange contracts	(72,509)
Futures contracts	(505,594)
Translation of assets and liabilities in foreign currencies	(12,067)
(25,529,637)

Net realized and unrealized gain (loss)	(10,887,368)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(7,352,138)
(1)Amount consists of $235,491, $52,803, $128,977, $17,098, $16,735, $33,895 and $136,773 for Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively.

See Notes to Financial Statements.
37

Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2022 (UNAUDITED) AND YEAR ENDED JULY 31, 2021
Increase (Decrease) in Net Assets	January 31, 2022	July 31, 2021
Operations
Net investment income (loss)	$3,535,230	$5,802,115
Net realized gain (loss)	14,642,269	26,222,762
Change in net unrealized appreciation (depreciation)	(25,529,637)	37,278,146
Net increase (decrease) in net assets resulting from operations	(7,352,138)	69,303,023

Distributions to Shareholders
From earnings:
Investor Class	(12,548,894)	(6,695,769)
I Class	(2,805,870)	(1,438,166)
A Class	(6,746,123)	(3,455,974)
C Class	(906,265)	(541,627)
R Class	(850,884)	(459,461)
R5 Class	(251,870)	(1,614,113)
R6 Class	(7,634,549)	(3,762,974)
Decrease in net assets from distributions	(31,744,455)	(17,968,084)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(13,686,094)	15,524,665

Net increase (decrease) in net assets	(52,782,687)	66,859,604

Net Assets
Beginning of period	452,050,252	385,190,648
End of period	$399,267,565	$452,050,252

See Notes to Financial Statements.
38

Notes to Financial Statements

JANUARY 31, 2022 (UNAUDITED)

1. Organization

American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Strategic Allocation: Conservative Fund (the fund) is one fund in a series issued by the corporation. The fund may invest in varying combinations of other affiliated investment companies such as mutual funds and exchange-traded funds advised by American Century Investments (affiliated funds). The fund will assume the risks associated with the affiliated funds. The fund is an asset allocation fund and its investment objective is to seek the highest level of total return consistent with its asset mix.

The fund offers the Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

39

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Hybrid securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Income and capital gain distributions, if any, from the affiliated funds are recorded as of the ex-dividend date. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

40

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.
Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.
41

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of January 31, 2022.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$201,177	—	—	—	$201,177
Exchange-Traded Funds	4,023	—	—	—	4,023
Total Borrowings	$205,200	—	—	—	$205,200
Gross amount of recognized liabilities for securities lending transactions					$205,200
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the affiliated funds.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The investment advisor will waive the portion of the fund's management fee equal to the expenses attributable to the management fees of the funds advised by American Century Investments in which the fund invests. The amount of this waiver will fluctuate depending on the fund's daily allocation to such funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Directors. During the period ended January 31, 2022, the investment advisor agreed to waive an additional 0.18% of the fund's management fee. The investment advisor expects this waiver to continue until November 30, 2022 and cannot terminate it prior to such date without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended January 31, 2022 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
		Before Waiver	After Waiver
Investor Class	0.80% to 1.00%	1.00%	0.72%
I Class	0.60% to 0.80%	0.80%	0.52%
A Class	0.80% to 1.00%	1.00%	0.72%
C Class	0.80% to 1.00%	1.00%	0.72%
R Class	0.80% to 1.00%	1.00%	0.72%
R5 Class	0.60% to 0.80%	0.80%	0.52%
R6 Class	0.45% to 0.65%	0.65%	0.37%

42

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended January 31, 2022 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $22,262 and $220,983, respectively. The effect of interfund transactions on the Statement of Operations was $34,844 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended January 31, 2022 totaled $88,700,190, of which $2,335,428 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended January 31, 2022 totaled $131,351,120, of which $35,940,179 represented U.S. Treasury and Government Agency obligations.

43

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended January 31, 2022		Year ended July 31, 2021
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	500,000,000		500,000,000
Sold	1,474,402	$9,089,809	4,004,568	$24,144,889
Issued in reinvestment of distributions	2,033,050	12,242,460	1,081,604	6,467,181
Redeemed	(2,292,763)	(14,254,251)	(4,468,193)	(27,002,114)
	1,214,689	7,078,018	617,979	3,609,956
I Class/Shares Authorized	120,000,000		120,000,000
Sold	1,290,794	8,082,773	1,905,056	11,566,663
Issued in reinvestment of distributions	465,770	2,805,510	240,061	1,437,511
Redeemed	(1,634,113)	(10,211,291)	(1,143,757)	(6,862,440)
	122,451	676,992	1,001,360	6,141,734
A Class/Shares Authorized	270,000,000		270,000,000
Sold	1,173,709	7,369,065	3,091,189	18,624,543
Issued in reinvestment of distributions	1,109,203	6,666,986	568,940	3,397,027
Redeemed	(1,658,734)	(10,449,427)	(3,075,861)	(18,625,515)
	624,178	3,586,624	584,268	3,396,055
C Class/Shares Authorized	70,000,000		70,000,000
Sold	453,463	2,828,270	400,624	2,346,781
Issued in reinvestment of distributions	154,001	902,970	92,490	540,053
Redeemed	(572,605)	(3,433,590)	(1,271,056)	(7,510,076)
	34,859	297,650	(777,942)	(4,623,242)
R Class/Shares Authorized	50,000,000		50,000,000
Sold	186,478	1,166,684	390,576	2,359,899
Issued in reinvestment of distributions	141,840	849,572	76,980	458,694
Redeemed	(259,314)	(1,618,682)	(534,155)	(3,272,842)
	69,004	397,574	(66,599)	(454,249)
R5 Class/Shares Authorized	150,000,000		150,000,000
Sold	103,278	664,408	480,848	2,913,012
Issued in reinvestment of distributions	39,984	251,870	269,380	1,614,113
Redeemed	(6,158,876)	(39,840,650)	(819,442)	(4,902,813)
	(6,015,614)	(38,924,372)	(69,214)	(375,688)
R6 Class/Shares Authorized	235,000,000		235,000,000
Sold	2,060,150	12,930,415	3,111,443	19,058,432
Issued in reinvestment of distributions	1,267,445	7,634,549	628,858	3,762,974
Redeemed	(1,183,186)	(7,363,544)	(2,484,704)	(14,991,307)
	2,144,409	13,201,420	1,255,597	7,830,099
Net increase (decrease)	(1,806,024)	$(13,686,094)	2,545,449	$15,524,665

44

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Affiliated Funds	$142,622,404	—	—
Common Stocks	57,988,826	$17,321,808	—
U.S. Treasury Securities	—	55,777,111	—
Sovereign Governments and Agencies	—	36,130,274	—
Corporate Bonds	—	23,651,323	—
Collateralized Loan Obligations	—	9,797,165	—
Municipal Securities	—	6,453,824	—
Asset-Backed Securities	—	3,753,620	—
Preferred Stocks	—	2,214,713	—
Collateralized Mortgage Obligations	—	1,883,348	—
U.S. Government Agency Mortgage-Backed Securities	—	958,932	—
Exchange-Traded Funds	525,035	—	—
Commercial Mortgage-Backed Securities	—	297,743	—
Short-Term Investments	17,420,449	23,578,241	—
	$218,556,714	$181,818,102	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$129,405	—

Liabilities
Other Financial Instruments
Futures Contracts	$265,980	$139,796	—
Forward Foreign Currency Exchange Contracts	—	52,935	—
	$265,980	$192,731	—

45

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $27,614,459.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $27,578,399 futures contracts purchased and $6,304,469 futures contracts sold.

Value of Derivative Instruments as of January 31, 2022

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$129,405	Unrealized depreciation on forward foreign currency exchange contracts	$52,935
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	49,823
		$129,405		$102,758
*Included in the unrealized appreciation (depreciation) on futures contracts, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended January 31, 2022

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	$552,856	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	$(72,509)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	242,744	Change in net unrealized appreciation (depreciation) on futures contracts	(505,594)
		$795,600		$(578,103)
46

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. Financial institutions have started the process of phasing out LIBOR and the transition process to a replacement rate may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments or a change in the cost of temporary borrowing for the fund.
There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$351,706,811
Gross tax appreciation of investments	$53,657,306
Gross tax depreciation of investments	(4,989,301)
Net tax appreciation (depreciation) of investments	$48,668,005

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

10. Investments in Affiliated Funds

The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets.

47

11. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended January 31, 2022 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$20,574	—	—	$(791)	$19,783	389	—	$159
American Century Emerging Markets Bond ETF	—	$4,406	—	(281)	4,125	88	—	77
American Century Focused Dynamic Growth ETF(3)	4,660	3,542	$613	(1,115)	6,474	91	$(18)	—
American Century Focused Large Cap Value ETF	13,405	259	5,886	(381)	7,397	122	325	263
American Century Multisector Income ETF	—	17,647	—	(563)	17,084	352	—	237
American Century Quality Diversified International ETF	9,959	2,783	1,080	(822)	10,840	224	(8)	124
American Century STOXX U.S. Quality Growth ETF	17,377	4,895	2,655	(2,004)	17,613	258	963	30
American Century STOXX U.S. Quality Value ETF	29,240	816	8,328	(1,516)	20,212	395	1,785	208
Avantis International Equity ETF	11,048	2,623	1,098	(430)	12,143	197	(19)	167
Avantis International Small Cap Value ETF	2,387	53	261	(149)	2,030	32	63	30
Avantis U.S. Equity ETF	21,279	72	1,881	(533)	18,937	248	1,076	133
Avantis U.S. Small Cap Value ETF	6,430	45	794	303	5,984	77	95	46
	$136,359	$37,141	$22,596	$(8,282)	$142,622	2,473	$4,262	$1,474
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2022(3)	$6.39	0.05	(0.15)	(0.10)	(0.06)	(0.43)	(0.49)	$5.80	(1.83)%	0.72%(4)	1.00%(4)	1.60%(4)	1.32%(4)	23%	$158,705
2021	$5.65	0.08	0.92	1.00	(0.07)	(0.19)	(0.26)	$6.39	18.09%	0.76%	1.00%	1.38%	1.14%	57%	$167,285
2020	$5.67	0.06	0.37	0.43	(0.07)	(0.38)	(0.45)	$5.65	7.89%	0.85%	1.01%	1.09%	0.93%	87%	$144,395
2019	$5.83	0.09	0.14	0.23	(0.10)	(0.29)	(0.39)	$5.67	4.55%	1.00%	1.01%	1.58%	1.57%	65%	$161,655
2018(5)	$6.06	0.06	0.05	0.11	(0.06)	(0.28)	(0.34)	$5.83	2.01%	1.00%(4)	1.00%(4)	1.51%(4)	1.51%(4)	53%	$179,992
2017	$5.62	0.07	0.54	0.61	(0.08)	(0.09)	(0.17)	$6.06	11.02%	1.01%	1.01%	1.28%	1.28%	78%	$246,975
2016	$5.83	0.07	0.09	0.16	(0.05)	(0.32)	(0.37)	$5.62	2.96%	1.00%	1.00%	1.21%	1.21%	87%	$245,726
I Class
2022(3)	$6.40	0.06	(0.17)	(0.11)	(0.06)	(0.43)	(0.49)	$5.80	(1.89)%	0.52%(4)	0.80%(4)	1.80%(4)	1.52%(4)	23%	$35,214
2021	$5.65	0.10	0.93	1.03	(0.09)	(0.19)	(0.28)	$6.40	18.51%	0.56%	0.80%	1.58%	1.34%	57%	$38,058
2020	$5.67	0.07	0.37	0.44	(0.08)	(0.38)	(0.46)	$5.65	8.11%	0.65%	0.81%	1.29%	1.13%	87%	$27,985
2019	$5.84	0.10	0.13	0.23	(0.11)	(0.29)	(0.40)	$5.67	4.57%	0.80%	0.81%	1.78%	1.77%	65%	$29,248
2018(5)	$6.06	0.07	0.06	0.13	(0.07)	(0.28)	(0.35)	$5.84	2.33%	0.80%(4)	0.80%(4)	1.71%(4)	1.71%(4)	53%	$44,101
2017	$5.63	0.09	0.52	0.61	(0.09)	(0.09)	(0.18)	$6.06	11.05%	0.81%	0.81%	1.48%	1.48%	78%	$46,536
2016	$5.84	0.08	0.10	0.18	(0.07)	(0.32)	(0.39)	$5.63	3.27%	0.80%	0.80%	1.41%	1.41%	87%	$76,532

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2022(3)	$6.39	0.04	(0.16)	(0.12)	(0.05)	(0.43)	(0.48)	$5.79	(2.12)%	0.97%(4)	1.25%(4)	1.35%(4)	1.07%(4)	23%	$87,025
2021	$5.65	0.07	0.92	0.99	(0.06)	(0.19)	(0.25)	$6.39	17.79%	1.01%	1.25%	1.13%	0.89%	57%	$92,011
2020	$5.67	0.05	0.36	0.41	(0.05)	(0.38)	(0.43)	$5.65	7.62%	1.10%	1.26%	0.84%	0.68%	87%	$78,047
2019	$5.83	0.07	0.14	0.21	(0.08)	(0.29)	(0.37)	$5.67	4.29%	1.25%	1.26%	1.33%	1.32%	65%	$86,822
2018(5)	$6.05	0.05	0.06	0.11	(0.05)	(0.28)	(0.33)	$5.83	1.99%	1.25%(4)	1.25%(4)	1.26%(4)	1.26%(4)	53%	$113,865
2017	$5.62	0.06	0.52	0.58	(0.06)	(0.09)	(0.15)	$6.05	10.56%	1.26%	1.26%	1.03%	1.03%	78%	$117,230
2016	$5.81	0.05	0.11	0.16	(0.03)	(0.32)	(0.35)	$5.62	2.94%	1.25%	1.25%	0.96%	0.96%	87%	$137,168
C Class
2022(3)	$6.24	0.02	(0.16)	(0.14)	(0.02)	(0.43)	(0.45)	$5.65	(2.40)%	1.72%(4)	2.00%(4)	0.60%(4)	0.32%(4)	23%	$10,969
2021	$5.53	0.02	0.90	0.92	(0.02)	(0.19)	(0.21)	$6.24	16.90%	1.76%	2.00%	0.38%	0.14%	57%	$11,902
2020	$5.57	0.01	0.35	0.36	(0.02)	(0.38)	(0.40)	$5.53	6.78%	1.85%	2.01%	0.09%	(0.07)%	87%	$14,851
2019	$5.74	0.03	0.14	0.17	(0.05)	(0.29)	(0.34)	$5.57	3.43%	2.00%	2.01%	0.58%	0.57%	65%	$17,705
2018(5)	$5.96	0.02	0.07	0.09	(0.03)	(0.28)	(0.31)	$5.74	1.58%	2.00%(4)	2.00%(4)	0.51%(4)	0.51%(4)	53%	$26,867
2017	$5.54	0.02	0.51	0.53	(0.02)	(0.09)	(0.11)	$5.96	9.77%	2.01%	2.01%	0.28%	0.28%	78%	$32,110
2016	$5.75	0.01	0.10	0.11	—	(0.32)	(0.32)	$5.54	2.06%	2.00%	2.00%	0.21%	0.21%	87%	$37,188

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2022(3)	$6.37	0.03	(0.16)	(0.13)	(0.04)	(0.43)	(0.47)	$5.77	(2.25)%	1.22%(4)	1.50%(4)	1.10%(4)	0.82%(4)	23%	$11,064
2021	$5.63	0.05	0.93	0.98	(0.05)	(0.19)	(0.24)	$6.37	17.59%	1.26%	1.50%	0.88%	0.64%	57%	$11,768
2020	$5.65	0.03	0.37	0.40	(0.04)	(0.38)	(0.42)	$5.63	7.37%	1.35%	1.51%	0.59%	0.43%	87%	$10,783
2019	$5.82	0.06	0.13	0.19	(0.07)	(0.29)	(0.36)	$5.65	3.86%	1.50%	1.51%	1.08%	1.07%	65%	$10,314
2018(5)	$6.04	0.04	0.06	0.10	(0.04)	(0.28)	(0.32)	$5.82	1.83%	1.50%(4)	1.50%(4)	1.01%(4)	1.01%(4)	53%	$10,960
2017	$5.61	0.05	0.52	0.57	(0.05)	(0.09)	(0.14)	$6.04	10.31%	1.51%	1.51%	0.78%	0.78%	78%	$15,004
2016	$5.80	0.04	0.10	0.14	(0.01)	(0.32)	(0.33)	$5.61	2.59%	1.50%	1.50%	0.71%	0.71%	87%	$15,398
R5 Class
2022(3)	$6.41	0.05	(0.16)	(0.11)	(0.06)	(0.43)	(0.49)	$5.81	(1.88)%	0.52%(4)	0.80%(4)	1.80%(4)	1.52%(4)	23%	$8
2021	$5.66	0.10	0.93	1.03	(0.09)	(0.19)	(0.28)	$6.41	18.48%	0.56%	0.80%	1.58%	1.34%	57%	$38,543
2020	$5.68	0.07	0.37	0.44	(0.08)	(0.38)	(0.46)	$5.66	8.10%	0.65%	0.81%	1.29%	1.13%	87%	$34,465
2019	$5.85	0.10	0.13	0.23	(0.11)	(0.29)	(0.40)	$5.68	4.75%	0.80%	0.81%	1.78%	1.77%	65%	$36,866
2018(5)	$6.07	0.08	0.05	0.13	(0.07)	(0.28)	(0.35)	$5.85	2.15%	0.80%(4)	0.80%(4)	1.71%(4)	1.71%(4)	53%	$34,766
2017(6)	$5.73	0.06	0.33	0.39	(0.05)	—	(0.05)	$6.07	6.80%	0.81%(4)	0.81%(4)	1.60%(4)	1.60%(4)	78%(7)	$5

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2022(3)	$6.40	0.06	(0.16)	(0.10)	(0.07)	(0.43)	(0.50)	$5.80	(1.81)%	0.37%(4)	0.65%(4)	1.95%(4)	1.67%(4)	23%	$96,281
2021	$5.66	0.10	0.93	1.03	(0.10)	(0.19)	(0.29)	$6.40	18.48%	0.41%	0.65%	1.73%	1.49%	57%	$92,483
2020	$5.68	0.08	0.37	0.45	(0.09)	(0.38)	(0.47)	$5.66	8.28%	0.50%	0.66%	1.44%	1.28%	87%	$74,665
2019	$5.84	0.11	0.14	0.25	(0.12)	(0.29)	(0.41)	$5.68	4.91%	0.65%	0.66%	1.93%	1.92%	65%	$69,846
2018(5)	$6.06	0.07	0.07	0.14	(0.08)	(0.28)	(0.36)	$5.84	2.44%	0.65%(4)	0.65%(4)	1.86%(4)	1.86%(4)	53%	$76,077
2017	$5.63	0.10	0.52	0.62	(0.10)	(0.09)	(0.19)	$6.06	11.21%	0.66%	0.66%	1.63%	1.63%	78%	$63,151
2016	$5.84	0.09	0.10	0.19	(0.08)	(0.32)	(0.40)	$5.63	3.50%	0.65%	0.65%	1.56%	1.56%	87%	$20,398

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2022 (unaudited).
(4)Annualized.
(5)December 1, 2017 through July 31, 2018. The fund's fiscal year end was changed from November 30 to July 31, resulting in an eight-month annual reporting period. For the years before July 31, 2018, the fund's fiscal year end was November 30.
(6)April 10, 2017 (commencement of sale) through November 30, 2017.
(7)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. These portfolio holdings are available on the fund's website at
americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Strategic Asset Allocations, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92642 2203

Semiannual Report

January 31, 2022

Strategic Allocation: Moderate Fund
Investor Class (TWSMX)
I Class (ASAMX)
A Class (ACOAX)
C Class (ASTCX)
R Class (ASMRX)
R5 Class (ASMUX)
R6 Class (ASMDX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended January 31, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Volatility Tempered Returns

Upbeat economic data and continued central bank support generally buoyed global stock returns through the first half of the period. These influences helped boost corporate earnings and promote investor optimism, even as inflation and government bond yields were on the rise. Bond returns, on the other hand, broadly struggled as inflation and yields climbed higher.

In November, the emergence of the omicron coronavirus variant rattled global financial markets and triggered a steep stock market sell-off. Sentiment shifted quickly, though, as reports suggested the highly transmissible omicron would be less severe than other variants. Stocks resumed their upward march until January, when worries about inflation, Federal Reserve (Fed) policy and the Russia/Ukraine conflict sparked another severe bout of volatility.

Throughout the six months, steady economic gains combined with ongoing monetary support, escalating energy prices and severe supply chain disruptions ignited inflation. By January, year-over-year headline inflation in the U.S. reached 7.5%, a 40-year high, prompting expectations for Fed policy to take a sharp hawkish turn. The central bank, which began modestly reducing its bond purchases in November, accelerated its tapering timetable. Policymakers announced they would conclude their bond-buying program—and likely start hiking rates—in March.

Overall, U.S. stocks advanced for the six-month period, while non-U.S. stocks declined. Large-cap stocks significantly outperformed small caps, and value stocks broadly outperformed their growth-stock peers. U.S. and global bond returns generally declined as yields rose significantly.

Staying Focused in Uncertain Times

Russia's invasion of Ukraine has led to a devastating humanitarian crisis and further complicated a tense geopolitical backdrop. Even before the West imposed sanctions on Russia, our firm had started reducing exposure to Russian markets. After the sanctions, our direct exposure to Russian assets was less than $5 million, or 0.001% of total assets under supervision (as of March 7). We will continue to monitor the evolving situation and what it means for our clients and our investment exposure.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re confident we will continue to meet prevailing challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

JANUARY 31, 2022
Types of Investments in Portfolio	% of net assets
Affiliated Funds	45.9%
Common Stocks	25.8%
U.S. Treasury Securities	4.5%
Sovereign Governments and Agencies	4.5%
Corporate Bonds	4.2%
Collateralized Loan Obligations	2.1%
Municipal Securities	1.1%
Asset-Backed Securities	1.0%
Collateralized Mortgage Obligations	0.5%
Commercial Mortgage-Backed Securities	0.4%
Preferred Stocks	0.4%
U.S. Government Agency Mortgage-Backed Securities	0.2%
Exchange-Traded Funds	0.1%
Short-Term Investments	9.3%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2021 to January 31, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 8/1/21	Ending Account Value 1/31/22	Expenses Paid During Period(1) 8/1/21 - 1/31/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$978.30	$3.44	0.69%
I Class	$1,000	$979.20	$2.44	0.49%
A Class	$1,000	$976.80	$4.68	0.94%
C Class	$1,000	$973.80	$8.41	1.69%
R Class	$1,000	$975.50	$5.93	1.19%
R5 Class	$1,000	$979.30	$2.44	0.49%
R6 Class	$1,000	$980.00	$1.70	0.34%
Hypothetical
Investor Class	$1,000	$1,021.73	$3.52	0.69%
I Class	$1,000	$1,022.74	$2.50	0.49%
A Class	$1,000	$1,020.47	$4.79	0.94%
C Class	$1,000	$1,016.69	$8.59	1.69%
R Class	$1,000	$1,019.21	$6.06	1.19%
R5 Class	$1,000	$1,022.74	$2.50	0.49%
R6 Class	$1,000	$1,023.49	$1.73	0.34%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

JANUARY 31, 2022 (UNAUDITED)

	Shares/ Principal Amount	Value
AFFILIATED FUNDS(1) — 45.9%
American Century Diversified Corporate Bond ETF	541,178	$27,518,198
American Century Emerging Markets Bond ETF	231,939	10,866,389
American Century Focused Dynamic Growth ETF(2)	354,537	25,142,523
American Century Focused Large Cap Value ETF	496,127	30,081,916
American Century Multisector Income ETF	833,121	40,460,855
American Century Quality Diversified International ETF	687,150	33,182,474
American Century STOXX U.S. Quality Growth ETF	527,226	36,025,353
American Century STOXX U.S. Quality Value ETF	770,524	39,462,310
Avantis Emerging Markets Equity ETF	578,741	36,449,108
Avantis International Equity ETF	550,317	33,872,011
Avantis International Small Cap Value ETF	144,156	9,005,425
Avantis U.S. Equity ETF	754,575	57,513,706
Avantis U.S. Small Cap Value ETF	262,393	20,264,611
TOTAL AFFILIATED FUNDS (Cost $322,054,141)		399,844,879
COMMON STOCKS — 25.8%
Aerospace and Defense — 0.3%
Aerojet Rocketdyne Holdings, Inc.	3,532	136,300
BAE Systems plc	135,077	1,057,080
CAE, Inc.(2)	6,275	158,461
General Dynamics Corp.	2,513	533,007
HEICO Corp.	3,493	476,410
Lockheed Martin Corp.	1,438	559,569
Mercury Systems, Inc.(2)	1,363	77,582
		2,998,409
Air Freight and Logistics — 0.1%
United Parcel Service, Inc., Class B	2,826	571,445
Airlines — 0.2%
Ryanair Holdings plc, ADR(2)	4,494	501,620
Southwest Airlines Co.(2)	24,626	1,102,260
		1,603,880
Auto Components — 0.4%
Aptiv plc(2)	8,907	1,216,518
BorgWarner, Inc.	18,271	801,183
Bridgestone Corp.	6,300	275,885
CIE Automotive SA	3,051	88,623
Fox Factory Holding Corp.(2)	1,292	171,926
Hyundai Mobis Co. Ltd.	1,947	382,201
Linamar Corp.	4,960	274,894
Nifco, Inc.	1,600	46,578
Sumitomo Rubber Industries Ltd.	17,700	184,183
		3,441,991
Automobiles — 0.5%
Bayerische Motoren Werke AG	10,737	1,136,435
Daimler AG	13,640	1,088,387
Honda Motor Co. Ltd., ADR	9,119	269,467
6

	Shares/ Principal Amount	Value
Nissan Motor Co. Ltd.(2)	104,400	$552,546
Rivian Automotive, Inc., Class A(2)	1,803	118,529
Tesla, Inc.(2)	1,149	1,076,291
		4,241,655
Banks — 1.7%
AIB Group plc(2)	34,053	89,944
Banco Bilbao Vizcaya Argentaria SA	55,778	356,122
Banco Bradesco SA	165,049	586,830
Banco do Brasil SA	80,200	494,784
Bancorp, Inc. (The)(2)	3,992	119,041
Bank Central Asia Tbk PT	867,500	461,421
Bank of America Corp.	20,487	945,270
Barclays plc	341,108	915,131
BNP Paribas SA	7,842	559,836
Canadian Western Bank(3)	4,802	145,932
Commerce Bancshares, Inc.	1,259	86,758
Erste Group Bank AG	16,063	750,794
First Hawaiian, Inc.	18,884	535,361
HDFC Bank Ltd., ADR	6,467	443,830
HSBC Holdings plc	113,600	805,766
JPMorgan Chase & Co.	6,509	967,237
Jyske Bank A/S(2)	2,167	127,641
M&T Bank Corp.	3,449	584,192
Mitsubishi UFJ Financial Group, Inc.	130,000	787,966
Mizuho Financial Group, Inc.	38,000	514,748
Prosperity Bancshares, Inc.	9,614	704,225
Regions Financial Corp.	31,917	732,176
Silvergate Capital Corp., Class A(2)	1,407	151,590
Standard Chartered plc (London)	55,127	401,476
Sumitomo Mitsui Financial Group, Inc.	14,100	507,895
Triumph Bancorp, Inc.(2)	1,797	157,202
Truist Financial Corp.	13,668	858,624
UniCredit SpA	31,206	495,970
Virgin Money UK plc(2)	25,253	64,156
Westamerica Bancorporation	5,803	337,038
		14,688,956
Beverages — 0.2%
Celsius Holdings, Inc.(2)	2,995	142,951
MGP Ingredients, Inc.	1,491	112,809
PepsiCo, Inc.	5,126	889,464
Pernod Ricard SA	2,016	431,221
Royal Unibrew A/S	954	109,677
		1,686,122
Biotechnology — 0.6%
ADC Therapeutics SA(2)	3,502	55,647
Alnylam Pharmaceuticals, Inc.(2)	4,037	555,491
Amgen, Inc.	1,120	254,397
Arcus Biosciences, Inc.(2)	861	26,519
Arcutis Biotherapeutics, Inc.(2)	4,073	61,543
Arena Pharmaceuticals, Inc.(2)	1,282	117,918
Biohaven Pharmaceutical Holding Co. Ltd.(2)	3,576	475,143
7

	Shares/ Principal Amount	Value
Blueprint Medicines Corp.(2)	1,310	$101,001
Bridgebio Pharma, Inc.(2)(3)	1,687	16,651
Celldex Therapeutics, Inc.(2)	1,527	47,352
Centessa Pharmaceuticals plc, ADR(2)(3)	4,168	39,721
CSL Ltd.	2,538	470,146
Cytokinetics, Inc.(2)	3,255	108,033
Deciphera Pharmaceuticals, Inc.(2)	2,561	21,589
Erasca, Inc.(2)	2,592	30,715
Fate Therapeutics, Inc.(2)	1,512	62,763
Global Blood Therapeutics, Inc.(2)	3,007	86,752
Halozyme Therapeutics, Inc.(2)	4,044	139,963
Horizon Therapeutics plc(2)	5,473	510,795
Insmed, Inc.(2)	4,752	107,775
Intellia Therapeutics, Inc.(2)	603	57,026
Invitae Corp.(2)	3,645	40,970
Iovance Biotherapeutics, Inc.(2)	1,293	21,528
KalVista Pharmaceuticals, Inc.(2)	3,122	39,400
Karuna Therapeutics, Inc.(2)	1,084	120,389
Kinnate Biopharma, Inc.(2)(3)	1,751	19,226
Kymera Therapeutics, Inc.(2)	1,595	66,990
Natera, Inc.(2)	5,638	398,325
Neurocrine Biosciences, Inc.(2)	3,028	239,273
Relay Therapeutics, Inc.(2)	1,765	39,059
Sarepta Therapeutics, Inc.(2)	3,621	259,155
Synairgen plc(2)	4,760	12,440
Vertex Pharmaceuticals, Inc.(2)	593	144,129
Vitrolife AB	789	32,446
		4,780,270
Building Products — 0.3%
Cie de Saint-Gobain	5,005	338,676
Johnson Controls International plc	9,804	712,457
Masco Corp.	4,637	293,661
Masonite International Corp.(2)	1,451	143,997
Sanwa Holdings Corp.	6,400	69,306
Trane Technologies plc	3,757	650,337
Trex Co., Inc.(2)	1,443	131,991
Zurn Water Solutions Corp.	10,014	305,827
		2,646,252
Capital Markets — 1.1%
Ameriprise Financial, Inc.	2,668	811,899
Bank of New York Mellon Corp. (The)	17,675	1,047,421
BlackRock, Inc.	620	510,223
Credit Suisse Group AG	69,118	656,995
Euronext NV	444	42,807
GCM Grosvenor, Inc., Class A	3,017	27,425
Intercontinental Exchange, Inc.	2,073	262,566
Intermediate Capital Group plc	3,449	89,072
LPL Financial Holdings, Inc.	6,998	1,205,895
Morgan Stanley	9,819	1,006,840
MSCI, Inc.	1,368	733,412
Northern Trust Corp.	10,460	1,220,054
8

	Shares/ Principal Amount	Value
Open Lending Corp., Class A(2)	4,816	$91,456
Partners Group Holding AG	403	561,862
S&P Global, Inc.	1,374	570,512
State Street Corp.	2,983	281,894
T. Rowe Price Group, Inc.	4,218	651,386
		9,771,719
Chemicals — 0.4%
Air Products and Chemicals, Inc.	906	255,601
Albemarle Corp.	1,140	251,644
Axalta Coating Systems Ltd.(2)	15,075	446,371
Diversey Holdings Ltd.(2)	12,573	138,303
Ecolab, Inc.	1,259	238,518
Element Solutions, Inc.	26,727	599,754
Koninklijke DSM NV	2,733	512,329
Linde plc	2,244	715,118
OCI NV(2)	2,741	75,015
Sherwin-Williams Co. (The)	950	272,184
Sika AG	1,060	370,866
		3,875,703
Commercial Services and Supplies — 0.2%
Brink's Co. (The)	3,103	216,527
Clean Harbors, Inc.(2)	1,694	156,780
Driven Brands Holdings, Inc.(2)	8,333	235,407
Elis SA(2)	5,284	96,526
GFL Environmental, Inc.	13,114	431,057
Japan Elevator Service Holdings Co. Ltd.	3,500	50,422
Republic Services, Inc.	2,050	261,703
		1,448,422
Communications Equipment — 0.4%
Arista Networks, Inc.(2)	9,244	1,149,122
Cisco Systems, Inc.	11,735	653,287
F5, Inc.(2)	6,017	1,249,249
Juniper Networks, Inc.	4,641	161,600
		3,213,258
Construction and Engineering†
Arcadis NV	2,542	111,276
Construction Partners, Inc., Class A(2)	3,992	104,750
Hazama Ando Corp.	13,400	102,538
JTOWER, Inc.(2)	800	36,657
		355,221
Construction Materials — 0.1%
CRH plc	9,002	451,814
Eagle Materials, Inc.	1,165	169,915
Summit Materials, Inc., Class A(2)	5,252	186,761
		808,490
Consumer Finance — 0.1%
American Express Co.	3,036	545,934
Containers and Packaging — 0.4%
Amcor plc	22,947	275,594
Avery Dennison Corp.	2,979	611,946
Ball Corp.	5,913	574,152
9

	Shares/ Principal Amount	Value
Intertape Polymer Group, Inc.(3)	7,550	$152,348
Packaging Corp. of America	4,022	605,834
SIG Combibloc Group AG(2)	19,573	454,757
Sonoco Products Co.	15,634	885,510
		3,560,141
Distributors†
D'ieteren Group	809	140,956
Diversified Consumer Services†
European Wax Center, Inc., Class A(2)	5,495	134,298
IDP Education Ltd.	3,006	62,832
		197,130
Diversified Financial Services†
Zenkoku Hosho Co. Ltd.	2,600	116,371
Diversified Telecommunication Services — 0.1%
Cellnex Telecom SA	9,818	445,203
IHS Holding Ltd.(2)	2,638	31,550
Verizon Communications, Inc.	2,246	119,555
		596,308
Electric Utilities — 0.5%
Edison International	16,328	1,025,235
Evergy, Inc.	5,326	345,977
Eversource Energy	3,999	357,870
Iberdrola SA	42,841	491,175
NextEra Energy, Inc.	12,970	1,013,216
Pinnacle West Capital Corp.	7,311	508,919
Xcel Energy, Inc.	3,742	260,668
		4,003,060
Electrical Equipment — 0.7%
AMETEK, Inc.	5,337	729,942
Eaton Corp. plc	2,572	407,482
Emerson Electric Co.	10,997	1,011,174
Generac Holdings, Inc.(2)	1,115	314,854
Hexatronic Group AB	1,256	50,929
Hubbell, Inc.	1,066	199,651
Nexans SA	959	86,659
nVent Electric plc	31,753	1,098,336
Plug Power, Inc.(2)	6,154	134,588
Regal Rexnord Corp.	3,435	544,379
Rockwell Automation, Inc.	2,250	650,745
Schneider Electric SE	4,741	803,103
Sensata Technologies Holding plc(2)	3,614	207,299
TKH Group NV, CVA(3)	1,176	67,860
Ushio, Inc.	4,700	73,040
		6,380,041
Electronic Equipment, Instruments and Components — 0.5%
CDW Corp.	2,492	471,113
Cognex Corp.	11,145	740,697
Comet Holding AG	188	59,975
Corning, Inc.	3,898	163,872
Fabrinet(2)	830	93,923
Hexagon AB, B Shares	27,798	374,941
10

	Shares/ Principal Amount	Value
Jabil, Inc.	1,153	$70,898
Keyence Corp.	900	461,630
Keysight Technologies, Inc.(2)	8,719	1,471,941
National Instruments Corp.	5,036	207,584
Sesa SpA	583	105,445
		4,222,019
Energy Equipment and Services — 0.2%
Baker Hughes Co.	21,277	583,841
Schlumberger NV	19,035	743,697
		1,327,538
Entertainment — 0.2%
CTS Eventim AG & Co. KGaA(2)	1,150	81,751
Electronic Arts, Inc.	1,708	226,583
Live Nation Entertainment, Inc.(2)	2,979	326,230
ROBLOX Corp., Class A(2)	1,802	118,680
Roku, Inc.(2)	1,876	307,758
Universal Music Group NV	14,835	366,263
Walt Disney Co. (The)(2)	4,661	666,383
		2,093,648
Equity Real Estate Investment Trusts (REITs) — 1.3%
American Campus Communities, Inc.	1,700	88,842
American Homes 4 Rent, Class A	1,753	68,595
AvalonBay Communities, Inc.	1,092	266,699
Big Yellow Group plc	2,126	42,897
Brixmor Property Group, Inc.	2,251	57,085
Camden Property Trust	1,126	180,261
Capital & Counties Properties plc	24,297	56,514
CapitaLand Integrated Commercial Trust	21,700	31,285
Charter Hall Group	1,157	13,858
Comforia Residential REIT, Inc.	16	42,921
Dexus	3,061	22,284
Digital Core REIT Management Pte Ltd.(2)	33,490	39,183
Digital Realty Trust, Inc.	1,168	174,301
DigitalBridge Group, Inc.(2)	17,301	126,297
Dream Industrial Real Estate Investment Trust	2,327	28,869
Equinix, Inc.	735	532,801
Essential Properties Realty Trust, Inc.	2,597	68,950
Essex Property Trust, Inc.	1,487	494,428
Fibra Uno Administracion SA de CV	262,011	269,276
GLP J-Reit	22	35,411
Goodman Group	7,162	118,257
Healthcare Trust of America, Inc., Class A	13,290	432,590
Healthpeak Properties, Inc.	22,811	806,825
Host Hotels & Resorts, Inc.(2)	4,860	84,272
Ingenia Communities Group	16,187	63,302
Innovative Industrial Properties, Inc.	830	164,498
Invincible Investment Corp.	146	45,992
Invitation Homes, Inc.	5,248	220,311
Iron Mountain, Inc.	1,290	59,237
Japan Hotel REIT Investment Corp.	48	23,401
Kilroy Realty Corp.	817	52,288
11

	Shares/ Principal Amount	Value
Kimco Realty Corp.	6,943	$168,437
Kite Realty Group Trust	7,124	148,749
Klepierre SA(2)(3)	3,404	90,540
LaSalle Logiport REIT	25	39,992
Life Storage, Inc.	1,268	171,117
Link REIT	6,600	56,664
Medical Properties Trust, Inc.	5,254	119,581
MGM Growth Properties LLC, Class A	14,842	577,057
NETSTREIT Corp.(3)	2,076	46,918
Outfront Media, Inc.	623	15,475
Prologis, Inc.	11,911	1,867,883
Public Storage	627	224,798
Regency Centers Corp.	8,534	612,314
Rexford Industrial Realty, Inc.	3,379	247,241
Ryman Hospitality Properties, Inc.(2)	2,724	240,802
Scentre Group	45,754	94,992
Segro plc	29,928	527,623
Shaftesbury plc	6,734	56,543
SOSiLA Logistics REIT, Inc.	34	47,590
Sun Communities, Inc.	811	153,247
Tritax Big Box REIT plc	46,083	147,818
UDR, Inc.	2,791	158,640
Ventas, Inc.	2,289	121,363
VICI Properties, Inc.	3,434	98,281
Welltower, Inc.	3,014	261,103
Weyerhaeuser Co.	4,633	187,312
Workspace Group plc	5,517	63,041
		11,256,851
Food and Staples Retailing — 0.3%
Costco Wholesale Corp.	690	348,540
Grocery Outlet Holding Corp.(2)	4,320	109,641
Koninklijke Ahold Delhaize NV	23,445	760,195
MARR SpA	3,491	74,339
Sysco Corp.	12,658	989,223
		2,281,938
Food Products — 0.4%
Bakkafrost P/F	62	4,274
Calbee, Inc.	1,900	43,734
Conagra Brands, Inc.	30,301	1,053,263
General Mills, Inc.	5,445	373,963
Hershey Co. (The)	1,975	389,213
J.M. Smucker Co. (The)	2,880	404,870
Kellogg Co.	5,808	365,904
Mondelez International, Inc., Class A	6,689	448,364
Orkla ASA	40,019	382,438
Sovos Brands, Inc.(2)	9,885	145,013
Vital Farms, Inc.(2)	2,184	36,101
Whole Earth Brands, Inc.(2)	9,555	90,581
		3,737,718
Gas Utilities — 0.1%
Atmos Energy Corp.	4,686	502,433
12

	Shares/ Principal Amount	Value
Nippon Gas Co. Ltd.	4,300	$60,175
Spire, Inc.	6,067	399,937
		962,545
Health Care Equipment and Supplies — 0.8%
Align Technology, Inc.(2)	574	284,107
Arjo AB, B Shares	4,767	47,641
Becton Dickinson and Co.	2,406	611,461
DexCom, Inc.(2)	1,451	624,626
Eckert & Ziegler Strahlen- und Medizintechnik AG	642	55,965
Edwards Lifesciences Corp.(2)	5,017	547,856
Envista Holdings Corp.(2)	11,461	495,574
Establishment Labs Holdings, Inc.(2)	1,098	57,469
IDEXX Laboratories, Inc.(2)	1,449	735,078
Inari Medical, Inc.(2)	2,663	195,890
Inmode Ltd.(2)	1,067	51,461
Koninklijke Philips NV	9,567	318,390
Medtronic plc	3,725	385,500
Menicon Co. Ltd.	1,400	31,067
NeuroPace, Inc.(2)	4,545	36,633
ResMed, Inc.	511	116,815
SI-BONE, Inc.(2)	6,532	128,680
Silk Road Medical, Inc.(2)	4,079	133,832
Tandem Diabetes Care, Inc.(2)	1,266	149,527
Teleflex, Inc.	808	250,634
Zimmer Biomet Holdings, Inc.	14,288	1,757,710
		7,015,916
Health Care Providers and Services — 1.0%
Alfresa Holdings Corp.	22,400	319,399
Amedisys, Inc.(2)	1,975	266,822
AmerisourceBergen Corp.	2,940	400,428
Amvis Holdings, Inc.	2,200	85,271
Cardinal Health, Inc.	11,260	580,678
Centene Corp.(2)	492	38,258
Chartwell Retirement Residences	5,771	56,432
Cigna Corp.	2,843	655,198
Covetrus, Inc.(2)	3,910	70,654
CVS Health Corp.	6,128	652,693
Encompass Health Corp.	1,836	113,905
HealthEquity, Inc.(2)	3,603	192,544
Henry Schein, Inc.(2)	11,879	894,489
Humana, Inc.	1,384	543,220
McKesson Corp.	2,596	666,445
Progyny, Inc.(2)	2,724	110,322
Quest Diagnostics, Inc.	6,259	845,090
R1 RCM, Inc.(2)	19,708	468,656
RadNet, Inc.(2)	4,902	126,227
Tenet Healthcare Corp.(2)	1,864	138,160
UnitedHealth Group, Inc.	1,801	851,099
Universal Health Services, Inc., Class B	7,551	982,083
		9,058,073
Health Care Technology — 0.2%
Cerner Corp.	9,167	836,030
13

	Shares/ Principal Amount	Value
Health Catalyst, Inc.(2)	4,495	$134,176
OptimizeRx Corp.(2)	2,331	104,732
Veeva Systems, Inc., Class A(2)	2,729	645,518
		1,720,456
Hotels, Restaurants and Leisure — 0.7%
Airbnb, Inc., Class A(2)	3,868	595,556
Autogrill SpA(2)(3)	11,240	84,405
Basic-Fit NV(2)	1,794	85,587
Booking Holdings, Inc.(2)	180	442,103
Chipotle Mexican Grill, Inc.(2)	688	1,022,079
Churchill Downs, Inc.	670	140,901
Corporate Travel Management Ltd.(2)	5,600	83,505
Cracker Barrel Old Country Store, Inc.	2,420	288,319
Expedia Group, Inc.(2)	2,733	500,932
Food & Life Cos. Ltd.	14,300	428,458
Greggs plc	2,061	74,747
Hilton Worldwide Holdings, Inc.(2)	7,361	1,068,155
Planet Fitness, Inc., Class A(2)	2,630	233,123
Scandic Hotels Group AB(2)	10,099	42,608
SeaWorld Entertainment, Inc.(2)	2,669	159,019
Sodexo SA	5,985	556,627
Wingstop, Inc.	1,225	187,731
Wyndham Hotels & Resorts, Inc.	1,522	127,772
		6,121,627
Household Durables — 0.1%
Haseko Corp.	15,700	199,352
Lovesac Co. (The)(2)	1,374	73,990
Open House Group Co. Ltd.	1,200	62,128
Sonos, Inc.(2)	5,121	129,151
Taylor Wimpey plc	349,064	716,124
Token Corp.	1,300	105,303
		1,286,048
Household Products — 0.2%
Colgate-Palmolive Co.	3,127	257,821
Kimberly-Clark Corp.	4,193	577,166
Procter & Gamble Co. (The)	4,124	661,696
		1,496,683
Independent Power and Renewable Electricity Producers†
West Holdings Corp.	1,900	57,089
Industrial Conglomerates — 0.2%
Honeywell International, Inc.	3,215	657,403
Lifco AB, B Shares	1,541	36,122
Turkiye Sise ve Cam Fabrikalari AS	663,871	690,899
		1,384,424
Insurance — 0.6%
Aegon NV	63,260	356,881
Aflac, Inc.	12,740	800,327
Allstate Corp. (The)	6,550	790,388
Arthur J. Gallagher & Co.	191	30,167
ASR Nederland NV	2,899	134,791
Chubb Ltd.	4,023	793,657
14

	Shares/ Principal Amount	Value
Goosehead Insurance, Inc., Class A	1,982	$195,386
Kinsale Capital Group, Inc.	821	164,463
Marsh & McLennan Cos., Inc.	2,214	340,159
Progressive Corp. (The)	920	99,967
Prudential Financial, Inc.	2,661	296,888
Reinsurance Group of America, Inc.	8,150	935,864
Ryan Specialty Group Holdings, Inc., Class A(2)	3,793	141,896
Storebrand ASA	10,703	114,109
Travelers Cos., Inc. (The)	2,158	358,616
		5,553,559
Interactive Media and Services — 0.7%
Alphabet, Inc., Class A(2)	1,034	2,798,076
Autohome, Inc., ADR	8,637	287,785
Baidu, Inc., Class A(2)	29,000	574,458
carsales.com Ltd.	4,080	64,534
Domain Holdings Australia Ltd.	22,066	74,157
Eventbrite, Inc., Class A(2)	6,250	89,563
Match Group, Inc.(2)	4,639	522,815
Meta Platforms, Inc., Class A(2)	2,342	733,655
Pinterest, Inc., Class A(2)	8,894	262,907
QuinStreet, Inc.(2)	9,771	157,215
Tencent Holdings Ltd.	13,200	827,142
		6,392,307
Internet and Direct Marketing Retail — 0.4%
Alibaba Group Holding Ltd.(2)	40,700	637,914
Amazon.com, Inc.(2)	657	1,965,396
Chewy, Inc., Class A(2)(3)	4,622	220,053
Etsy, Inc.(2)	2,362	371,023
JD.com, Inc., Class A(2)	6,578	249,315
		3,443,701
IT Services — 1.0%
Accenture plc, Class A	2,063	729,435
Adyen NV(2)	191	388,665
Alten SA	581	94,765
Amdocs Ltd.	5,449	413,525
Atos SE	4,451	159,555
Block, Inc.(2)	1,767	216,086
Capgemini SE	3,801	854,527
Capita plc(2)	171,107	73,620
Cloudflare, Inc., Class A(2)	3,944	380,202
DigitalOcean Holdings, Inc.(2)	1,547	88,705
Endava plc, ADR(2)	820	99,728
ENECHANGE Ltd.(2)	2,600	31,251
EPAM Systems, Inc.(2)	1,394	663,739
Euronet Worldwide, Inc.(2)	2,056	275,278
Indra Sistemas SA(2)	21,256	216,582
Mastercard, Inc., Class A	2,103	812,557
MAXIMUS, Inc.	2,771	214,254
NEXTDC Ltd.(2)	11,280	86,551
Nuvei Corp.(2)	492	30,012
Okta, Inc.(2)	2,807	555,477
15

	Shares/ Principal Amount	Value
PayPal Holdings, Inc.(2)	3,345	$575,139
Perficient, Inc.(2)	1,079	113,101
Shopify, Inc., Class A(2)	420	405,396
Simplex Holdings, Inc.(2)	2,200	35,214
Switch, Inc., Class A	9,036	231,593
TDCX, Inc., ADR(2)	3,324	54,480
Thoughtworks Holding, Inc.(2)	6,350	136,017
Twilio, Inc., Class A(2)	759	156,445
Visa, Inc., Class A	3,633	821,676
		8,913,575
Leisure Products — 0.1%
Accell Group NV(2)	855	55,644
BRP, Inc.(3)	788	65,494
Brunswick Corp.	2,266	205,730
Callaway Golf Co.(2)	8,011	191,142
Hayward Holdings, Inc.(2)	8,868	174,611
Polaris, Inc.	3,868	435,498
		1,128,119
Life Sciences Tools and Services — 0.5%
10X Genomics, Inc., Class A(2)	2,126	204,670
Agilent Technologies, Inc.	7,452	1,038,213
Bio-Techne Corp.	1,047	394,101
ICON plc(2)	2,714	721,164
Lonza Group AG	822	566,721
Mettler-Toledo International, Inc.(2)	556	818,810
NeoGenomics, Inc.(2)	4,327	97,531
Repligen Corp.(2)	1,380	273,709
Thermo Fisher Scientific, Inc.	993	577,231
		4,692,150
Machinery — 0.6%
AGCO Corp.	1,229	144,039
Astec Industries, Inc.	2,527	159,934
ATS Automation Tooling Systems, Inc.(2)	2,698	110,157
Cargotec Oyj, B Shares	1,315	65,654
Cummins, Inc.	3,135	692,459
Deere & Co.	550	207,020
Graco, Inc.	5,266	382,101
IHI Corp.	2,900	58,560
IMI plc	1,367	30,543
John Bean Technologies Corp.	1,351	182,385
Kornit Digital Ltd.(2)	640	67,238
Metso Outotec Oyj	10,434	111,901
Nabtesco Corp.	1,400	43,763
Oshkosh Corp.	5,364	610,477
PACCAR, Inc.	5,287	491,638
Parker-Hannifin Corp.	3,576	1,108,596
Timken Co. (The)	848	56,646
Trelleborg AB, B Shares	4,194	105,600
Xylem, Inc.	2,472	259,609
		4,888,320
Media — 0.3%
Comcast Corp., Class A	6,159	307,888
16

	Shares/ Principal Amount	Value
Fox Corp., Class B	22,258	$827,552
Future plc	2,514	107,225
Nordic Entertainment Group AB, B Shares(2)	1,309	50,680
Publicis Groupe SA	9,110	617,302
S4 Capital plc(2)	5,813	40,648
Storytel AB(2)(3)	720	11,357
WPP plc	39,338	616,840
		2,579,492
Metals and Mining — 0.2%
APERAM SA(3)	1,446	81,481
Lynas Rare Earths Ltd.(2)	2,292	14,804
Mineral Resources Ltd.	1,183	47,014
MMC Norilsk Nickel PJSC	2,658	745,486
OZ Minerals Ltd.	5,412	93,883
Teck Resources Ltd., Class B	19,708	608,386
		1,591,054
Multi-Utilities — 0.1%
NorthWestern Corp.	12,971	753,875
Multiline Retail — 0.1%
Dollar Tree, Inc.(2)	4,623	606,630
Marks & Spencer Group plc(2)	31,639	93,633
Target Corp.	1,220	268,924
		969,187
Oil, Gas and Consumable Fuels — 0.4%
ConocoPhillips	19,837	1,757,955
Devon Energy Corp.	15,945	806,339
Matador Resources Co.	5,641	252,547
Pioneer Natural Resources Co.	2,555	559,264
Whitecap Resources, Inc.(3)	44,695	315,395
		3,691,500
Paper and Forest Products — 0.1%
Mondi plc	32,770	819,879
Personal Products†
Estee Lauder Cos., Inc. (The), Class A	843	262,839
Pharmaceuticals — 1.0%
ALK-Abello A/S(2)	194	81,920
Arvinas, Inc.(2)	1,211	86,574
AstraZeneca plc	5,758	669,816
AstraZeneca plc, ADR	21,562	1,255,124
Bristol-Myers Squibb Co.	9,334	605,683
Dermapharm Holding SE	878	71,003
Edgewise Therapeutics, Inc.(2)	2,573	34,993
GlaxoSmithKline plc	56,395	1,258,510
Harmony Biosciences Holdings, Inc.(2)	1,637	58,703
Laboratorios Farmaceuticos Rovi SA	1,389	101,986
Merck & Co., Inc.	5,896	480,406
Novartis AG	5,078	441,225
Novo Nordisk A/S, B Shares	9,767	971,506
Sanofi	3,532	369,313
Sanofi, ADR	18,316	952,432
Takeda Pharmaceutical Co. Ltd.	19,400	562,274
17

	Shares/ Principal Amount	Value
Ventyx Biosciences, Inc.(2)	3,240	$52,683
Zoetis, Inc.	2,694	538,234
		8,592,385
Professional Services — 0.4%
ASGN, Inc.(2)	1,528	175,521
BayCurrent Consulting, Inc.	200	75,904
Bureau Veritas SA	19,210	549,643
CoStar Group, Inc.(2)	5,056	354,729
DKSH Holding AG	1,327	106,397
First Advantage Corp.(2)	10,818	183,040
Hays plc	40,764	79,434
HireRight Holdings Corp.(2)	8,246	112,146
IHS Markit Ltd.	538	62,833
Jacobs Engineering Group, Inc.	4,681	609,372
Recruit Holdings Co. Ltd.	7,800	385,543
Teleperformance	874	329,139
Verisk Analytics, Inc.	2,384	467,574
Visional, Inc.(2)	1,200	88,142
		3,579,417
Real Estate Management and Development — 0.2%
Altus Group Ltd.(3)	2,066	99,160
Capitaland Investment Ltd.(2)	27,800	71,331
CBRE Group, Inc., Class A(2)	469	47,529
China Resources Mixc Lifestyle Services Ltd.	5,800	34,091
City Developments Ltd.	5,500	28,891
Colliers International Group, Inc. (Toronto)	671	97,888
CTP NV	2,606	53,012
Fastighets AB Balder, B Shares(2)	1,246	82,546
FirstService Corp.	135	21,526
Grainger plc	13,663	55,642
Hulic Co. Ltd.	3,200	30,930
New World Development Co. Ltd.	11,000	44,906
Newmark Group, Inc., Class A	9,559	146,348
Relo Group, Inc.	2,500	45,116
Savills plc	4,942	90,057
Tokyu Fudosan Holdings Corp.	16,500	90,390
Tricon Residential, Inc.	890	13,074
Tricon Residential, Inc. (Toronto)	20,265	297,004
VGP NV	215	60,924
		1,410,365
Road and Rail — 0.2%
Canadian Pacific Railway Ltd.	8,176	584,924
Heartland Express, Inc.	22,419	335,388
Lyft, Inc., Class A(2)	5,063	195,027
Norfolk Southern Corp.	1,298	353,043
TFI International, Inc.	666	64,103
Union Pacific Corp.	1,212	296,395
		1,828,880
Semiconductors and Semiconductor Equipment — 0.9%
Advanced Micro Devices, Inc.(2)	3,030	346,177
Ambarella, Inc.(2)	482	67,552
18

	Shares/ Principal Amount	Value
Applied Materials, Inc.	3,944	$544,982
ASML Holding NV	764	517,453
BE Semiconductor Industries NV	970	81,333
Enphase Energy, Inc.(2)	3,438	482,936
Ichor Holdings Ltd.(2)	4,326	183,509
Infineon Technologies AG	12,378	514,030
MACOM Technology Solutions Holdings, Inc.(2)	1,491	91,264
Marvell Technology, Inc.	10,097	720,926
Monolithic Power Systems, Inc.	782	315,091
Nova Ltd.(2)	893	105,642
NVIDIA Corp.	5,009	1,226,504
Onto Innovation, Inc.(2)	2,294	209,993
Power Integrations, Inc.	1,655	133,575
Semtech Corp.(2)	3,225	229,298
Skyworks Solutions, Inc.	2,822	413,479
SOITEC(2)	213	38,887
Taiwan Semiconductor Manufacturing Co. Ltd.	39,000	901,757
Texas Instruments, Inc.	3,197	573,830
		7,698,218
Software — 1.9%
Adobe, Inc.(2)	934	499,036
Atlassian Corp. plc, Class A(2)	2,461	798,201
Autodesk, Inc.(2)	1,636	408,656
Box, Inc., Class A(2)	3,545	92,631
Cadence Design Systems, Inc.(2)	8,108	1,233,551
CDK Global, Inc.	8,775	377,062
Coupa Software, Inc.(2)	777	104,328
Darktrace plc(2)	4,360	24,155
Dassault Systemes SE	9,386	453,892
Datadog, Inc., Class A(2)	4,901	716,085
Descartes Systems Group, Inc. (The)(2)	914	66,496
DocuSign, Inc.(2)	3,519	442,585
Enfusion, Inc., Class A(2)	4,592	63,416
HubSpot, Inc.(2)	483	236,090
Kinaxis, Inc.(2)	499	64,725
m-up Holdings, Inc.	5,600	39,008
Manhattan Associates, Inc.(2)	7,354	984,480
Microsoft Corp.	14,963	4,653,194
Model N, Inc.(2)	1,727	47,769
nCino, Inc.(2)	2,306	105,684
New Relic, Inc.(2)	1,327	139,521
Open Text Corp.	12,551	600,691
Palantir Technologies, Inc., Class A(2)	13,013	178,408
Palo Alto Networks, Inc.(2)	2,887	1,493,734
Paycor HCM, Inc.(2)(3)	7,385	191,567
Paylocity Holding Corp.(2)	926	188,885
SailPoint Technologies Holdings, Inc.(2)	3,626	140,290
salesforce.com, Inc.(2)	1,568	364,764
ServiceNow, Inc.(2)	307	179,834
Sprout Social, Inc., Class A(2)	1,839	126,615
SPS Commerce, Inc.(2)	1,484	183,793
19

	Shares/ Principal Amount	Value
Tenable Holdings, Inc.(2)	5,640	$289,896
Trade Desk, Inc. (The), Class A(2)	7,310	508,337
Workday, Inc., Class A(2)	594	150,288
		16,147,667
Specialty Retail — 0.5%
Advance Auto Parts, Inc.	4,480	1,037,165
Burlington Stores, Inc.(2)	1,852	438,794
Carvana Co.(2)	1,636	265,130
City Chic Collective Ltd.(2)	13,362	46,986
Five Below, Inc.(2)	1,395	228,780
Home Depot, Inc. (The)	2,972	1,090,665
Leslie's, Inc.(2)	10,755	224,027
Musti Group Oyj(2)	2,429	72,594
National Vision Holdings, Inc.(2)	5,083	207,793
Nextage Co. Ltd.	5,200	130,583
Petco Health & Wellness Co., Inc.(2)	6,530	122,438
Pets at Home Group plc	16,640	96,352
TJX Cos., Inc. (The)	5,994	431,388
Tractor Supply Co.	866	189,057
Watches of Switzerland Group plc(2)	8,241	143,570
		4,725,322
Technology Hardware, Storage and Peripherals — 0.4%
Apple, Inc.	15,236	2,662,948
HP, Inc.	18,464	678,183
Pure Storage, Inc., Class A(2)	4,295	113,774
		3,454,905
Textiles, Apparel and Luxury Goods — 0.4%
Asics Corp.	4,400	85,429
Capri Holdings Ltd.(2)	1,568	94,190
Crocs, Inc.(2)	1,732	177,738
Deckers Outdoor Corp.(2)	517	165,559
HUGO BOSS AG	1,335	84,570
Li Ning Co. Ltd.	43,000	419,594
lululemon athletica, Inc.(2)	2,045	682,539
LVMH Moet Hennessy Louis Vuitton SE	780	640,674
NIKE, Inc., Class B	3,699	547,711
Pandora A/S	751	81,663
Puma SE	3,271	349,842
		3,329,509
Thrifts and Mortgage Finance†
Capitol Federal Financial, Inc.	20,231	225,171
Trading Companies and Distributors — 0.3%
AddTech AB, B Shares	3,718	68,779
Ashtead Group plc	3,738	267,372
Beacon Roofing Supply, Inc.(2)	6,741	369,879
Diploma plc	2,736	102,690
Electrocomponents plc	7,403	112,087
Grafton Group plc	3,383	53,176
H&E Equipment Services, Inc.	4,560	189,833
MSC Industrial Direct Co., Inc., Class A	10,505	857,628
NOW, Inc.(2)	4,358	38,743
20

		Shares/ Principal Amount	Value
W.W. Grainger, Inc.		802	$397,078
Yamazen Corp.		7,500	65,248
			2,522,513
TOTAL COMMON STOCKS (Cost $163,202,377)			224,888,216
U.S. TREASURY SECURITIES — 4.5%
U.S. Treasury Bonds, 3.125%, 8/15/44(4)		$200,000	233,500
U.S. Treasury Bonds, 2.50%, 2/15/45(4)		1,060,000	1,118,590
U.S. Treasury Bonds, 3.00%, 5/15/45(4)		560,000	643,213
U.S. Treasury Bonds, 3.00%, 11/15/45		100,000	115,359
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25		1,105,913	1,243,627
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27		344,568	408,190
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29		1,469,360	1,833,859
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32		156,590	226,156
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40		771,582	1,122,254
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41		1,040,760	1,524,648
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43		1,172,672	1,368,533
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44		3,160,417	4,243,108
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45		1,723,296	2,071,629
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47		633,292	795,563
U.S. Treasury Inflation Indexed Bonds, 0.125%, 2/15/51		1,067,590	1,155,019
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28		2,084,617	2,278,994
U.S. Treasury Inflation Indexed Notes, 0.875%, 1/15/29		2,091,463	2,363,028
U.S. Treasury Notes, 1.875%, 3/31/22		200,000	200,549
U.S. Treasury Notes, 0.25%, 5/31/25		9,900,000	9,517,535
U.S. Treasury Notes, 0.50%, 4/30/27		6,000,000	5,661,797
U.S. Treasury Notes, 2.25%, 8/15/27(4)		400,000	412,547
U.S. Treasury Notes, 0.625%, 5/15/30		1,100,000	1,004,824
TOTAL U.S. TREASURY SECURITIES (Cost $36,451,333)			39,542,522
SOVEREIGN GOVERNMENTS AND AGENCIES — 4.5%
Australia — 0.1%
Australia Government Bond, 3.00%, 3/21/47	AUD	270,000	209,986
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	395,000	295,771
			505,757
Austria — 0.1%
Republic of Austria Government Bond, 3.40%, 11/22/22(5)	EUR	172,000	199,537
Republic of Austria Government Bond, 0.75%, 10/20/26(5)	EUR	185,000	216,714
Republic of Austria Government Bond, 4.15%, 3/15/37(5)	EUR	121,000	210,391
			626,642
Belgium†
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(5)	EUR	74,000	134,250
Canada — 0.3%
Canadian Government Bond, 0.25%, 3/1/26	CAD	1,500,000	1,117,610
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	809,000	658,455
Province of Quebec Canada, 3.00%, 9/1/23	CAD	465,000	375,298
Province of Quebec Canada, 5.75%, 12/1/36	CAD	445,000	476,132
Province of Quebec Canada, 5.00%, 12/1/41	CAD	30,000	31,160
Province of Quebec Canada, 3.50%, 12/1/48	CAD	110,000	96,560
			2,755,215
China — 1.1%
China Government Bond, 2.88%, 11/5/23	CNY	34,000,000	5,412,312
21

		Shares/ Principal Amount	Value
China Government Bond, 3.25%, 6/6/26	CNY	750,000	$121,796
China Government Bond, 3.29%, 5/23/29	CNY	550,000	89,802
China Government Bond, 2.68%, 5/21/30	CNY	24,800,000	3,859,412
			9,483,322
Czech Republic†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	2,470,000	114,442
Denmark — 0.2%
Denmark Government Bond, 0.50%, 11/15/27	DKK	600,000	93,530
Denmark Government Bond, 0.00%, 11/15/31(5)(6)	DKK	9,000,000	1,333,034
Denmark Government Bond, 4.50%, 11/15/39	DKK	340,000	89,626
			1,516,190
Finland — 0.3%
Finland Government Bond, 4.00%, 7/4/25(5)	EUR	219,000	283,152
Finland Government Bond, 0.125%, 4/15/36(5)	EUR	2,250,000	2,399,789
			2,682,941
France — 0.2%
French Republic Government Bond OAT, 0.00%, 11/25/31(6)	EUR	1,400,000	1,517,706
Indonesia — 0.1%
Indonesia Treasury Bond, 8.375%, 9/15/26	IDR	6,000,000,000	468,177
Ireland†
Ireland Government Bond, 3.40%, 3/18/24	EUR	283,000	344,247
Italy — 0.2%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	180,000	210,974
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	1,338,000	1,600,661
			1,811,635
Japan — 1.2%
Japan Government Ten Year Bond, 0.80%, 6/20/23	JPY	26,250,000	230,821
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	173,800,000	1,952,504
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	154,250,000	1,698,384
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	402,800,000	3,861,757
Japanese Government CPI Linked Bond, 0.10%, 3/10/29	JPY	314,768,455	2,847,632
			10,591,098
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	990,000	243,711
Mexico — 0.1%
Mexican Bonos, 6.50%, 6/9/22	MXN	9,190,000	445,325
Mexico Government International Bond, 4.15%, 3/28/27		$700,000	759,154
			1,204,479
Namibia — 0.1%
Namibia International Bonds, 5.25%, 10/29/25		$400,000	417,623
Netherlands — 0.1%
Netherlands Government Bond, 0.50%, 7/15/26(5)	EUR	506,000	587,581
Netherlands Government Bond, 2.75%, 1/15/47(5)	EUR	82,000	146,356
			733,937
Norway†
Norway Government Bond, 2.00%, 5/24/23(5)	NOK	405,000	45,944
Norway Government Bond, 1.75%, 2/17/27(5)	NOK	1,880,000	209,954
			255,898
Peru†
Peruvian Government International Bond, 5.625%, 11/18/50		$160,000	211,086
22

		Shares/ Principal Amount	Value
Philippines†
Philippine Government International Bond, 6.375%, 10/23/34		$100,000	$133,922
Poland†
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	775,000	191,266
Russia†
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	5,500,000	63,669
Singapore†
Singapore Government Bond, 3.125%, 9/1/22	SGD	377,000	283,159
Spain — 0.1%
Spain Government Bond, 4.40%, 10/31/23(5)	EUR	100,000	121,809
Spain Government Bond, 1.60%, 4/30/25(5)	EUR	132,000	156,816
Spain Government Bond, 5.15%, 10/31/28(5)	EUR	47,000	69,649
Spain Government Bond, 5.15%, 10/31/44(5)	EUR	9,000	17,782
			366,056
Switzerland — 0.1%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	410,000	470,729
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	71,000	101,898
			572,627
Thailand — 0.1%
Thailand Government Bond, 3.625%, 6/16/23	THB	4,150,000	129,826
Thailand Government Bond, 3.85%, 12/12/25	THB	11,550,000	382,383
			512,209
Turkey†
Turkey Government International Bond, 6.875%, 3/17/36		$400,000	363,391
United Kingdom — 0.1%
United Kingdom Gilt, 0.125%, 1/30/26	GBP	800,000	1,037,036
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		$80,000	90,906
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $38,603,599)			39,232,597
CORPORATE BONDS — 4.2%
Aerospace and Defense — 0.1%
Boeing Co. (The), 5.81%, 5/1/50		130,000	163,779
TransDigm, Inc., 6.375%, 6/15/26		50,000	50,937
TransDigm, Inc., 4.625%, 1/15/29		540,000	513,778
			728,494
Airlines — 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(5)		594,000	609,096
United Airlines Holdings, Inc., 5.00%, 2/1/24		85,000	86,384
			695,480
Auto Components†
ZF North America Capital, Inc., 4.75%, 4/29/25(5)		105,000	108,300
Automobiles — 0.1%
BMW Finance NV, MTN, 1.00%, 2/15/22	EUR	10,000	11,241
BMW Finance NV, MTN, 0.875%, 4/3/25	EUR	50,000	57,489
Ford Motor Credit Co. LLC, 3.625%, 6/17/31		$670,000	661,129
General Motors Co., 5.15%, 4/1/38		410,000	466,667
			1,196,526
Banks — 0.6%
Akbank T.A.S., 5.00%, 10/24/22		130,000	131,240
23

		Shares/ Principal Amount	Value
Avi Funding Co. Ltd., 3.80%, 9/16/25(5)		$255,000	$269,993
Banco Santander SA, MTN, 2.50%, 3/18/25	EUR	200,000	236,465
Bank of America Corp., MTN, VRN, 2.68%, 6/19/41		$443,000	404,683
Barclays Bank plc, MTN, 6.625%, 3/30/22	EUR	50,000	56,761
Barclays plc, MTN, VRN, 1.375%, 1/24/26	EUR	100,000	114,993
Barclays plc, MTN, VRN, 2.00%, 2/7/28	EUR	100,000	114,011
CaixaBank SA, MTN, VRN, 2.75%, 7/14/28	EUR	200,000	231,166
CaixaBank SA, MTN, VRN, 2.25%, 4/17/30	EUR	400,000	461,134
Citigroup, Inc., VRN, 3.52%, 10/27/28		$266,000	278,327
Commerzbank AG, MTN, 4.00%, 3/23/26	EUR	250,000	304,895
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	100,000	147,520
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	399,000	470,915
European Financial Stability Facility, MTN, 0.40%, 5/31/26	EUR	400,000	457,887
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	60,000	91,785
HSBC Bank plc, MTN, VRN, 5.375%, 11/4/30	GBP	50,000	74,407
ING Groep NV, MTN, 2.125%, 1/10/26	EUR	400,000	476,439
Intesa Sanpaolo SpA, MTN, 6.625%, 9/13/23	EUR	220,000	270,914
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	300,000	353,393
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	120,000	187,958
Wells Fargo & Co., VRN, 3.07%, 4/30/41		$605,000	584,753
			5,719,639
Beverages — 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46		370,000	438,602
Biotechnology — 0.1%
AbbVie, Inc., 4.40%, 11/6/42		605,000	680,297
Capital Markets — 0.1%
Criteria Caixa SA, MTN, 1.50%, 5/10/23	EUR	100,000	114,465
LPL Holdings, Inc., 4.375%, 5/15/31(5)		$331,000	324,923
			439,388
Chemicals — 0.1%
Dow Chemical Co. (The), 3.60%, 11/15/50		310,000	312,106
Equate Petrochemical BV, 4.25%, 11/3/26(5)		82,000	87,455
Olin Corp., 5.125%, 9/15/27		60,000	61,288
			460,849
Commercial Services and Supplies†
Waste Connections, Inc., 2.95%, 1/15/52		154,000	140,947
Waste Management, Inc., 2.50%, 11/15/50		220,000	194,339
			335,286
Containers and Packaging — 0.1%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc, 4.00%, 9/1/29(5)		396,000	377,881
Ball Corp., 5.25%, 7/1/25		35,000	37,676
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(5)		30,000	30,003
Sealed Air Corp., 5.125%, 12/1/24(5)		80,000	84,514
			530,074
Diversified Consumer Services†
Duke University, 3.30%, 10/1/46		220,000	232,451
Diversified Financial Services — 0.3%
Fiore Capital LLC, VRDN, 0.15%, 2/7/22 (LOC: Wells Fargo Bank N.A.)		2,500,000	2,500,000
MDGH GMTN RSC Ltd., 3.25%, 4/28/22(5)		102,000	102,724
			2,602,724
24

		Shares/ Principal Amount	Value
Diversified Telecommunication Services — 0.2%
AT&T, Inc., 2.60%, 12/17/29	EUR	120,000	$149,335
AT&T, Inc., 3.55%, 9/15/55		$194,000	183,571
Deutsche Telekom International Finance BV, MTN, 1.25%, 10/6/23	GBP	150,000	200,984
Deutsche Telekom International Finance BV, MTN, 0.875%, 1/30/24	EUR	40,000	45,777
Hughes Satellite Systems Corp., 5.25%, 8/1/26		$100,000	106,695
Level 3 Financing, Inc., 4.625%, 9/15/27(5)		331,000	330,128
Turk Telekomunikasyon AS, 4.875%, 6/19/24(5)		205,000	203,337
Verizon Communications, Inc., 1.75%, 1/20/31		230,000	209,906
Verizon Communications, Inc., 2.99%, 10/30/56		365,000	320,352
			1,750,085
Electric Utilities — 0.2%
Duke Energy Carolinas LLC, 3.20%, 8/15/49		270,000	267,224
Duke Energy Florida LLC, 3.85%, 11/15/42		130,000	136,480
Duke Energy Progress LLC, 4.15%, 12/1/44		59,000	64,956
Exelon Corp., 4.45%, 4/15/46		190,000	218,141
Israel Electric Corp. Ltd., 6.875%, 6/21/23(5)		102,000	109,255
MidAmerican Energy Co., 4.40%, 10/15/44		80,000	93,508
Northern States Power Co., 3.20%, 4/1/52		160,000	162,174
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara, MTN, 3.00%, 6/30/30		500,000	475,273
Southern Co. Gas Capital Corp., 3.95%, 10/1/46		50,000	51,892
			1,578,903
Equity Real Estate Investment Trusts (REITs) — 0.2%
EPR Properties, 4.95%, 4/15/28		734,000	773,057
EPR Properties, 3.60%, 11/15/31		118,000	113,038
IIP Operating Partnership LP, 5.50%, 5/25/26		330,000	339,934
Iron Mountain, Inc., 4.875%, 9/15/29(5)		675,000	667,295
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		90,000	95,274
			1,988,598
Food and Staples Retailing†
Tesco plc, MTN, 5.00%, 3/24/23	GBP	50,000	69,781
Food Products†
MHP SE, 7.75%, 5/10/24(5)		$128,000	116,885
Health Care Providers and Services — 0.3%
CHS / Community Health Systems, Inc., 8.00%, 12/15/27(5)		17,000	18,038
CHS / Community Health Systems, Inc., 6.875%, 4/1/28(5)		42,000	39,921
CVS Health Corp., 4.78%, 3/25/38		475,000	548,924
DaVita, Inc., 4.625%, 6/1/30(5)		510,000	496,923
Kaiser Foundation Hospitals, 3.00%, 6/1/51		180,000	174,550
Team Health Holdings, Inc., 6.375%, 2/1/25(5)		40,000	36,062
Tenet Healthcare Corp., 6.125%, 10/1/28(5)		405,000	407,025
Universal Health Services, Inc., 2.65%, 10/15/30(5)		605,000	579,194
			2,300,637
Hotels, Restaurants and Leisure — 0.1%
Caesars Entertainment, Inc., 4.625%, 10/15/29(5)		200,000	191,843
Golden Nugget, Inc., 6.75%, 10/15/24(5)		120,000	120,165
MGM Resorts International, 6.00%, 3/15/23		130,000	134,356
Penn National Gaming, Inc., 5.625%, 1/15/27(5)		150,000	153,384
Penn National Gaming, Inc., 4.125%, 7/1/29(5)		77,000	72,497
25

		Shares/ Principal Amount	Value
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(5)		$150,000	$147,943
			820,188
Household Durables — 0.1%
KB Home, 4.80%, 11/15/29		477,000	498,484
Meritage Homes Corp., 5.125%, 6/6/27		160,000	171,515
Tempur Sealy International, Inc., 3.875%, 10/15/31(5)		238,000	222,388
			892,387
Insurance†
AXA SA, MTN, VRN, 3.375%, 7/6/47	EUR	200,000	247,190
Interactive Media and Services†
Tencent Holdings Ltd., 3.80%, 2/11/25(5)		$153,000	160,518
Internet and Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd., 2.80%, 6/6/23		330,000	335,375
Prosus NV, 3.68%, 1/21/30(5)		500,000	489,603
			824,978
Media — 0.2%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 2/1/31(5)		260,000	248,492
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49		230,000	245,354
CSC Holdings LLC, 7.50%, 4/1/28(5)		325,000	336,576
DISH DBS Corp., 7.75%, 7/1/26		310,000	319,550
Gray Television, Inc., 5.875%, 7/15/26(5)		75,000	76,953
ViacomCBS, Inc., 4.375%, 3/15/43		165,000	175,326
WPP Finance 2013, MTN, 3.00%, 11/20/23	EUR	100,000	118,439
			1,520,690
Metals and Mining — 0.2%
Alcoa Nederland Holding BV, 4.125%, 3/31/29(5)		$400,000	402,396
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(5)		452,000	441,713
Freeport-McMoRan, Inc., 5.40%, 11/14/34		180,000	208,094
Minera Mexico SA de CV, 4.50%, 1/26/50(5)		500,000	519,733
Teck Resources Ltd., 6.25%, 7/15/41		230,000	289,579
			1,861,515
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(5)		620,000	607,712
Multi-Utilities†
Dominion Energy, Inc., 4.90%, 8/1/41		70,000	82,237
NiSource, Inc., 5.65%, 2/1/45		200,000	255,632
			337,869
Oil, Gas and Consumable Fuels — 0.3%
Antero Resources Corp., 7.625%, 2/1/29(5)		184,000	200,798
BP Capital Markets America, Inc., 3.06%, 6/17/41		180,000	170,697
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25		70,000	70,600
Enbridge, Inc., 3.40%, 8/1/51		210,000	200,107
Enterprise Products Operating LLC, 4.85%, 3/15/44		360,000	408,876
Enterprise Products Operating LLC, 3.30%, 2/15/53		149,000	137,896
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(5)		500,000	476,849
Gazprom PJSC Via Gaz Capital SA, 6.51%, 3/7/22(5)		140,000	140,634
Gazprom PJSC Via Gaz Capital SA, 7.29%, 8/16/37(5)		140,000	171,713
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		180,000	226,984
26

	Shares/ Principal Amount	Value
MEG Energy Corp., 6.50%, 1/15/25(5)	$20,000	$20,301
MEG Energy Corp., 5.875%, 2/1/29(5)	220,000	223,937
Petroleos Mexicanos, 3.50%, 1/30/23	110,000	111,143
Petroleos Mexicanos, 6.50%, 3/13/27	105,000	109,970
SM Energy Co., 5.00%, 1/15/24	80,000	80,125
Southwestern Energy Co., 5.95%, 1/23/25	14,000	14,823
		2,765,453
Personal Products†
Avon Products, Inc., 6.50%, 3/15/23	45,000	46,229
Pharmaceuticals — 0.1%
Bausch Health Cos., Inc., 6.125%, 4/15/25(5)	159,000	162,160
Viatris, Inc., 4.00%, 6/22/50	375,000	371,275
		533,435
Road and Rail†
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	160,000	186,982
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	70,000	79,299
		266,281
Software — 0.1%
NCR Corp., 5.125%, 4/15/29(5)	335,000	334,843
Oracle Corp., 3.60%, 4/1/40	510,000	472,738
		807,581
Specialty Retail†
Home Depot, Inc. (The), 2.375%, 3/15/51	259,000	220,962
Rent-A-Center, Inc., 6.375%, 2/15/29(5)	160,000	164,660
		385,622
Technology Hardware, Storage and Peripherals†
Seagate HDD Cayman, 3.125%, 7/15/29	290,000	269,446
Transportation Infrastructure — 0.1%
Adani Ports & Special Economic Zone Ltd., 4.00%, 7/30/27	500,000	506,606
DP World Crescent Ltd., MTN, 4.85%, 9/26/28	500,000	548,725
		1,055,331
Wireless Telecommunication Services — 0.2%
C&W Senior Financing DAC, 6.875%, 9/15/27(5)	228,000	237,904
Millicom International Cellular SA, 5.125%, 1/15/28(5)	229,500	232,954
Sprint Corp., 7.875%, 9/15/23	75,000	81,090
Sprint Corp., 7.125%, 6/15/24	205,000	223,695
T-Mobile USA, Inc., 4.75%, 2/1/28	539,000	557,746
T-Mobile USA, Inc., 3.50%, 4/15/31	27,000	26,387
T-Mobile USA, Inc., 3.50%, 4/15/31(5)	125,000	122,163
		1,481,939
TOTAL CORPORATE BONDS (Cost $37,140,613)		36,857,363
COLLATERALIZED LOAN OBLIGATIONS — 2.1%
Ares XL CLO Ltd., Series 2016-40A, Class CRR, VRN, 3.04%, (3-month LIBOR plus 2.80%), 1/15/29(5)	500,000	501,490
ARES XLVII CLO Ltd., Series 2018-47A, Class C, VRN, 1.99%, (3-month LIBOR plus 1.75%), 4/15/30(5)	350,000	351,169
Ares XXXIV CLO Ltd., Series 2015-2A, Class BR2, VRN, 1.84%, (3-month LIBOR plus 1.60%), 4/17/33(5)	725,000	725,181
Ares XXXIX CLO Ltd., Series 2016-39A, Class CR2, VRN, 2.29%, (3-month LIBOR plus 2.05%), 4/18/31(5)	575,000	575,574
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class CR3, VRN, 2.86%, (3-month LIBOR plus 2.60%), 4/22/32(5)	1,750,000	1,756,090
27

	Shares/ Principal Amount	Value
CarVal CLO III Ltd., Series 2019-2A, Class DR, VRN, 3.20%, (3-month LIBOR plus 2.95%), 7/20/32(5)	$700,000	$701,915
CIFC Funding Ltd., Series 2017-5A, Class B, VRN, 2.09%, (3-month LIBOR plus 1.85%), 11/16/30(5)	1,100,000	1,097,556
Cook Park CLO Ltd., Series 2018-1A, Class C, VRN, 1.99%, (3-month LIBOR plus 1.75%), 4/17/30(5)	3,000,000	2,992,509
Dewolf Park CLO Ltd., Series 2017-1A, Class CR, VRN, 2.09%, (3-month LIBOR plus 1.85%), 10/15/30(5)	450,000	449,030
Dryden CLO Ltd., Series 2021-87A, Class D, VRN, 3.11%, (3-month LIBOR plus 2.95%), 5/20/34(5)	425,000	425,333
Eaton Vance Clo Ltd., Series 2015-1A, Class CR, VRN, 2.15%, (3-month LIBOR plus 1.90%), 1/20/30(5)	512,500	511,267
Elmwood CLO IV Ltd., Series 2020-1A, Class C, VRN, 2.29%, (3-month LIBOR plus 2.05%), 4/15/33(5)	400,000	400,730
Elmwood CLO IV Ltd., Series 2020-1A, Class D, VRN, 3.39%, (3-month LIBOR plus 3.15%), 4/15/33(5)	200,000	200,249
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 1.37%, (3-month LIBOR plus 1.12%), 7/20/31(5)	350,000	350,007
KKR CLO Ltd., Series 2018, Class CR, VRN, 2.34%, (3-month LIBOR plus 2.10%), 7/18/30(5)	675,000	675,060
KKR CLO Ltd., Series 2022A, Class B, VRN, 1.85%, (3-month LIBOR plus 1.60%), 7/20/31(5)	500,000	499,724
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 1.74%, (3-month LIBOR plus 1.50%), 4/15/31(5)	600,000	598,275
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 2.36%, (3-month LIBOR plus 2.10%), 1/25/32(5)	450,000	450,654
Marathon Clo Ltd., Series 2021-17A, Class B1, VRN, 2.89%, (3-month LIBOR plus 2.68%), 1/20/35(5)	425,000	425,407
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 1.55%, (1-month LIBOR plus 1.45%), 10/16/36(5)	716,000	714,791
Neuberger Berman Loan Advisers CLO Ltd., Series 2018-30A, Class DR, VRN, 3.10%, (3-month LIBOR plus 2.85%), 1/20/31(5)	250,000	248,626
Neuberger Berman Loan Advisers CLO Ltd., Series 2019-34A, Class C1, VRN, 2.85%, (3-month LIBOR plus 2.60%), 1/20/33(5)	375,000	375,969
Palmer Square Loan Funding Ltd., Series 2022-1A, Class B, VRN, 2.05%, (3-month SOFR plus 2.00%), 4/15/30(5)(7)	350,000	350,003
Rockford Tower CLO Ltd., Series 2020-1A, Class C, VRN, 2.60%, (3-month LIBOR plus 2.35%), 1/20/32(5)	400,000	400,656
Sound Point CLO IX Ltd., Series 2015-2A, Class CRRR, VRN, 2.75%, (3-month LIBOR plus 2.50%), 7/20/32(5)	1,450,000	1,456,075
Symphony CLO XXII Ltd., Series 2020-22A, Class B, VRN, 1.94%, (3-month LIBOR plus 1.70%), 4/18/33(5)	1,000,000	1,000,606
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $18,213,784)		18,233,946
MUNICIPAL SECURITIES — 1.1%
Alaska Housing Finance Corp. Rev., VRDN, 0.11%, 2/7/22	600,000	600,000
Bay Area Toll Authority Rev., 6.92%, 4/1/40	130,000	190,399
California Infrastructure & Economic Development Bank Rev., (Morningstar Enterprises LLC), VRDN, 0.11%, 2/7/22 (LOC: Wells Fargo Bank N.A.)	200,000	200,000
California Statewide Communities Development Authority Rev., (Birchcrest Apartments), VRDN, 0.15%, 2/1/22 (LOC: U.S. Bank N.A.)	200,000	200,000
Harris County Industrial Development Corp. Rev., (Exxon Capital Ventures, Inc.), VRDN, 0.12%, 2/1/22	140,000	140,000
Illinois Housing Development Authority Rev., VRDN, 0.11%, 2/7/22 (LOC: FHLB)(LIQ FAC: FHLB)	1,090,000	1,090,000
28

	Shares/ Principal Amount	Value
Iowa Finance Authority Rev., (Wahlert High School), VRDN, 0.11%, 2/1/22 (LOC: U.S. Bank N.A.)	$100,000	$100,000
Kansas City Rev., VRDN, 0.17%, 2/7/22 (LOC: JPMorgan Chase & Co.)	210,000	210,000
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	30,000	40,582
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	15,000	20,984
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	140,000	215,126
New York City GO, 6.27%, 12/1/37	40,000	55,072
Newport News Economic Development Authority Rev., (Huntington Ingalls Industries, Inc.), VRDN, 0.13%, 2/7/22 (LOC: JPMorgan Chase Bank N.A.)	100,000	100,000
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	200,000	231,880
Orange County Housing Finance Authority Rev., (Marbella Pointe Development Group LLLP), VRDN, 0.09%, 2/7/22 (LOC: JPMorgan Chase Bank N.A.)	3,000,000	3,000,000
Pinal County Industrial Development Authority Rev., (Milky Way Dairy LLC), VRDN, 0.11%, 2/7/22 (LOC: Wells Fargo Bank N.A.)	1,000,000	1,000,000
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	175,000	181,820
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	130,000	169,264
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	170,000	230,772
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	135,000	180,661
State of California GO, 4.60%, 4/1/38	100,000	113,455
State of California GO, 7.55%, 4/1/39	60,000	96,224
State of California GO, 7.30%, 10/1/39	90,000	136,563
State of Maryland GO, 2.65%, 3/15/22	100,000	100,283
Tempe Industrial Development Authority Rev., (ASUF Brickyard LLC), VRDN, 0.17%, 2/7/22 (LOC: Bank of America N.A.)	175,000	175,000
Tennis for Charity, Inc. Rev., VRDN, 0.08%, 2/7/22 (LOC: JPMorgan Chase Bank N.A.)	780,000	780,000
TOTAL MUNICIPAL SECURITIES (Cost $9,150,753)		9,558,085
ASSET-BACKED SECURITIES — 1.0%
Blackbird Capital Aircraft, Series 2021-1A, Class A SEQ, 2.44%, 7/15/46(5)	411,719	401,659
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(5)	123,089	124,326
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 8/17/37(5)	600,000	584,882
FirstKey Homes Trust, Series 2020-SFR1, Class E, 2.79%, 8/17/37(5)	3,100,000	3,064,272
FirstKey Homes Trust, Series 2020-SFR2, Class E, 2.67%, 10/19/37(5)	1,800,000	1,770,259
Lunar Aircarft Ltd., Series 2020-1A, Class A SEQ, 3.38%, 2/15/45(5)	691,352	662,528
MAPS Trust, Series 2021-1A, Class A SEQ, 2.52%, 6/15/46(5)	1,289,385	1,261,066
UAL Pass-Through Trust, Series 2007-1, 6.64%, 1/2/24	32,052	32,688
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(5)	151,516	151,362
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(5)	282,718	283,720
TOTAL ASSET-BACKED SECURITIES (Cost $8,561,319)		8,336,762
29

	Shares/ Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
Private Sponsor Collateralized Mortgage Obligations — 0.4%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	$8,432	$8,492
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.49%, 3/25/35	31,526	32,112
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 2.80%, 6/25/34	67,106	68,631
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 1.95%, 8/25/34	62,152	63,807
COLT Mortgage Loan Trust, Series 2021-3, Class M1, VRN, 2.30%, 9/27/66(5)	1,800,000	1,758,013
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.31%, 10/25/34	52,565	54,547
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.17%, 6/25/34	19,742	19,661
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.34%, 5/25/34	41,764	41,328
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.74%, 1/25/35	54,254	56,256
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.73%, 11/21/34	186,157	188,259
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.11%, 11/25/35	38,537	38,674
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.81%, 2/25/35	52,573	53,282
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.81%, 2/25/35	16,429	16,681
Radnor RE Ltd., Series 2021-1, Class M1B, VRN, 1.75%, (30-day average SOFR plus 1.70%), 12/27/33(5)	850,000	847,798
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(5)	37,197	37,379
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.36%, 7/25/34	33,607	34,539
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	35,285	36,025
		3,355,484
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FHLMC, Series 5123, Class HI, IO, 5.00%, 1/25/42	769,622	135,813
FNMA, Series 2014-C02, Class 2M2, VRN, 2.71%, (1-month LIBOR plus 2.60%), 5/25/24	288,131	292,319
FNMA, Series 2015-C04, Class 1M2, VRN, 5.81%, (1-month LIBOR plus 5.70%), 4/25/28	234,458	247,260
		675,392
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,006,398)		4,030,876
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.4%
BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, VRN, 2.51%, (1-month LIBOR plus 2.40%), 9/15/36(5)	900,000	893,424
BXHPP Trust, Series 2021-FILM, Class D, VRN, 1.61%, (1-month LIBOR plus 1.50%), 8/15/36(5)	1,500,000	1,487,853
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class B, VRN, 1.71%, (1-month LIBOR plus 1.60%), 7/25/36(5)	1,500,000	1,488,716
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,905,472)		3,869,993
PREFERRED STOCKS — 0.4%
Automobiles — 0.1%
Volkswagen International Finance NV, 3.875%	500,000	585,868
30

	Shares/ Principal Amount	Value
Diversified Telecommunication Services — 0.1%
Telefonica Europe BV, 3.00%	400,000	$460,631
Telefonica Europe BV, 5.875%	100,000	122,085
		582,716
Electric Utilities†
Electricite de France SA, 3.375%	200,000	219,018
Enel SpA, 2.25%	200,000	226,920
		445,938
Insurance — 0.1%
Allianz SE, 3.375%	100,000	119,580
Allianz SE, MTN, 4.75%	200,000	240,022
AXA SA, MTN, 6.69%	50,000	78,654
Credit Agricole Assurances SA, 4.25%	200,000	242,703
Intesa Sanpaolo Vita SpA, 4.75%	100,000	119,760
		800,719
Oil, Gas and Consumable Fuels — 0.1%
Eni SpA, 3.375%	500,000	571,555
Trading Companies and Distributors†
Aircastle Ltd., 5.25%(5)	520,000	520,000
TOTAL PREFERRED STOCKS (Cost $3,762,446)		3,506,796
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.2%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FHLMC, VRN, 2.14%, (12-month LIBOR plus 1.87%), 7/1/36	$20,358	21,369
FHLMC, VRN, 2.20%, (1-year H15T1Y plus 2.14%), 10/1/36	56,007	59,375
FHLMC, VRN, 2.35%, (1-year H15T1Y plus 2.26%), 4/1/37	67,674	71,318
FHLMC, VRN, 2.11%, (12-month LIBOR plus 1.86%), 7/1/41	45,016	47,251
FNMA, VRN, 1.73%, (6-month LIBOR plus 1.57%), 6/1/35	47,693	49,611
FNMA, VRN, 1.77%, (6-month LIBOR plus 1.57%), 6/1/35	36,396	37,857
FNMA, VRN, 1.68%, (6-month LIBOR plus 1.54%), 9/1/35	9,677	10,064
FNMA, VRN, 2.22%, (1-year H15T1Y plus 2.16%), 3/1/38	61,391	64,974
		361,819
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FHLMC, 6.00%, 2/1/38	24,027	27,675
FNMA, 3.50%, 3/1/34	93,963	98,510
GNMA, 2.50%, TBA	50,000	50,316
GNMA, 9.00%, 4/20/25	279	297
GNMA, 7.50%, 10/15/25	1,109	1,125
GNMA, 6.00%, 4/15/26	332	363
GNMA, 7.50%, 6/15/26	1,054	1,070
GNMA, 7.00%, 12/15/27	6,631	6,656
GNMA, 7.50%, 12/15/27	2,358	2,427
GNMA, 6.00%, 5/15/28	4,204	4,608
GNMA, 6.50%, 5/15/28	3,752	4,134
GNMA, 7.00%, 5/15/31	10,070	11,416
GNMA, 5.50%, 11/15/32	25,708	29,287
GNMA, 6.50%, 10/15/38	499,495	590,786
GNMA, 4.50%, 6/15/41	165,050	187,681
		1,016,351
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,269,600)		1,378,170
31

	Shares/ Principal Amount	Value
EXCHANGE-TRADED FUNDS — 0.1%
iShares MSCI EAFE Value ETF	6,126	$315,121
iShares Russell Mid-Cap Value ETF	6,997	818,649
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,131,312)		1,133,770
SHORT-TERM INVESTMENTS — 9.3%
Certificates of Deposit — 1.2%
Nordea Bank Abp, 0.29%, 6/6/22	$3,990,000	3,989,288
Nordea Bank Abp, 0.19%, 6/24/22	3,900,000	3,896,893
Svenska Handelsbanken AB, 0.23%, 5/10/22	2,200,000	2,199,943
		10,086,124
Commercial Paper(8) — 4.1%
Alinghi Funding Co. LLC, 0.19%, 3/9/22(5)	315,000	314,946
Canadian Imperial Bank of Commerce, 0.22%, 11/4/22(5)	1,650,000	1,643,599
Commonwealth Bank of Australia, 0.18%, 4/19/22(5)	3,850,000	3,848,440
ING U.S. Funding LLC, 0.24%, 4/20/22(5)	750,000	749,661
Ionic Capital II Trust, 0.26%, 3/24/22 (LOC: Citibank N.A.)(5)	800,000	799,783
LMA-Americas LLC, 0.22%, 3/18/22(5)	2,670,000	2,669,427
Regatta Funding Co. LLC, 0.29%, 3/21/22(5)	2,500,000	2,499,962
Regatta Funding Co. LLC, 0.27%, 4/4/22(5)	9,520,000	9,520,000
Regatta Funding Co. LLC, 0.23%, 4/7/22(5)	2,000,000	1,999,043
Royal Bank of Canada, 0.18%, 5/16/22	3,000,000	2,997,506
Svenska Handelsbanken AB, 0.35%, 11/1/22(5)	2,000,000	1,989,451
Toronto-Dominion Bank (The), 0.23%, 4/11/22(5)	6,610,000	6,608,046
		35,639,864
Money Market Funds — 4.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	34,766,280	34,766,280
State Street Navigator Securities Lending Government Money Market Portfolio(9)	605,741	605,741
		35,372,021
TOTAL SHORT-TERM INVESTMENTS (Cost $81,113,956)		81,098,009
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $728,567,103)		871,511,984
OTHER ASSETS AND LIABILITIES†		(375,707)
TOTAL NET ASSETS — 100.0%		$871,136,277

32

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,283,765	USD	918,832	Bank of America N.A.	3/16/22	$(10,974)
USD	1,028,849	AUD	1,434,376	Bank of America N.A.	3/16/22	14,483
CAD	594,000	USD	459,560	Bank of America N.A.	3/16/22	7,706
CAD	19,754	USD	15,279	UBS AG	3/31/22	259
CAD	35,006	USD	27,836	UBS AG	3/31/22	(300)
CAD	21,074	USD	16,845	UBS AG	3/31/22	(268)
CAD	24,166	USD	19,090	UBS AG	3/31/22	(81)
CAD	29,023	USD	23,021	UBS AG	3/31/22	(191)
USD	2,463,808	CAD	3,133,299	Bank of America N.A.	3/16/22	(980)
USD	551,645	CAD	713,652	UBS AG	3/31/22	(9,718)
USD	12,969	CAD	16,684	UBS AG	3/31/22	(155)
USD	29,049	CAD	37,237	UBS AG	3/31/22	(242)
USD	13,353	CAD	17,018	UBS AG	3/31/22	(33)
USD	134,814	CAD	171,436	UBS AG	3/31/22	(39)
USD	19,435	CAD	24,732	UBS AG	3/31/22	(19)
USD	17,014	CAD	21,290	UBS AG	3/31/22	267
USD	17,482	CAD	21,874	UBS AG	3/31/22	276
USD	17,043	CAD	21,726	UBS AG	3/31/22	(47)
USD	436,575	CHF	403,249	Morgan Stanley	3/16/22	901
USD	7,171,990	CNY	45,796,745	Morgan Stanley	3/16/22	4,986
USD	1,461,244	DKK	9,575,793	UBS AG	3/16/22	14,056
EUR	152,000	USD	173,523	JPMorgan Chase Bank N.A.	3/16/22	(2,600)
EUR	10,131	USD	11,438	Credit Suisse AG	3/31/22	(42)
EUR	16,819	USD	19,103	Credit Suisse AG	3/31/22	(183)
EUR	23,508	USD	26,742	Credit Suisse AG	3/31/22	(296)
EUR	56,230	USD	64,533	Credit Suisse AG	3/31/22	(1,277)
EUR	13,378	USD	15,289	Credit Suisse AG	3/31/22	(240)
EUR	53,639	USD	60,679	Credit Suisse AG	3/31/22	(339)
EUR	26,755	USD	30,267	Credit Suisse AG	3/31/22	(169)
EUR	10,390	USD	11,775	Goldman Sachs & Co.	3/31/22	(87)
EUR	14,806	USD	16,846	UBS AG	3/31/22	(189)
EUR	12,274	USD	13,787	UBS AG	3/31/22	21
USD	9,164,450	EUR	8,097,471	JPMorgan Chase Bank N.A.	3/16/22	58,914
USD	209,916	EUR	184,790	JPMorgan Chase Bank N.A.	3/16/22	2,121
USD	1,454,127	EUR	1,284,167	Credit Suisse AG	3/31/22	9,523
USD	496,948	EUR	438,865	Credit Suisse AG	3/31/22	3,255
USD	17,537	EUR	15,456	Credit Suisse AG	3/31/22	151
USD	39,796	EUR	35,006	Credit Suisse AG	3/31/22	416
USD	17,887	EUR	15,586	Credit Suisse AG	3/31/22	354
USD	55,910	EUR	49,180	Credit Suisse AG	3/31/22	585
USD	113,741	EUR	100,128	Credit Suisse AG	3/31/22	1,103
USD	48,138	EUR	42,425	Credit Suisse AG	3/31/22	413
USD	47,704	EUR	42,094	Goldman Sachs & Co.	3/31/22	351
USD	17,090	EUR	15,066	UBS AG	3/31/22	142
USD	12,246	EUR	10,715	UBS AG	3/31/22	192
GBP	42,646	USD	57,598	JPMorgan Chase Bank N.A.	3/31/22	(263)
USD	308,131	GBP	231,368	Bank of America N.A.	3/16/22	(2,956)
USD	1,175,244	GBP	888,848	JPMorgan Chase Bank N.A.	3/31/22	(19,773)
USD	29,864	GBP	22,153	JPMorgan Chase Bank N.A.	3/31/22	80
USD	30,959	GBP	22,738	JPMorgan Chase Bank N.A.	3/31/22	388
33

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	1,960,013	USD	17,256	Bank of America N.A.	3/31/22	$(214)
JPY	1,930,370	USD	16,905	Bank of America N.A.	3/31/22	(121)
JPY	1,304,853	USD	11,289	Bank of America N.A.	3/31/22	57
USD	6,767,226	JPY	768,350,872	Bank of America N.A.	3/16/22	87,877
USD	470,974	JPY	53,440,234	Bank of America N.A.	3/31/22	6,318
USD	10,915	JPY	1,247,551	Bank of America N.A.	3/31/22	68
USD	11,905	JPY	1,364,961	Bank of America N.A.	3/31/22	37
USD	14,452	JPY	1,672,427	Bank of America N.A.	3/31/22	(90)
KRW	404,106,648	USD	342,594	Goldman Sachs & Co.	3/16/22	(7,772)
USD	375,473	MXN	8,032,448	JPMorgan Chase Bank N.A.	3/16/22	(11,153)
USD	153,613	MYR	648,861	Goldman Sachs & Co.	3/16/22	(1,563)
NOK	159,085	USD	18,096	UBS AG	3/31/22	(227)
NOK	109,182	USD	12,139	UBS AG	3/31/22	125
NOK	75,992	USD	8,514	UBS AG	3/31/22	22
USD	352,277	NOK	3,188,908	UBS AG	3/31/22	(5,912)
USD	10,617	NOK	93,704	UBS AG	3/31/22	92
SEK	1,125,577	USD	124,126	UBS AG	3/16/22	(3,367)
USD	435,204	THB	14,610,246	Goldman Sachs & Co.	3/16/22	(3,547)
						$130,112

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bobl 5-Year Bonds	15	March 2022	$2,228,476	$(30,189)
Korean Treasury 10-Year Bonds	10	March 2022	1,001,576	(35,437)
U.K. Gilt 10-Year Bonds	17	March 2022	2,788,407	(73,646)
U.S. Treasury 10-Year Ultra Notes	35	March 2022	4,998,984	(44,092)
U.S. Treasury 2-Year Notes	102	March 2022	22,098,937	(171,527)
U.S. Treasury 5-Year Notes	85	March 2022	10,132,266	(107,203)
U.S. Treasury Ultra Bonds	57	March 2022	10,769,438	(233,900)
			$54,018,084	$(695,994)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	151	March 2022	$19,323,281	$(8,320)
^Amount represents value and unrealized appreciation (depreciation).

34

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 35	Sell	5.00%	12/20/25	$3,652,000	$257,732	$6,564	$264,296
Markit CDX North America High Yield Index Series 36	Sell	5.00%	6/20/26	$4,500,000	384,089	(50,227)	333,862
					$641,821	$(43,663)	$598,158
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

35

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CNY	-	Chinese Yuan
CPI	-	Consumer Price Index
CVA	-	Certificaten Van Aandelen
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IDR		Indonesian Rupiah
IO	-	Interest Only
JPY	-	Japanese Yen
KRW	-	South Korean Won
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
SOFR	-	Secured Overnight Financing Rate
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
THB	-	Thai Baht
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,348,924. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
36

(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,202,080.
(5)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $84,026,103, which represented 9.6% of total net assets.
(6)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(7)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(8)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(9)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,411,202, which includes securities collateral of $805,461.

See Notes to Financial Statements.

37

Statement of Assets and Liabilities

JANUARY 31, 2022 (UNAUDITED)
Assets
Investment securities - unaffiliated, at value (cost of $405,907,221) — including $1,348,924 of securities on loan	$471,061,364
Investment securities - affiliated, at value (cost of $322,054,141)	399,844,879
Investment made with cash collateral received for securities on loan, at value (cost of $605,741)	605,741
Total investment securities, at value (cost of $728,567,103)	871,511,984
Cash	23,782
Foreign currency holdings, at value (cost of $43,582)	43,320
Foreign deposits with broker for futures contracts, at value (cost of $78,613)	75,530
Receivable for investments sold	2,219,623
Receivable for capital shares sold	164,348
Receivable for variation margin on swap agreements	17,045
Unrealized appreciation on forward foreign currency exchange contracts	215,539
Interest and dividends receivable	1,118,289
Securities lending receivable	390
Other assets	18,899
875,408,749

Liabilities
Payable for collateral received for securities on loan	605,741
Payable for investments purchased	2,444,106
Payable for capital shares redeemed	484,035
Payable for variation margin on futures contracts	55,238
Unrealized depreciation on forward foreign currency exchange contracts	85,427
Accrued management fees	466,183
Distribution and service fees payable	105,567
Accrued foreign taxes	2,687
Accrued other expenses	23,488
4,272,472

Net Assets	$871,136,277

Net Assets Consist of:
Capital (par value and paid-in surplus)	$713,491,149
Distributable earnings	157,645,128
$871,136,277

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$301,275,969	46,017,032	$6.55
I Class, $0.01 Par Value	$63,974,058	9,765,764	$6.55
A Class, $0.01 Par Value	$315,750,902	48,436,002	$6.52*
C Class, $0.01 Par Value	$24,628,211	3,879,091	$6.35
R Class, $0.01 Par Value	$35,949,637	5,566,927	$6.46
R5 Class, $0.01 Par Value	$449,313	68,540	$6.56
R6 Class, $0.01 Par Value	$129,108,187	19,749,223	$6.54
*Maximum offering price $6.92 (net asset value divided by 0.9425).

See Notes to Financial Statements.
38

Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Income distributions from affiliated funds	$4,707,863
Interest (net of foreign taxes withheld of $3,957)	3,043,736
Dividends (net of foreign taxes withheld of $49,475)	2,165,174
Securities lending, net	7,614
9,924,387

Expenses:
Management fees	4,879,657
Distribution and service fees:
A Class	421,182
C Class	135,510
R Class	95,117
Directors' fees and expenses	11,468
Other expenses	35,374
5,578,308
Fees waived(1)	(1,963,001)
3,615,307

Net investment income (loss)	6,309,080

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (including $11,462,788 from affiliated funds)	35,150,401
Forward foreign currency exchange contract transactions	1,199,491
Futures contract transactions	335,491
Swap agreement transactions	100,996
Foreign currency translation transactions	(30,168)
36,756,211

Change in net unrealized appreciation (depreciation) on:
Investments (including $(23,750,912) from affiliated funds and (increase) decrease in accrued foreign taxes of $678)	(61,139,128)
Forward foreign currency exchange contracts	(114,426)
Futures contracts	(895,889)
Swap agreements	(110,517)
Translation of assets and liabilities in foreign currencies	(20,889)
(62,280,849)

Net realized and unrealized gain (loss)	(25,524,638)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(19,215,558)
(1)Amount consists of $683,191, $148,456, $700,070, $56,307, $79,053, $10,635 and $285,289 for Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively.

See Notes to Financial Statements.
39

Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2022 (UNAUDITED) AND YEAR ENDED JULY 31, 2021
Increase (Decrease) in Net Assets	January 31, 2022	July 31, 2021
Operations
Net investment income (loss)	$6,309,080	$8,463,127
Net realized gain (loss)	36,756,211	78,237,108
Change in net unrealized appreciation (depreciation)	(62,280,849)	111,822,338
Net increase (decrease) in net assets resulting from operations	(19,215,558)	198,522,573

Distributions to Shareholders
From earnings:
Investor Class	(31,344,738)	(16,064,506)
I Class	(6,900,222)	(3,522,656)
A Class	(31,643,456)	(15,023,804)
C Class	(2,437,089)	(1,773,159)
R Class	(3,536,505)	(1,822,110)
R5 Class	(74,139)	(388,300)
R6 Class	(13,409,115)	(7,105,756)
Decrease in net assets from distributions	(89,345,264)	(45,700,291)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	23,390,907	(49,353,471)

Net increase (decrease) in net assets	(85,169,915)	103,468,811

Net Assets
Beginning of period	956,306,192	852,837,381
End of period	$871,136,277	$956,306,192

See Notes to Financial Statements.
40

Notes to Financial Statements

JANUARY 31, 2022 (UNAUDITED)

1. Organization

American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Strategic Allocation: Moderate Fund (the fund) is one fund in a series issued by the corporation. The fund may invest in varying combinations of other affiliated investment companies such as mutual funds and exchange-traded funds advised by American Century Investments (affiliated funds). The fund will assume the risks associated with the affiliated funds. The fund is an asset allocation fund and its investment objective is to seek the highest level of total return consistent with its asset mix.

The fund offers the Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

41

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Hybrid securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Income and capital gain distributions, if any, from the affiliated funds are recorded as of the ex-dividend date. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

42

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

43

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of January 31, 2022.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$605,741	—	—	—	$605,741
Gross amount of recognized liabilities for securities lending transactions					$605,741
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the affiliated funds.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The investment advisor will waive the portion of the fund's management fee equal to the expenses attributable to the management fees of the funds advised by American Century Investments in which the fund invests. The amount of this waiver will fluctuate depending on the fund's daily allocation to such funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Directors. During the period ended January 31, 2022, the investment advisor agreed to waive an additional 0.28% of the fund's management fee. The investment advisor expects this waiver to continue until November 30, 2022 and cannot terminate it prior to such date without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended January 31, 2022 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
		Before Waiver	After Waiver
Investor Class	0.90% to 1.10%	1.10%	0.68%
I Class	0.70% to 0.90%	0.90%	0.48%
A Class	0.90% to 1.10%	1.10%	0.68%
C Class	0.90% to 1.10%	1.10%	0.68%
R Class	0.90% to 1.10%	1.10%	0.68%
R5 Class	0.70% to 0.90%	0.90%	0.48%
R6 Class	0.55% to 0.75%	0.75%	0.33%

44

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended January 31, 2022 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.
Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $106,292 and $717,770, respectively. The effect of interfund transactions on the Statement of Operations was $74,316 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended January 31, 2022 totaled $200,021,966, of which $308,516 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended January 31, 2022 totaled $258,002,738, of which $60,202,132 represented U.S. Treasury and Government Agency obligations.

45

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended January 31, 2022		Year ended July 31, 2021
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	790,000,000		790,000,000
Sold	1,482,359	$10,774,968	4,099,547	$28,587,905
Issued in reinvestment of distributions	4,490,404	30,744,133	2,335,225	15,641,289
Redeemed	(4,915,921)	(34,976,736)	(9,175,667)	(62,598,014)
	1,056,842	6,542,365	(2,740,895)	(18,368,820)
I Class/Shares Authorized	380,000,000		380,000,000
Sold	630,459	4,549,647	1,397,614	9,624,673
Issued in reinvestment of distributions	1,004,308	6,887,824	523,495	3,516,603
Redeemed	(1,548,474)	(10,909,713)	(2,293,806)	(15,588,905)
	86,293	527,758	(372,697)	(2,447,629)
A Class/Shares Authorized	670,000,000		670,000,000
Sold	1,712,698	12,391,429	5,905,766	40,402,029
Issued in reinvestment of distributions	4,522,713	30,861,319	2,195,878	14,650,103
Redeemed	(4,329,476)	(31,318,644)	(7,941,893)	(54,075,671)
	1,905,935	11,934,104	159,751	976,461
C Class/Shares Authorized	160,000,000		160,000,000
Sold	156,659	1,107,396	471,554	3,147,225
Issued in reinvestment of distributions	367,278	2,437,089	270,676	1,768,799
Redeemed	(632,336)	(4,495,727)	(3,238,938)	(21,637,082)
	(108,399)	(951,242)	(2,496,708)	(16,721,058)
R Class/Shares Authorized	90,000,000		90,000,000
Sold	253,869	1,831,186	597,422	4,045,578
Issued in reinvestment of distributions	523,799	3,536,416	275,380	1,821,434
Redeemed	(460,346)	(3,332,707)	(1,423,460)	(9,788,870)
	317,322	2,034,895	(550,658)	(3,921,858)
R5 Class/Shares Authorized	50,000,000		50,000,000
Sold	60,735	454,405	98,060	678,487
Issued in reinvestment of distributions	10,537	74,139	57,800	388,300
Redeemed	(1,051,536)	(7,945,680)	(220,043)	(1,476,149)
	(980,264)	(7,417,136)	(64,183)	(409,362)
R6 Class/Shares Authorized	295,000,000		295,000,000
Sold	1,882,570	13,744,374	2,925,930	20,290,100
Issued in reinvestment of distributions	1,960,551	13,409,115	1,060,303	7,105,756
Redeemed	(2,288,323)	(16,433,326)	(5,222,882)	(35,857,061)
	1,554,798	10,720,163	(1,236,649)	(8,461,205)
Net increase (decrease)	3,832,527	$23,390,907	(7,302,039)	$(49,353,471)

46

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Affiliated Funds	$399,844,879	—	—
Common Stocks	171,690,833	$53,197,383	—
U.S. Treasury Securities	—	39,542,522	—
Sovereign Governments and Agencies	—	39,232,597	—
Corporate Bonds	—	36,857,363	—
Collateralized Loan Obligations	—	18,233,946	—
Municipal Securities	—	9,558,085	—
Asset-Backed Securities	—	8,336,762	—
Collateralized Mortgage Obligations	—	4,030,876	—
Commercial Mortgage-Backed Securities	—	3,869,993	—
Preferred Stocks	—	3,506,796	—
U.S. Government Agency Mortgage-Backed Securities	—	1,378,170	—
Exchange-Traded Funds	1,133,770	—	—
Short-Term Investments	35,372,021	45,725,988	—
	$608,041,503	$263,470,481	—
Other Financial Instruments
Swap Agreements	—	$598,158	—
Forward Foreign Currency Exchange Contracts	—	215,539	—
	—	$813,697	—

Liabilities
Other Financial Instruments
Futures Contracts	$565,042	$139,272	—
Forward Foreign Currency Exchange Contracts	—	85,427	—
	$565,042	$224,699	—

47

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $8,152,000.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $41,436,163.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $50,677,292 futures contracts purchased and $7,458,478 futures contracts sold.
48

Value of Derivative Instruments as of January 31, 2022

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$17,045	Payable for variation margin on swap agreements*	—
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	215,539	Unrealized depreciation on forward foreign currency exchange contracts	$85,427
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	55,238
		$232,584		$140,665
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended January 31, 2022

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$100,996	Change in net unrealized appreciation (depreciation) on swap agreements	$(110,517)
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	1,199,491	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(114,426)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	335,491	Change in net unrealized appreciation (depreciation) on futures contracts	(895,889)
		$1,635,978		$(1,120,832)

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. Financial institutions have started the process of phasing out LIBOR and the transition process to a replacement rate may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments or a change in the cost of temporary borrowing for the fund.
There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

49

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$731,846,879
Gross tax appreciation of investments	$152,467,331
Gross tax depreciation of investments	(12,802,226)
Net tax appreciation (depreciation) of investments	$139,665,105

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

10. Investments in Affiliated Funds

The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. As of period end, the fund owned 35% and 39% of the total outstanding shares of American Century Multisector Income ETF and American Century Emerging Markets Bond ETF, respectively.

50

11. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended January 31, 2022 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$28,619	—	—	$(1,101)	$27,518	541	—	$222
American Century Emerging Markets Bond ETF	—	$11,533	—	(667)	10,866	232	—	166
American Century Focused Dynamic Growth ETF(3)	27,285	2,337	$188	(4,291)	25,143	355	$20	—
American Century Focused Large Cap Value ETF	43,638	1,172	13,916	(812)	30,082	496	672	1,046
American Century Multisector Income ETF	—	41,715	—	(1,254)	40,461	833	—	502
American Century Quality Diversified International ETF	30,472	5,585	241	(2,634)	33,182	687	(2)	380
American Century STOXX U.S. Quality Growth ETF	47,359	1,435	5,933	(6,835)	36,026	527	4,681	73
American Century STOXX U.S. Quality Value ETF	62,991	210	20,706	(3,033)	39,462	771	3,469	460
Avantis Emerging Markets Equity ETF	20,680	18,442	1,305	(1,368)	36,449	579	(22)	703
Avantis International Equity ETF	30,672	4,838	386	(1,252)	33,872	550	(4)	472
Avantis International Small Cap Value ETF	10,202	135	754	(578)	9,005	144	199	131
Avantis U.S. Equity ETF	62,687	215	4,448	(940)	57,514	755	2,409	400
Avantis U.S. Small Cap Value ETF	19,530	86	365	1,014	20,265	262	41	153
	$384,135	$87,703	$48,242	$(23,751)	$399,845	6,732	$11,463	$4,708
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2022(3)	$7.40	0.05	(0.19)	(0.14)	(0.08)	(0.63)	(0.71)	$6.55	(2.17)%	0.69%(4)	1.11%(4)	1.41%(4)	0.99%(4)	23%	$301,276
2021	$6.25	0.07	1.43	1.50	(0.07)	(0.28)	(0.35)	$7.40	24.69%	0.73%	1.11%	1.01%	0.63%	48%	$332,602
2020	$6.57	0.07	0.46	0.53	(0.08)	(0.77)	(0.85)	$6.25	8.42%	0.84%	1.11%	1.13%	0.86%	99%	$297,963
2019	$7.02	0.09	0.13	0.22	(0.10)	(0.57)	(0.67)	$6.57	4.36%	1.06%	1.11%	1.42%	1.37%	68%	$314,567
2018(5)	$7.51	0.06	0.16	0.22	(0.06)	(0.65)	(0.71)	$7.02	3.22%	1.09%(4)	1.09%(4)	1.25%(4)	1.25%(4)	55%	$444,259
2017	$6.67	0.08	0.93	1.01	(0.09)	(0.08)	(0.17)	$7.51	15.42%	1.08%	1.08%	1.20%	1.20%	81%	$523,241
2016	$6.97	0.08	0.14	0.22	(0.07)	(0.45)	(0.52)	$6.67	3.49%	1.07%	1.07%	1.22%	1.22%	82%	$574,968
I Class
2022(3)	$7.40	0.06	(0.19)	(0.13)	(0.09)	(0.63)	(0.72)	$6.55	(2.08)%	0.49%(4)	0.91%(4)	1.61%(4)	1.19%(4)	23%	$63,974
2021	$6.25	0.08	1.44	1.52	(0.09)	(0.28)	(0.37)	$7.40	24.93%	0.53%	0.91%	1.21%	0.83%	48%	$71,639
2020	$6.57	0.08	0.46	0.54	(0.09)	(0.77)	(0.86)	$6.25	8.64%	0.64%	0.91%	1.33%	1.06%	99%	$62,820
2019	$7.02	0.11	0.13	0.24	(0.12)	(0.57)	(0.69)	$6.57	4.55%	0.86%	0.91%	1.62%	1.57%	68%	$76,202
2018(5)	$7.52	0.07	0.15	0.22	(0.07)	(0.65)	(0.72)	$7.02	3.23%	0.89%(4)	0.89%(4)	1.45%(4)	1.45%(4)	55%	$125,345
2017	$6.68	0.10	0.92	1.02	(0.10)	(0.08)	(0.18)	$7.52	15.64%	0.88%	0.88%	1.40%	1.40%	81%	$135,618
2016	$6.97	0.09	0.15	0.24	(0.08)	(0.45)	(0.53)	$6.68	3.86%	0.87%	0.87%	1.42%	1.42%	82%	$213,502

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2022(3)	$7.37	0.04	(0.19)	(0.15)	(0.07)	(0.63)	(0.70)	$6.52	(2.32)%	0.94%(4)	1.36%(4)	1.16%(4)	0.74%(4)	23%	$315,751
2021	$6.22	0.05	1.44	1.49	(0.06)	(0.28)	(0.34)	$7.37	24.48%	0.98%	1.36%	0.76%	0.38%	48%	$342,835
2020	$6.55	0.05	0.46	0.51	(0.07)	(0.77)	(0.84)	$6.22	8.04%	1.09%	1.36%	0.88%	0.61%	99%	$288,517
2019	$7.00	0.08	0.13	0.21	(0.09)	(0.57)	(0.66)	$6.55	4.11%	1.31%	1.36%	1.17%	1.12%	68%	$304,644
2018(5)	$7.49	0.05	0.16	0.21	(0.05)	(0.65)	(0.70)	$7.00	3.04%	1.34%(4)	1.34%(4)	1.00%(4)	1.00%(4)	55%	$347,290
2017	$6.66	0.07	0.91	0.98	(0.07)	(0.08)	(0.15)	$7.49	15.01%	1.33%	1.33%	0.95%	0.95%	81%	$398,519
2016	$6.95	0.06	0.15	0.21	(0.05)	(0.45)	(0.50)	$6.66	3.38%	1.32%	1.32%	0.97%	0.97%	82%	$456,392
C Class
2022(3)	$7.19	0.01	(0.17)	(0.16)	(0.05)	(0.63)	(0.68)	$6.35	(2.62)%	1.69%(4)	2.11%(4)	0.41%(4)	(0.01)%(4)	23%	$24,628
2021	$6.10	—(6)	1.39	1.39	(0.02)	(0.28)	(0.30)	$7.19	23.55%	1.73%	2.11%	0.01%	(0.37)%	48%	$28,683
2020	$6.45	0.01	0.45	0.46	(0.04)	(0.77)	(0.81)	$6.10	7.18%	1.84%	2.11%	0.13%	(0.14)%	99%	$39,523
2019	$6.91	0.03	0.12	0.15	(0.04)	(0.57)	(0.61)	$6.45	3.30%	2.06%	2.11%	0.42%	0.37%	68%	$48,515
2018(5)	$7.42	0.01	0.16	0.17	(0.03)	(0.65)	(0.68)	$6.91	2.46%	2.09%(4)	2.09%(4)	0.25%(4)	0.25%(4)	55%	$80,205
2017	$6.60	0.01	0.92	0.93	(0.03)	(0.08)	(0.11)	$7.42	14.29%	2.08%	2.08%	0.20%	0.20%	81%	$97,269
2016	$6.91	0.01	0.15	0.16	(0.02)	(0.45)	(0.47)	$6.60	2.55%	2.07%	2.07%	0.22%	0.22%	82%	$106,604

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2022(3)	$7.31	0.03	(0.18)	(0.15)	(0.07)	(0.63)	(0.70)	$6.46	(2.45)%	1.19%(4)	1.61%(4)	0.91%(4)	0.49%(4)	23%	$35,950
2021	$6.17	0.03	1.43	1.46	(0.04)	(0.28)	(0.32)	$7.31	24.23%	1.23%	1.61%	0.51%	0.13%	48%	$38,353
2020	$6.51	0.04	0.45	0.49	(0.06)	(0.77)	(0.83)	$6.17	7.77%	1.34%	1.61%	0.63%	0.36%	99%	$35,807
2019	$6.96	0.06	0.13	0.19	(0.07)	(0.57)	(0.64)	$6.51	3.88%	1.56%	1.61%	0.92%	0.87%	68%	$39,114
2018(5)	$7.46	0.03	0.16	0.19	(0.04)	(0.65)	(0.69)	$6.96	2.74%	1.59%(4)	1.59%(4)	0.75%(4)	0.75%(4)	55%	$43,590
2017	$6.63	0.05	0.92	0.97	(0.06)	(0.08)	(0.14)	$7.46	14.83%	1.58%	1.58%	0.70%	0.70%	81%	$50,395
2016	$6.93	0.05	0.13	0.18	(0.03)	(0.45)	(0.48)	$6.63	2.98%	1.57%	1.57%	0.72%	0.72%	82%	$53,902
R5 Class
2022(3)	$7.41	0.04	(0.17)	(0.13)	(0.09)	(0.63)	(0.72)	$6.56	(2.07)%	0.49%(4)	0.91%(4)	1.61%(4)	1.19%(4)	23%	$449
2021	$6.25	0.08	1.45	1.53	(0.09)	(0.28)	(0.37)	$7.41	25.10%	0.53%	0.91%	1.21%	0.83%	48%	$7,768
2020	$6.58	0.08	0.45	0.53	(0.09)	(0.77)	(0.86)	$6.25	8.46%	0.64%	0.91%	1.33%	1.06%	99%	$6,960
2019	$7.03	0.11	0.13	0.24	(0.12)	(0.57)	(0.69)	$6.58	4.56%	0.86%	0.91%	1.62%	1.57%	68%	$7,200
2018(5)	$7.52	0.08	0.15	0.23	(0.07)	(0.65)	(0.72)	$7.03	3.38%	0.89%(4)	0.89%(4)	1.45%(4)	1.45%(4)	55%	$6,885
2017(7)	$6.93	0.07	0.58	0.65	(0.06)	—	(0.06)	$7.52	9.43%	0.88%(4)	0.88%(4)	1.46%(4)	1.46%(4)	81%(8)	$5

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2022(3)	$7.39	0.06	(0.18)	(0.12)	(0.10)	(0.63)	(0.73)	$6.54	(2.00)%	0.34%(4)	0.76%(4)	1.76%(4)	1.34%(4)	23%	$129,108
2021	$6.24	0.09	1.44	1.53	(0.10)	(0.28)	(0.38)	$7.39	25.17%	0.38%	0.76%	1.36%	0.98%	48%	$134,426
2020	$6.56	0.09	0.46	0.55	(0.10)	(0.77)	(0.87)	$6.24	8.82%	0.49%	0.76%	1.48%	1.21%	99%	$121,246
2019	$7.01	0.12	0.13	0.25	(0.13)	(0.57)	(0.70)	$6.56	4.72%	0.71%	0.76%	1.77%	1.72%	68%	$95,697
2018(5)	$7.51	0.08	0.15	0.23	(0.08)	(0.65)	(0.73)	$7.01	3.35%	0.74%(4)	0.74%(4)	1.60%(4)	1.60%(4)	55%	$111,937
2017	$6.67	0.11	0.93	1.04	(0.12)	(0.08)	(0.20)	$7.51	15.83%	0.73%	0.73%	1.55%	1.55%	81%	$85,623
2016	$6.97	0.10	0.14	0.24	(0.09)	(0.45)	(0.54)	$6.67	3.86%	0.72%	0.72%	1.57%	1.57%	82%	$71,340

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2022 (unaudited).
(4)Annualized.
(5)December 1, 2017 through July 31, 2018. The fund's fiscal year end was changed from November 30 to July 31, resulting in an eight-month annual reporting period. For the years before July 31, 2018, the fund's fiscal year end was November 30.
(6)Per-share amount was less than $0.005.
(7)April 10, 2017 (commencement of sale) through November 30, 2017.
(8)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. These portfolio holdings are available on the fund's website at
americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Strategic Asset Allocations, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92641 2203

(b) None.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Strategic Asset Allocations, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	March 30, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	March 30, 2022

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	March 30, 2022